                                                             FILE NO. 333-92396
                                                                      811-07727

================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4


                        REGISTRATION STATEMENT UNDER
                         THE SECURITIES ACT OF 1933

                       PRE-EFFECTIVE AMENDMENT NO. 1    [_]

                        POST-EFFECTIVE AMENDMENT NO. 1  [X]

                                   AND/OR

                        REGISTRATION STATEMENT UNDER
                     THE INVESTMENT COMPANY ACT OF 1940

                              AMENDMENT NO. 2           [X]
                      (CHECK APPROPRIATE BOX OR BOXES)


                               -----------------

                         VARIABLE ANNUITY ACCOUNT FIVE
            (Portion Relating to SEASONS ADVISOR II VARIABLE ANNUITY)
                          (Exact Name of Registrant)

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
(doing business as ANCHOR NATIONAL LIFE INSURANCE COMPANY) ("Anchor National")
                              (Name of Depositor)

                              1 SUNAMERICA CENTER
                      LOS ANGELES, CALIFORNIA 90067-6022
             (Address of Depositor's Principal Offices) (Zip Code)

       Depositor's Telephone Number, including Area Code: (310) 772-6000

                           CHRISTINE A. NIXON, ESQ.
                                ANCHOR NATIONAL
                              1 SUNAMERICA CENTER
                      LOS ANGELES, CALIFORNIA 90067-6022
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

 --- immediately upon filing pursuant to paragraph (b) of Rule 485
  X  on October 11, 2002 pursuant to paragraph (b) of Rule 485
 ---
 --- 60 days after filing pursuant to paragraph (a)(1) of Rule 485 --- on October 11, 2002 pursuant to paragraph (a)(1) of Rule 485

================================================================================

                         VARIABLE ANNUITY ACCOUNT FIVE

            (Portion Relating to SEASONS ADVISOR II VARIABLE ANNUITY)

                             CROSS REFERENCE SHEET

                              PART A--PROSPECTUS

Item Number
in Form N-4                                                  Caption
----------- -                                                -------

     1.     Cover Page......................... Cover Page

     2.     Definitions........................ Glossary

     3.     Synopsis........................... Highlights; Fee Tables; Portfolio
                                                  Expenses; Examples

     4.     Condensed Financial Information.... N/A

     5.     General Description of Registrant,  The Seasons Advisor II Variable
              Depositor and Portfolio Companies   Annuity; Other Information

     6.     Deductions......................... Expenses

     7.     General Description of Variable     The Seasons Advisor II Variable
              Annuity Contracts................   Annuity; Purchasing a Seasons
                                                  Advisor Variable Annuity;
                                                  Investment Options

     8.     Annuity Period..................... Income Options

     9.     Death Benefit...................... Death Benefit

    10.     Purchases and Contract Value....... Purchasing a Seasons Advisor II
                                                  Variable Annuity

    11.     Redemptions........................ Access to Your Money

    12.     Taxes.............................. Taxes

    13.     Legal Proceedings.................. Other Information--Legal
                                                  Proceedings

    14.     Table of Contents of Statement of   Table of Contents of Statement of
              Additional Information...........   Additional Information

                  PART B--STATEMENT OF ADDITIONAL INFORMATION

Certain information required in part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.

Item Number
in Form N-4                                                  Caption
----------- -                                                -------

    15.     Cover Page......................... Cover Page

    16.     Table of Contents.................. Table of Contents

    17.     General Information and History.... The Seasons Advisor II Variable
                                                  Annuity (P); Separate Account;
                                                  General Account; Investment
                                                  Options (P); Other Information

    18.     Services........................... Other Information (P)

    19.     Purchase of Securities Being        Purchasing a Seasons Advisor II
            Offered............................   Variable Annuity (P)

    20.     Underwriters....................... Distribution of Contracts

    21.     Calculation of Performance Data.... Performance Data

    22.     Annuity Payments................... Income Options (P); Annuity
                                                  Payments; Annuity Unit Values

    23.     Financial Statements............... Depositor; Other
                                                  Information--Financial
                                                  Statements; Registrant;
                                                  Financial Statements

                                    PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

[LOGO]
                                  PROSPECTUS
                               November 11, 2002

                  ALLOCATED FIXED AND VARIABLE GROUP ANNUITY
                                   issued by
   VARIABLE ANNUITY ACCOUNT FIVE and ANCHOR NATIONAL LIFE INSURANCE COMPANY

The annuity contract has 19 investment choices--2 fixed investment options which offer interest rates guaranteed by Anchor National for different periods of time, 9 variable investment SELECT PORTFOLIOS, 4 variable investment FOCUSED PORTFOLIOS and 4 variable investment SEASONS STRATEGIES:

    SELECT PORTFOLIOS         FOCUSED PORTFOLIOS         SEASONS STRATEGIES
    Large Cap Growth             Focus Growth                  Growth
   Large Cap Composite      Focus Growth and Income        Moderate Growth
     Large Cap Value              Focus Value              Balanced Growth
     Mid Cap Growth              Focus TechNet           Conservative Growth
      Mid Cap Value
        Small Cap
  International Equity
Diversified Fixed Income
     Cash Management

              all of which invest in the underlying portfolios of

                             Seasons Series Trust
                             which is managed by:

    SELECT PORTFOLIOS                  FOCUSED PORTFOLIOS                  SEASONS STRATEGIES
  AIG Global Investment              Harris Associates L.P.             Janus Capital Corporation
          Corp.                     Fred Alger Management Inc.              Putnam Investment
   Goldman Sachs Asset               Salomon Brothers Asset                 Management, Inc.
        Management                         Management                       SunAmerica Asset
Janus Capital Corporation                Marsico Capital                    Management Corp.
   Lord, Abbett & Co.                   Management, LLC.                T. Rowe Price Associates,
    SunAmerica Asset                Dresdner RCM Global Funds                     Inc.
     Management Corp.                   SunAmerica Asset                  Wellington Management
T. Rowe Price Associates,               Management Corp.                      Company, LLP
           Inc.                        VanWagoner Capital
   Goldman Sachs Asset                     Management
       Management/                     Third Avenue Funds
   Goldman Sachs Asset                Thornburg Investment
     Management Int'l                   Management, Inc.
  Wellington Management    American Century Investment Management, Inc.
       Company, LLP

You can put your money into any one or all of the SELECT PORTFOLIOS, FOCUSED PORTFOLIOS, SEASONS STRATEGIES and/or fixed investment options.
Please read this prospectus carefully before investing and keep it for your future reference. It contains important information you should know about the Seasons Advisor II Variable Annuity.
To learn more about the annuity offered by this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated November 1, 2002. The SAI has been filed with the Securities and Exchange Commission ("SEC") and can be considered part of this prospectus.
The table of contents of the SAI appears on page 32 of this prospectus. For a free copy of the SAI, call us at (800)445-SUN2 or write our Annuity Service Center at, P.O. Box 54299, Los Angeles, California 90054-0299.
A registration statement has been filed with the SEC under the Securities Act of 1933 relating to the contract. This prospectus does not contain all the information in the registration statement as permitted by SEC regulations. The omitted information can be obtained from the SEC's principal office in Washington, D.C., upon payment of a prescribed fee.
In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC.
Annuities involve risk, including possible loss of principal, and are not a deposit or obligation of, or guaranteed or endorsed by, any bank. They are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.
These securities have not been approved or disapproved by the Securities and Exchange Commission, nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

Glossary..............................................................................    3
Highlights............................................................................    4
Seasons Advisor II Variable Annuity Fee Tables........................................    5
   Owner Transaction Expenses.........................................................    5
   Annual Separate Account Expenses...................................................    5
   The Optional Seasons Estate Advantage Fee..........................................    5
   The Optional Earnings Advantage Fee................................................    5
   Investment Portfolio Expenses of Portfolios and Seasons Series Trust...............    6
Examples..............................................................................    7
The Seasons Advisor II Variable Annuity...............................................   10
Purchasing A Seasons Advisor II Variable Annuity......................................   11
   Allocation of Purchase Payments....................................................   11
   Accumulation Units.................................................................   11
   Free Look..........................................................................   12
Investment Options....................................................................   12
   Variable Investment Options........................................................   12
      THE PORTFOLIOS..................................................................   13
      PORTFOLIO Operation.............................................................   13
      THE SEASONS STRATEGIES..........................................................   13
      SEASONS STRATEGY Rebalancing....................................................   14
      Fixed Investment Options........................................................   16
   Transfers During the Accumulation Phase............................................   16
   Dollar Cost Averaging..............................................................   17
   Asset Allocation Rebalancing Program...............................................   18
   Voting Rights......................................................................   18
   Substitution.......................................................................   18
Access To Your Money..................................................................   19
   Systematic Withdrawal Program......................................................   19
   Minimum Contract Value.............................................................   19
   Qualified Contract Owners..........................................................   19
Death Benefit.........................................................................   19
   Standard Death Benefit.............................................................   20
   Seasons Estate Advantage...........................................................   21
   Spousal Continuation...............................................................   22
Expenses..............................................................................   23
   Separate Account Expenses..........................................................   23
   Investment Portfolio Expenses......................................................   23
   Transfer Fee.......................................................................   24
   Seasons Estate Advantage Fee.......................................................   24
   Seasons Earnings Advantage Fee.....................................................   24
   Premium Tax........................................................................   24
   Income Taxes.......................................................................   24
   Reduction or Elimination of Charges and Expenses, and Additional Amounts Credited..   24
Income Options........................................................................   25
   Annuity Date.......................................................................   25
   Income Options.....................................................................   25
   Allocation of Annuity Payments.....................................................   26
   Income Payments....................................................................   26
   Transfers During the Income Phase..................................................   26
   Deferment of Payments..............................................................   26
Taxes.................................................................................   26
   Annuity Contracts in General.......................................................   26
   Tax Treatment of Distributions - Non-Qualified Contracts...........................   27
   Tax Treatment of Distributions - Qualified Contracts...............................   27
   Minimum Distributions..............................................................   28
   Tax Treatment of Death Benefits....................................................   28
   Contracts Owned by a Trust or Corporation..........................................   29
   Gifts, Pledges and/or Assignments of a Non-Qualified Contract......................   29
   Diversification and Investor Control...............................................   29
Performance...........................................................................   29
Other Information.....................................................................   30
   Anchor National....................................................................   30
   The Separate Account...............................................................   30
   The General Account................................................................   30
   Distribution of the Contract.......................................................   30
   Administration.....................................................................   31
   Legal Proceedings..................................................................   31
   Ownership..........................................................................   31
   Independent Accountants............................................................   31
   Registration Statement.............................................................   31
Table of Contents of Statement of Additional Information..............................   32
Appendix A--Death Benefits Following Spousal Continuation.............................  A-1

GLOSSARY

We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, We define them in this glossary.

Accumulation Phase--The period during which you invest money in your contract.

Accumulation Units--A measurement We use to calculate the value of the variable portion of your contract during the Accumulation Phase.

Annuitant(s)--The person(s) on whose life (lives) We base annuity payments.

Annuity Date--The date on which annuity payments are to begin, as selected by you.

Annuity Units--A measurement we use to calculate the amount of annuity payments you receive from the variable portion of your contract during the Income Phase.

Beneficiary(ies)--The person(s) designated to receive any benefits under the contract if you or the Annuitant dies.

Company--Anchor National, We, Us, the issuer of this annuity contract.

Income Phase--The period during which We make annuity payments to you.

IRS--The Internal Revenue Service.

Non-qualified (contract)--A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").

PORTFOLIO(S)--A sub-account of Variable Annuity Account Five which provides for the variable investment options available under the contract. Each SELECT and FOCUSED PORTFOLIO has a distinct investment objective and is invested in the underlying investment portfolios of the Seasons Series Trust. This investment option allocates assets to an underlying fund in which a portion of the assets is managed by three different advisors.

Purchase Payments--The money you give Us to buy the contract, as well as any additional money you give Us to invest in the contract after you own it.

Qualified (contract)--A contract purchased with pre-tax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or individual retirement account ("IRA").

STRATEGY(IES)--A sub-account of Variable Annuity Account Five which provides for the variable investment options available under the contract. Each SEASONS STRATEGY has its own investment objective and is invested in the underlying investment portfolios of the Seasons Series Trust. This investment option allocates assets to three out of six available portfolios, each of which is managed by a different investment advisor.

HIGHLIGHTS
  ------------------------------------------------------------------------------

Anchor National Life Insurance Company is in the process of changing its name to AIG SunAmerica Life Assurance Company. We anticipate this process will take some time to implement in all jurisdictions where We do business. We expect the name change to be completed during 2003. To begin this process We officially changed the name in our state of domicile, Arizona. However, We continue to do business, today, under the name Anchor National and will refer to the Company by that name throughout this prospectus. You will be notified when the name is changed to AIG SunAmerica Life Assurance Company and We are no longer doing business as Anchor National. Please keep in mind, this is a name change only and will not affect the substance of your contract.

The Seasons Advisor II Variable Annuity is a contract between you and Anchor National. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested into any one or more of the distinct SELECT PORTFOLIOS, FOCUSED PORTFOLIOS and/or SEASONS STRATEGIES and DCA fixed account options. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving income payments from your annuity to provide for your retirement.

Free Look: You may cancel your contract within 10 days after receiving it (or whatever period is required in your state). You will receive whatever your contract is worth on the day that We receive your request. The amount refunded may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law. Please see Purchasing a Seasons Advisor II Variable Annuity in the prospectus.

Expenses: There are fees and charges associated with the contract. We deduct separate account expenses which equal 1.55% annually of the average daily value of your contract allocated to the SELECT PORTFOLIOS, FOCUSED PORTFOLIOS and/or SEASONS STRATEGIES. There are investment charges and other expenses if you invest in the SELECT PORTFOLIOS, FOCUSED PORTFOLIOS and/or SEASONS STRATEGIES. If you elect optional features available under the contract We may charge additional fees for those features. Please see the Fee Table, Purchasing a Seasons Advisor II Variable Annuity and Expenses in the prospectus.

Access To Your Money: You may withdraw money from your contract during the Accumulation Phase. If you do so, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. Please see Access to Your Money and Taxes in the prospectus.

Death Benefit: A death benefit feature is available under the contract to protect your Beneficiaries in the event of your death during the Accumulation Phase. Please see Death Benefits in the prospectus.

Income Options: When you are ready to begin taking income, you can choose to receive income payments on a variable basis, fixed basis or a combination of both. You may also chose from five different income options, including an option for income that you cannot outlive. Please see Income Options in the prospectus.

Inquiries: If you have questions about your contract call your financial advisor or contact us at Anchor National Annuity Service Center P.O. Box 54299 Los Angeles, California 90054-0299. Telephone Number: (800) 445-SUN2.

Anchor National offers several different variable annuity products to meet the diverse needs of our investors. Each product may offer different features and benefits offered at correspondingly different fees, charges and expenses. When working with your financial advisor to determine the best product to meet your needs you should consider, among other things, whether the features of this contract and the related fees provide the most appropriate package to help you meet your long-term retirement savings goals.

Please read the prospectus carefully for more detailed information regarding these and other features and benefits of the contract, as well as the risks of investing.

SEASONS ADVISOR II VARIABLE ANNUITY FEE TABLES
  ------------------------------------------------------------------------------


OWNER TRANSACTION EXPENSES

           Withdrawal Charge... None
           Contract Maintenance
            Charge............. None
           Transfer Fee........ No charge for the first 15 transfers
                                each contract year; thereafter, fee
                                is $25 ($10 in Pennsylvania and
                                Texas) per transfer in any contract
                                year.

ANNUAL SEPARATE ACCOUNT EXPENSES
(as a percentage of your daily net asset value)

                  Total Annual Separate Account Expenses...... 1.55%

THE OPTIONAL SEASONS ESTATE ADVANTAGE FEE
(Seasons Estate Advantage offers a choice of one of two optional enhanced death benefits which are described more fully in the prospectus. If elected, the fee is an annualized charge that is deducted daily from your daily net asset value.)

                  Fee as a percentage of your daily net
                   asset value......................... 0.15%

THE OPTIONAL EARNINGS ADVANTAGE FEE
(Earnings Advantage, an enhanced death benefit feature, which is described more fully in the prospectus is optional and if elected, the fee is an annualized charge that is deducted daily from daily net asset value. The Earnings Advantage can only be elected if the Seasons Estate Advantage is also elected.)

                  Fee as a percentage of your daily net
                   asset value......................... 0.25%

                  INVESTMENT PORTFOLIO EXPENSES OF PORTFOLIOS
                         SEASONS SERIES TRUST CLASS 3
(as a percentage of daily net asset value after any applicable reimbursement or waiver of expenses,
         as of the fiscal year end of the Trust ending March 31, 2002)

                                     MANAGEMENT SERVICE (12b-1)   OTHER     TOTAL ANNUAL
                                        FEES        FEES/3/     EXPENSES/4/   EXPENSES
------------------------------------------------------------------------------------
SELECT PORTFOLIOS
    Large Cap Growth/1,2/              0.80%         0.25%        0.30%        1.35%
    Large Cap Composite/1,2/           0.80%         0.25%        0.30%        1.35%
    Large Cap Value/1,2/               0.80%         0.25%        0.30%        1.35%
    Mid Cap Growth/1,2/                0.85%         0.25%        0.30%        1.40%
    Mid Cap Value/1,2/                 0.85%         0.25%        0.30%        1.40%
    Small Cap/1,2/                     0.85%         0.25%        0.30%        1.40%
    International Equity/1,2/          1.00%         0.25%        0.30%        1.55%
    Diversified Fixed Income/1,2/      0.70%         0.25%        0.30%        1.25%
    Cash Management/2/                 0.55%         0.25%        0.30%        1.10%
------------------------------------------------------------------------------------
FOCUSED PORTFOLIOS
    Focus Growth                       1.00%         0.25%        0.30%        1.55%
    Focus Growth and Income/1,2/       1.00%         0.25%        0.30%        1.55%
    Focus Value/1,2/                   1.00%         0.25%        0.30%        1.55%
    Focus TechNet/1,2/                 1.20%         0.25%        0.30%        1.75%
------------------------------------------------------------------------------------

               INVESTMENT PORTFOLIO EXPENSES BY SEASONS STRATEGY
  (based on the total annual expenses of the underlying investment portfolios reflected below after any applicable reimbursement or waiver of expenses, as of the fiscal year end of the Trust ending March 31, 2002)

                            MANAGEMENT SERVICE (12b-1)   OTHER     TOTAL ANNUAL
                               FEES        FEES/3/     EXPENSES/4/   EXPENSES
 --------------------------------------------------------------------------
 SEASONS STRATEGY
     Growth                   0.87%         0.25%        0.13%        1.25%
     Moderate Growth          0.85%         0.25%        0.12%        0.22%
     Balanced Growth          0.83%         0.25%        0.15%        1.25%
     Conservative Growth      0.80%         0.25%        0.22%        1.27%
 --------------------------------------------------------------------------

IMPORTANT INFORMATION ABOUT PORTFOLIO EXPENSES IF INVESTED IN SEASONS
STRATEGIES:
The Investment Portfolio Expenses table set forth below identifies the total investment expenses charged by the underlying investment portfolios of Seasons Series Trust. Each contractholder invested in a SEASONS STRATEGY will incur only a portion of the investment expense of those portfolios in which the SEASONS STRATEGY invests. The table above entitled "Investment Portfolio Expenses by SEASONS STRATEGY" shows an approximation of the total investment expenses a contractholder may incur if invested in each respective SEASONS STRATEGY, after the automatic quarterly rebalancing of such SEASONS STRATEGY as described on page 14. The actual investment expenses incurred by contractholders within a SEASONS STRATEGY will vary depending upon the daily net asset value of each investment portfolio in which such SEASONS STRATEGY is invested.

                         INVESTMENT PORTFOLIO EXPENSES
                  FOR SEASONS STRATEGY UNDERLYING PORTFOLIOS
 (as a percentage of daily net asset value of each investment portfolio as of the fiscal year end
                      of the Trust ending March 31, 2002)

                                            MANAGEMENT SERVICE (12b-1)   OTHER     TOTAL ANNUAL
                                               FEES        FEES/3/     EXPENSES/4/   EXPENSES
------------------------------------------------------------------------------------
SEASONS STRATEGY UNDERLYING
PORTFOLIOS
    Stock                                     0.90%         0.25%        0.06%        1.21%
    Asset Allocation: Diversified Growth      0.85%         0.25%        0.11%        1.21%
    Multi-Managed Growth                      0.89%         0.25%        0.16%        1.30%
    Multi-Managed Moderate Growth             0.85%         0.25%        0.14%        1.24%
    Multi-Managed Income/Equity               0.81%         0.25%        0.18%        1.24%
    Multi-Managed Income                      0.77%         0.25%        0.29%        1.31%
------------------------------------------------------------------------------------

/1/ For the portfolio, the adviser, SunAmerica Asset Management has voluntarily agreed to waive fees or expenses, if necessary, to keep operating expenses at or below established maximum amounts. All waivers or reimbursements may be terminated at any time. Only certain portfolios relied on these waivers and/or reimbursements during this fiscal year as follows: Absent fee waivers or reimbursement expenses by the adviser or custody credits, you would have incurred the following expenses during the last fiscal year:
    Focus TechNet 3.07%, Focus Growth & Income 2.57%, Focus Value 2.64% (annualized), Large Cap Growth 1.39%, Large Cap Composite 1.78%, Large Cap Value 1.41%, Mid Cap Growth 1.52%, Mid Cap Value 1.52%, Small Cap 1.66%, International Equity 2.30%, and Diversified Fixed Income 1.35%.
/2/ The ratio reflects an expense cap of 1.75%, 1.55%, 1.55%, 1.35%, 1.35%,
    1.35%, 1.40%, 1.40%, 1.40%, 1.55%, 1.10%, and 1.25%, for Focus TechNet,
    Focus Growth & Income, Focus Value, Large Cap Growth, Large Cap Composite, Large Cap Value, Mid Cap Growth, Mid Cap Value, Small Cap, International Equity, Cash Management and Diversified Fixed Income, respectively.
/3/ The Board of Trustees adopted a 12(b)(1) Plan with respect to the Seasons
    Series Trust on July 31, 2002 which will be effective on November 11, 2002. Although the Plan was not in place at the fiscal year end shown here, the 0.25% service fee is shown in these expense numbers.
/4/ Estimated based on Class 2 Portfolios.

The above investment portfolio expenses were provided by Seasons Series Trust.
      We have not independently verified the accuracy of the information.

                                   EXAMPLES

You will pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets, separate account charges of 1.55%, Investment Portfolio Expenses after any waiver, reimbursement or recoupment (assuming the waiver, reimbursement or recoupment will continue for the period shown), if applicable, and
    (a) If the contract is surrendered at the end of the stated time period and no optional features are elected.
    (b) If the contract is surrendered and you elect the Seasons Estate Advantage and the Earnings Advantage at the maximum charges of 0.15% and 0.25%, respectively.
    (c) If the contract is not surrendered or is annuitized and no optional features are elected.*
    (d) If the contract is not surrendered and you elect the Seasons Estate Advantage and the Earnings Advantage at the maximum charges of 0.15% and 0.25%, respectively.

                                              TIME PERIODS
          -----------------------------------------------------------
          SELECT PORTFOLIO         1 YEAR  3 YEARS  5 YEARS  10 YEARS
          -----------------------------------------------------------
          Large Cap Growth         (a) $29 (a) $ 90 (a) $153 (a) $322
                                   (b) $33 (b) $102 (b) $172 (b) $359
                                   (c) $29 (c) $ 90 (c) $153 (c) $322
                                   (d) $33 (d) $102 (d) $172 (d) $359
          Large Cap Composite      (a) $29 (a) $ 90 (a) $153 (a) $322
                                   (b) $33 (b) $102 (b) $172 (b) $359
                                   (c) $29 (c) $ 90 (c) $153 (c) $322
                                   (d) $33 (d) $102 (d) $172 (d) $359
          Large Cap Value          (a) $29 (a) $ 90 (a) $153 (a) $322
                                   (b) $33 (b) $102 (b) $172 (b) $359
                                   (c) $29 (c) $ 90 (c) $153 (c) $322
                                   (d) $33 (d) $102 (d) $172 (d) $359
          Mid Cap Growth           (a) $30 (a) $ 91 (a) $155 (a) $327
                                   (b) $34 (b) $103 (b) $175 (b) $364
                                   (c) $30 (c) $ 91 (c) $155 (c) $327
                                   (d) $34 (d) $103 (d) $175 (d) $364
          Mid Cap Value            (a) $30 (a) $ 91 (a) $155 (a) $327
                                   (b) $34 (b) $103 (b) $175 (b) $364
                                   (c) $30 (c) $ 91 (c) $155 (c) $327
                                   (d) $34 (d) $103 (d) $175 (d) $364
          Small Cap                (a) $30 (a) $ 91 (a) $155 (a) $327
                                   (b) $34 (b) $103 (b) $175 (b) $364
                                   (c) $30 (c) $ 91 (c) $155 (c) $327
                                   (d) $34 (d) $103 (d) $175 (d) $364
          International Equity     (a) $31 (a) $ 96 (a) $163 (a) $341
                                   (b) $35 (b) $107 (b) $182 (b) $377
                                   (c) $31 (c) $ 96 (c) $163 (c) $341
                                   (d) $35 (d) $107 (d) $182 (d) $377
          Diversified Fixed Income (a) $28 (a) $ 87 (a) $148 (a) $313
                                   (b) $32 (b) $ 99 (b) $167 (b) $350
                                   (c) $28 (c) $ 87 (c) $148 (c) $313
                                   (d) $32 (d) $ 99 (d) $167 (d) $350
          Cash Management          (a) $27 (a) $ 82 (a) $141 (a) $298
                                   (b) $31 (b) $ 94 (b) $160 (b) $336
                                   (c) $27 (c) $ 82 (c) $141 (c) $298
                                   (d) $31 (d) $ 94 (d) $160 (d) $336
          -----------------------------------------------------------

     * Anchor National does not impose any fees or charges when you begin the Income Phase of your contracts.

            --------------------------------------------------------
            FOCUSED PORTFOLIOS    1 YEAR  3 YEARS  5 YEARS  10 YEARS
            --------------------------------------------------------
            Focus Growth          (a) $31 (a) $ 96 (a) $163 (a) $341
                                  (b) $35 (b) $107 (b) $182 (b) $377
                                  (c) $31 (c) $ 96 (c) $163 (c) $341
                                  (d) $35 (d) $107 (d) $182 (d) $377
            Focus Growth & Income (a) $31 (a) $ 96 (a) $163 (a) $341
                                  (b) $35 (b) $107 (b) $182 (b) $377
                                  (c) $31 (c) $ 96 (c) $163 (c) $341
                                  (d) $35 (d) $107 (d) $182 (d) $377
            Focus Value           (a) $31 (a) $ 96 (a) $163 (a) $341
                                  (b) $35 (b) $107 (b) $182 (b) $377
                                  (c) $31 (c) $ 96 (c) $163 (c) $341
                                  (d) $35 (d) $107 (d) $182 (d) $377
            Focus TechNet         (a) $33 (a) $102 (a) $172 (a) $359
                                  (b) $37 (b) $113 (b) $191 (b) $395
                                  (c) $33 (c) $102 (c) $172 (c) $359
                                  (d) $37 (d) $113 (d) $191 (d) $395
            --------------------------------------------------------

             ------------------------------------------------------
             SEASONS STRATEGY    1 YEAR  3 YEARS  5 YEARS  10 YEARS
             ------------------------------------------------------
             Growth              (a) $28 (a) $ 87 (a) $148 (a) $313
                                 (b) $32 (b) $ 99 (b) $167 (b) $350
                                 (c) $28 (c) $ 87 (c) $148 (c) $313
                                 (d) $32 (d) $ 99 (d) $167 (d) $350
             Moderate Growth     (a) $28 (a) $ 86 (a) $146 (a) $310
                                 (b) $32 (b) $ 98 (b) $166 (b) $348
                                 (c) $28 (c) $ 86 (c) $146 (c) $310
                                 (d) $32 (d) $ 98 (d) $166 (d) $348
             Balanced Growth     (a) $28 (a) $ 86 (a) $147 (a) $311
                                 (b) $32 (b) $ 98 (b) $166 (b) $348
                                 (c) $28 (c) $ 86 (c) $147 (c) $311
                                 (d) $32 (d) $ 98 (d) $166 (d) $348
             Conservative Growth (a) $29 (a) $ 87 (a) $149 (a) $315
                                 (b) $32 (b) $ 99 (b) $168 (b) $352
                                 (c) $29 (c) $ 87 (c) $149 (c) $315
                                 (d) $32 (d) $ 99 (d) $168 (d) $352
             ------------------------------------------------------

                    Explanation of Fee Tables and Examples

1. The purpose of the Fee Tables is to show you the various expenses you will incur directly by investing in the contract. The example reflects owner transaction expenses, separate account expenses including optional benefit fees in some examples investment portfolio expenses by SELECT PORTFOLIO, FOCUSED PORTFOLIO and SEASONS STRATEGY and other expenses.
2. The Examples assume that no transfer fees were imposed. Premium taxes are not reflected but may be applicable.
3. For certain underlying investment portfolios in which the SELECT PORTFOLIOS, FOCUSED PORTFOLIOS and SEASONS STRATEGIES invest, the adviser voluntarily agreed to waive fees or reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each of the following Portfolios' average net assets: Multi-Managed Income/Equity Portfolio 1.24%, Multi-Managed Income Portfolio 1.31%, Asset Allocation:
   Diversified Growth Portfolio 1.21%, Large Cap Growth Portfolio 1.35%, Large Cap Composite Portfolio 1.35%, Large Cap Value Portfolio 1.35%, Mid Cap Growth Portfolio 1.40%, Mid Cap Value Portfolio 1.40%, Small Cap Portfolio 1.40%, International Equity Portfolio 1.55%, Diversified Fixed Income Portfolio 1.25%, Focus Growth 1.55%, Focus Value 1.55% and Cash Management Portfolio 1.10%. The adviser also may voluntarily waive or reimburse additional amounts to increase the investment return to a Portfolio's investors. The adviser may terminate all such waivers and/or reimbursements at any time. Further, any waivers or reimbursements made by the adviser with respect to a Portfolio are subject to recoupment from that Portfolio within the following two years, provided that the Portfolio is able to effect such payment to the adviser and remain in compliance with the foregoing expense limitations.
4. The Examples reflect the currently applicable 12b-1 fee of 0.25%.
5. These examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

    AS OF THE DATE OF THIS PROSPECTUS SALES OF THIS CONTRACT HAD NOT BEGUN. THEREFORE NO CONDENSED FINANCIAL INFORMATION APPEARS IN THE PROSPECTUS.

THE SEASONS ADVISOR II VARIABLE ANNUITY
  ------------------------------------------------------------------------------

An annuity is a contract between you and an insurance company. You are the owner of the contract. The contract provides three main benefits:

  . Tax Deferral: You do not pay taxes on your earnings from the annuity until you withdraw them.

  . Death Benefit: If you die during the Accumulation Phase, the insurance company pays a death benefit to your Beneficiary.

  . Guaranteed Income: If elected, you receive a stream of income for your lifetime, or another available period you select.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawn. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits which may be valuable to you. You should fully discuss this decision with your financial advisor.

This annuity was developed to help you contribute to your retirement savings. This annuity works in two stages, the Accumulation Phase and the Income Phase. Your contract is in the Accumulation Phase during the period when you make payments into the contract. The Income Phase begins when you request us to start making payments to you out of the money accumulated in your contract.

The contract is called a "variable" annuity because it allows you to invest in variable investment portfolios which We call SELECT PORTFOLIOS, FOCUSED PORTFOLIOS and SEASONS STRATEGIES. The SELECT PORTFOLIOS, FOCUSED PORTFOLIOS and SEASONS STRATEGIES have specific investment objectives and their performance varies. You can gain or lose money if you invest in these SELECT PORTFOLIOS, FOCUSED PORTFOLIOS or SEASONS STRATEGIES. The amount of money you accumulate in your contract depends on the performance of the SELECT PORTFOLIO(S), FOCUSED PORTFOLIO(S) or SEASONS STRATEGY(IES) in which you invest. The contract also offers a six-month and a one-year DCA fixed account option for new purchase payments only.

For more information on SELECT PORTFOLIOS, FOCUSED PORTFOLIOS, SEASONS STRATEGIES and DCA fixed account options available under this contract, see INVESTMENT OPTIONS page 12.

Anchor National issues the Seasons Advisor II Variable Annuity. When you purchase a Seasons Advisor II Variable Annuity, a contract exists between you and Anchor National. The Company is a stock life insurance company organized under the laws of the state of Arizona. Its principal place of business is 1 SunAmerica Center, Los Angeles, California 90067. The Company conducts life insurance and annuity business in the District of Columbia and all states except New York. Anchor National is an indirect, wholly owned subsidiary of American International Group, Inc., a Delaware corporation. Seasons Advisor II may not currently be available in all states. Please check with your financial advisor regarding availability in your state.

This annuity is designed for investors whose personal circumstances allow for a long-term investment time horizon, to assist in contributing to retirement savings. As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age 59 1/2. Because of the potential penalty, you should fully discuss all of the benefits and risks of this contract with your financial advisor prior to purchase.

PURCHASING A SEASONS ADVISOR II VARIABLE ANNUITY
  ------------------------------------------------------------------------------

An initial Purchase Payment is the money you give Us to buy a contract. Any additional money you give Us to invest in the contract after purchase is a subsequent Purchase Payment.


The minimum initial Purchase Payment is $10,000 and subsequent amounts of $500 or more may be added to your contract. Prior Company approval is required to accept Purchase Payments greater than $1,000,000. For contracts owned by a non-natural owner, prior Company approval is required to accept Purchase Payments greater than $250,000. The Company reserves the right to refuse Purchase Payments including one which would cause Total Purchase Payments to exceed $1,000,000 and for contracts owned by a non-natural owner, $250,000 at the time of the Purchase Payment. Further, We reserve the right to aggregate all contracts having the same owner and/or annuitants' social security or federal tax identification number for purposes of determining which contracts and/or Purchase Payments require Company pre-approval. Also, the optional Automatic Payment Plan allows you to make subsequent Purchase Payments of as little as $100.

In general, We will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless they certify to Us that the minimum distribution required by the federal tax code is being made. In addition, We may not issue a contract to anyone age 86 or older. Seasons Estate Advantage is not available to you if you are age 81 or older at the time of contract issue.

We allow spouses to jointly own this contract. However, the age of the older spouse is used to determine the availability of any age driven benefits. The addition of a joint owner after the contract has been issued is contingent upon prior review and approval by the Company.

Allocation of Purchase Payments

We invest your Purchase Payments in the DCA fixed accounts, SELECT PORTFOLIO(S), FOCUSED PORTFOLIO(S) and/or SEASONS STRATEGY(IES) according to your instructions. If We receive a Purchase Payment without allocation instructions, We will invest the money according to the last Purchase Payment allocation instructions provided by you. Purchase Payments are applied to your contract based upon the value of the variable investment option next determined after receipt of your money. See INVESTMENT OPTIONS page 12.

In order to issue your contract, We must receive your completed application and/or, Purchase Payment allocation instructions and any other required paper work at our Annuity Service Center. We allocate your initial Purchase Payment within two business days of receiving it. If We do not have complete information necessary to issue your contract, We will contact you. If we do not have the information necessary to issue your contract within 5 business days We will:

  .  Send your money back to you; or

  . Ask your permission to keep your money until We get the information necessary to issue the contract.

Accumulation Units

The value of the variable portion of your contract will go up or down depending upon the investment performance of the SELECT PORTFOLIO(S), FOCUSED PORTFOLIO(S) or SEASONS STRATEGY(IES) you select. In order to keep track of the value of your contract, We use a unit of measure called an Accumulation Unit. During the Income Phase, We call them Annuity Units.

An Accumulation Unit value is determined each day that the New York Stock Exchange ("NYSE") is open. We calculate an Accumulation Unit for each SEASONS STRATEGY, SELECT PORTFOLIO or FOCUSED PORTFOLIO after the NYSE closes each day. We do this by:

    1. determining the total value of money invested in a particular SEASONS STRATEGY, SELECT PORTFOLIO or FOCUSED PORTFOLIO;

    2. subtracting from that amount any asset-based charges and any other charges such as taxes We have deducted; and

    3. dividing this amount by the number of outstanding Accumulation Units.

   Example:

   We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to the Focus Growth Portfolio. We determine that the value of an Accumulation Unit for the Focus Growth Portfolio is $11.10 when the NYSE closes on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for the Focus Growth Portfolio.

Free Look

You may cancel your contract within ten days after receiving it (or longer if required by state law). We call this a "free look." To cancel, you must mail the contract along with your free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299.

If you decide to cancel your contract during the free look period, generally, We will refund to you the value of your contract on the day We receive your request.

Certain states require Us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look. With respect to those contracts, We reserve the right to put your money in the Cash Management investment option during the free look period and will allocate your money according to your instructions at the end of the applicable free look period. Currently, We do not put your money in the Cash Management investment option during the free look period unless you allocate your money to it. If your contract was issued in a state requiring return of Purchase Payments or as an IRA and you cancel your contract during the free look period, We return the greater of (1) your Purchase Payments; or (2) the value of your contract. At the end of the free look period, We allocate your money according to your instructions.

Exchange Offers

From time to time, We may offer to allow you to exchange an older variable annuity issued by Anchor National or one of its affiliates, for a newer product with more current features and benefits, also issued by Anchor National or one of its affiliates. Such an Exchange Offer will be made in accordance with the applicable state and federal securities and insurance rules and regulations. We will explain the specific terms and conditions of any such Exchange Offer at the time the offer is made.

INVESTMENT OPTIONS
  ------------------------------------------------------------------------------

The contract offers variable investment options which We call SELECT PORTFOLIOS, FOCUSED PORTFOLIOS and SEASONS STRATEGIES. The contract also offers 2 DCA fixed investment accounts for new Purchase Payments. We designed the contract to meet your varying investment needs over time. You can achieve this by using the SELECT PORTFOLIOS, FOCUSED PORTFOLIOS and/or SEASONS STRATEGIES. The SELECT PORTFOLIOS, FOCUSED PORTFOLIOS and SEASONS STRATEGIES are only available through the purchase of certain variable annuities.

Variable Investment Options

Each of the variable investment options of the contract invests in underlying portfolios of Seasons Series Trust. SunAmerica Asset Management Corporation ("SAAMCo"), an affiliate of Anchor National, manages Seasons Series Trust. SAAMCo has engaged sub-advisers to provide investment advice for certain of the underlying investment portfolios.

You should read the prospectus for the Seasons Series Trust carefully before investing. The trust prospectus which is attached hereto contains detailed information about the underlying investment portfolios including investment objective and risk factors.

The PORTFOLIOS

The contract offers nine SELECT PORTFOLIOS, each with a distinct investment objective, utilizing a disciplined investing style to achieve its objective. Each SELECT PORTFOLIO invests in an underlying investment portfolio of the Seasons Series Trust. Except for the Cash Management portfolio, each underlying portfolio is multi-managed by a team of three money managers; one component of the underlying portfolios is an unmanaged component that tracks a particular target index or subset of an index. The other two components are actively managed. The unmanaged component of each underlying portfolio is intended to balance some of the risks associated with an actively traded portfolio.

The contract also currently offers four FOCUSED PORTFOLIOS. Each multi-managed FOCUSED PORTFOLIO offers you three different professional managers, one of which may be SAAMCo, and each of which advises a separate portion of the FOCUSED PORTFOLIO. Each manager actively selects a limited number of stocks that represent their best stock selections. This approach to investing results in a more concentrated portfolio, which will be less diversified than the SELECT PORTFOLIOS, and may be subject to greater market risks.

Each underlying PORTFOLIO and the respective managers are:

                         SELECT PORTFOLIOS                           FOCUSED PORTFOLIO
Large Cap Growth      Mid Cap Growth        International Equity     Focus Growth
AIG Global Investment AIG Global Investment AIG Global Investment    Fred Alger
Goldman Sachs         T. Rowe Price         Goldman Sachs Int'l      Salomon Brothers
Janus                 Wellington            Lord Abbett              Marsico

Large Cap Composite   Mid Cap Value         Diversified Fixed Income Focus Growth & Income
AIG Global Investment AIG Global Investment AIG Global Investment    Harris Associates, L.P.
SAAMCo                Goldman Sachs         SAAMCo                   Marsico
T. Rowe Price         Lord Abbett           Wellington               Thornburg

Large Cap Value       Small Cap             Cash Management          Focus Value
AIG Global Investment AIG Global Investment SAAMCo                   Third Avenue
T. Rowe Price         Lord Abbett                                    Thornburg
Wellington            SAAMCo                                         American Century

                                                                     Focus TechNet
                                                                     Dresdner
                                                                     SAAMCo
                                                                     Van Wagoner

PORTFOLIO Operation

Each PORTFOLIO is designed to meet a distinct investment objective facilitated by the management philosophy of three different money managers (except for the Cash Management portfolio). Generally, the Purchase Payments received for allocation to each PORTFOLIO will be allocated equally among the three managers for that PORTFOLIO. Each quarter SAAMCo will evaluate the asset allocation between the three managers of each PORTFOLIO. If SAAMCo determines that the assets have become significantly unequal in allocation among the managers, then the incoming cash flows may be redirected in an attempt to stabilize the allocations. Generally, existing PORTFOLIO assets will not be rebalanced. However, We reserve the right to do so in the event that it is deemed necessary and not adverse to the interests of contract owners invested in the PORTFOLIO.

The SEASONS STRATEGIES

The contract offers four multi-manager variable investment SEASONS STRATEGIES, each with a different investment objective. We designed the SEASONS STRATEGIES utilizing an asset allocation approach to meet your investment needs over time, considering factors such as your age, goals and risk tolerance. However, each SEASONS STRATEGY is designed to achieve different levels of growth over time.

Each SEASONS STRATEGY invests in three underlying investment portfolios of the Seasons Series Trust. The allocation of money among these investment portfolios varies depending on the objective of the SEASONS STRATEGY.

The underlying investment portfolios of Seasons Series Trust in which the SEASONS STRATEGIES invest include the Asset Allocation: Diversified Growth Portfolio, the Stock Portfolio and the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity and Multi-Managed Income Portfolios (the "Multi-Managed Portfolios").

The Asset Allocation: Diversified Growth Portfolio is managed by Putnam. The Stock Portfolio is managed by T. Rowe Price. All of the Multi-Managed Portfolios include the same three basic investment components: a growth component managed by Janus, a balanced component managed by SAAMCo and a fixed income component managed by Wellington, LLP. The Growth SEASONS STRATEGY and the Moderate Growth SEASONS STRATEGY also have an aggressive growth component which SAAMCo manages. The percentage that any one of these components represents in each Multi-Managed Portfolio varies in accordance with the investment objective.

Each SEASONS STRATEGY uses an investment approach based on asset allocation. This approach is achieved by each SEASONS STRATEGY investing in distinct percentages in three specific underlying funds of the Seasons Series Trust. In turn, the underlying funds invest in a combination of domestic and international stocks, bonds and cash. Based on the percentage allocation to each specific underlying fund and each underlying fund's investment approach, each SEASONS STRATEGY initially has a neutral asset allocation mix of stocks, bonds and cash.

SEASONS STRATEGY Rebalancing

Each SEASONS STRATEGY is designed to meet its investment objective by allocating a portion of your money to three different investment portfolios. At the beginning of each quarter a rebalancing occurs among the underlying funds to realign each SEASONS STRATEGY with its distinct percentage investment in the three underlying funds. This rebalancing is designed to help maintain the neutral asset allocation mix for each SEASONS STRATEGY. The pie charts on the following pages demonstrate:

  .  the neutral asset allocation mix for each SEASONS STRATEGY; and

  .  the percentage allocation in which each SEASONS STRATEGY invests.

On the first business day of each quarter (or as close to such date as is administratively practicable) your money will be allocated among the various investment portfolios according to the percentages set forth on the next pages. Additionally, within each Multi-Managed Portfolio, your money will be rebalanced among the various components. We also reserve the right to rebalance any SEASONS STRATEGY more frequently if rebalancing is, deemed necessary and not adverse to the interests of contract owners invested in such SEASONS STRATEGY. Rebalancing a SEASONS STRATEGY may involve shifting a portion of assets out of underlying investment portfolios with higher returns into underlying investment portfolios with relatively lower returns.

                                    GROWTH

   Goal: Long-term growth of capital, allocating its assets primarily to stocks. This SEASONS STRATEGY may be best suited for those with longer periods to invest.



                                    [CHART]

Bonds           25%
Cash             5%
Stocks          70%

                             UNDERLYING INVESTMENT
                             PORTFOLIOS & MANAGERS

               Multi-Managed Growth Portfolio                 50%
               Managed by:
                 Janus Capital Corporation
                 SunAmerica Asset Management Corp.
                 Wellington Management Company, LLP
               Stock Portfolio                                25%
               Managed by T. Rowe Price Associates, Inc.
               Asset Allocation: Diversified Growth Portfolio 25%
               Managed by Putnam Investment Management, Inc.

                                MODERATE GROWTH

   Goal: Growth of capital through investments in equities, with a secondary objective of conservation of principal by allocating more of its assets to bonds than the Growth SEASONS STRATEGY. This SEASONS STRATEGY may be best suited for those nearing retirement years but still earning income.

                                    [CHART]

Bonds           25%
Cash             5%
Stocks          70%

                             UNDERLYING INVESTMENT
                             PORTFOLIOS & MANAGERS

               Multi-Managed Moderate Growth Portfolio        55%
               Managed by:
                 Janus Capital Corporation
                 SunAmerica Asset Management Corp.
                 Wellington Management Company, LLP
               Stock Portfolio                                20%
               Managed by T. Rowe Price Associates, Inc.
               Asset Allocation: Diversified Growth Portfolio 25%
               Managed by Putnam Investment Management, Inc.

                                BALANCED GROWTH

   Goal: Focuses on conservation of principal by investing in a more balanced weighting of stocks and bonds, with a secondary objective of seeking a high total return. This SEASONS STRATEGY may be best suited for those approaching retirement and with less tolerance for investment risk.

                                    [CHART]

Bonds                   40%
Cash                     5%
Stocks                  55%


                             UNDERLYING INVESTMENT
                             PORTFOLIOS & MANAGERS

               Multi-Managed Income/Equity Portfolio          55%
               Managed by:
                 Janus Capital Corporation
                 SunAmerica Asset Management Corp.
                 Wellington Management Company, LLP
               Stock Portfolio                                20%
               Managed by T. Rowe Price Associates, Inc.
               Asset Allocation: Diversified Growth Portfolio 25%
               Managed by Putnam Investment Management, Inc.

                              CONSERVATIVE GROWTH

   Goal: Capital preservation while maintaining some potential for growth over the long term. This SEASONS STRATEGY may be best suited for those with lower investment risk tolerance.

                                    [CHART]

Bonds           53%
Cash             5%
Stocks          42%


                             UNDERLYING INVESTMENT
                             PORTFOLIOS & MANAGERS

               Multi-Managed Income Portfolio                 60%
               Managed by:
                 Janus Capital Corporation
                 SunAmerica Asset Management Corp.
                 Wellington Management Company, LLP
               Stock Portfolio                                15%
               Managed by T. Rowe Price Associates, Inc.
               Asset Allocation: Diversified Growth Portfolio 25%
               Managed by Putnam Investment Management, Inc.

Fixed Investment Options

The contract also offers the 6-month and/or 1-year DCA fixed accounts which are available only in conjunction with the Dollar Cost Averaging Program. We guarantee the interest rate for money allocated to the 6-month DCA fixed account and/or the 1-year DCA fixed account (the "DCA fixed accounts"). Please see the section on the Dollar Cost Averaging Program on page 17 for additional information about, including limitations on, the availability and operation of the DCA fixed accounts. The DCA fixed accounts are only available for new Purchase Payments.

The DCA fixed accounts credit a fixed rate of interest. Interest is credited to amounts allocated to the 6-month or 1-year DCA fixed account while your investment is systematically transferred to the SELECT PORTFOLIO(S), FOCUSED PORTFOLIO(S) and/or SEASONS STRATEGY(IES) you select. The rates applicable to the DCA fixed accounts may differ from each other but will never be less than the Minimum Guaranteed Rate specified in your contract. See DOLLAR COST AVERAGING on page 17 for more information.

Transfers During the Accumulation Phase

During the Accumulation Phase, you may transfer funds between and among the SELECT PORTFOLIOS, the FOCUSED PORTFOLIOS, and the SEASONS STRATEGIES. Funds already in your contract cannot be transferred into the DCA fixed accounts. You must transfer at least $100. If less than $100 will remain in any SELECT PORTFOLIO, FOCUSED PORTFOLIO, OR SEASONS STRATEGY after a transfer, that amount must be transferred as well.

Subject to certain rules, you may request transfers of your account value between the Variable Portfolios and/or the fixed account options in writing or by telephone. Additionally, you may access your account and request transfers between any of the SELECT PORTFOLIOS, FOCUSED PORTFOLIOS, or SEASONS STRATEGIES through SunAmerica's website (http://www.sunamerica.com). We currently allow 15 free transfers per contract per year. We charge $25 ($10 in Pennsylvania and Texas) for each additional transfer in any contract year. Transfers resulting from your participation in the DCA program count against your 15 free transfers per contract year. However, transfers resulting from your participation in the automatic asset rebalancing program do not count against your 15 free transfers.

We may accept transfer requests by telephone or the Internet unless you tell us not to on your contract application. When receiving instructions over the telephone or the Internet, We follow appropriate procedures to provide reasonable assurance that the transactions executed are genuine. Thus, We are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If We fail to follow our procedures, We may be liable for any losses due to unauthorized or fraudulent instructions.

Any transfer request in excess of 15 transfers per contract year must be submitted in writing by U.S. mail. Transfer requests sent by same day mail, overnight mail or courier services will not be accepted. We will process any transfer request as of the day We receive it, if received before close of the New York Stock Exchange ("NYSE"), generally at 1:00 p.m. Pacific Standard Time ("PST"). If the transfer request is received after the close of the NYSE, the request will be processed on the next business day.

Transfer requests required to be submitted by U.S. mail can only be cancelled in writing by U.S. mail. We will process a cancellation request only if it is received prior to or simultaneous with the original transfer request.

This product is not designed for professional "market timing" organizations or other organizations or individuals engaged in trading strategies that seek to benefit from short term price fluctuations or price irregularities by making programming transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio in which the SELECT PORTFOLIOS, the FOCUSED PORTFOLIOS, or the SEASONS STRATEGIES invest. These market timing strategies are disruptive to the underlying portfolios in which the SELECT PORTFOLIOS, FOCUSED PORTFOLIOS, or SEASONS STRATEGIES invest and thereby potentially harmful to investors. If We determine, in our sole discretion, that your transfer patterns between and among the SELECT PORTFOLIOS, the FOCUSED PORTFOLIOS, and the SEASONS STRATEGIES reflect a market timing strategy, We reserve the right to take action to protect the other investors. Such action may include but would not be limited to restricting the way you can request transfers between and among the SELECT PORTFOLIOS, the FOCUSED PORTFOLIOS, and the

SEASONS STRATEGIES, imposing penalty fees on such trading activity, and/or otherwise restricting transfer options in accordance with state and federal rules and regulations.

Regardless of the number of transfers you have made, We will monitor and may terminate your transfer privileges after We have notified you of the restrictions, if We determine that you are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other policy owners. Some of the factors We will consider include:

  .  the dollar amount of the transfer;

  . the total assets of the SELECT PORTFOLIO, the FOCUSED PORTFOLIO, or the SEASONS STRATEGIES involved in the transfer;

  .  the number of transfers completed in the current calendar quarter; or

  . whether the transfer is part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies.

For information regarding transfers during the Income Phase, see INCOME OPTIONS on page 25.

We reserve the right to modify, suspend, waive or terminate these transfer provisions at any time.

Dollar Cost Averaging

The Dollar Cost Averaging ("DCA") program allows you to invest gradually in the variable investment portfolios. Under the program you systematically transfer a set dollar amount or percentage from any SELECT PORTFOLIO, FOCUSED PORTFOLIO and/or SEASONS STRATEGY or the 6-month/1-year DCA fixed accounts (source accounts) to any other SELECT PORTFOLIO, FOCUSED PORTFOLIO or SEASONS STRATEGY.

We offer the 6-month and the 1-year DCA fixed accounts exclusively to facilitate this program. The DCA fixed accounts only accept new Purchase Payments. If you allocate a Purchase Payment into a DCA fixed account, We transfer all your money allocated to that account into the SELECT PORTFOLIO(S), FOCUSED PORTFOLIO(S) or SEASONS STRATEGY(IES) you select over the selected 6-month or 1-year period. The minimum transfer amount if you use the 6-month or 1-year DCA fixed accounts to provide dollar cost averaging is $100.

If allocated to the 6-month DCA fixed account, We transfer your money over a maximum of 6 monthly transfers. We base the actual number of transfers on the total amount allocated to the account. For example, if you allocate $500 to the 6-month DCA fixed account, We transfer your money over a period of five months, so that each payment complies with the $100 per transfer minimum.

We determine the amount of the transfers from the 1-year DCA fixed account on a similar basis.

You may terminate your DCA program at any time. If money remains in a DCA fixed account, We transfer the remaining money to the same target accounts as previously designated unless We receive different instructions from you.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, We cannot ensure that you will make a profit. When you elect the DCA Program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

There is no charge for participating in the DCA Program. Transfers resulting from participation in the DCA Program count against your 15 free transfers per contract year. We reserve the right to modify, suspend or terminate this program at any time. Upon termination of the DCA Program if money remains in the DCA fixed accounts, we transfer the remaining money to the same target account(s) as previously designated unless we receive different instructions from you. Transfers resulting from a termination of this program do not count toward your 15 free transfers.

   Example:

   Assume that you want to gradually move $750 each quarter from the Cash Management Portfolio to the Mid-Cap Value SELECT PORTFOLIO over six quarters. You set up dollar cost averaging and purchase Accumulation Units at the following values:

                   Quarter Accumulation Unit Units Purchased
                   ------- ----------------- ---------------
                      1         $ 7.50             100
                      2         $ 5.00             150
                      3         $10.00              75
                      4         $ 7.50             100
                      5         $ 5.00             150
                      6         $ 7.50             100

   You paid an average price of only $6.67 per Accumulation Unit over six quarters, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

Asset Allocation Rebalancing Program

Earnings in your contract may cause the percentage of your investment in each investment option to differ from your original allocations. The Automatic Asset Rebalancing Program addresses this situation. At your election, We periodically rebalance your investments in the SEASONS STRATEGIES, SELECT PORTFOLIOS and/or FOCUSED PORTFOLIOS to return your allocations to their original percentages. Asset rebalancing typically involves shifting a portion of your money out of an investment option with a higher return into an investment option with a lower return. At your request, rebalancing occurs on a quarterly, semi-annual or annual basis. There is no charge for participating in the Asset Allocation Rebalancing Program. We reserve the right to modify, suspend or terminate this program at any time.

Voting Rights

Anchor National is the legal owner of the Seasons Series Trust shares. However, when an underlying portfolio solicits proxies in conjunction with a vote of shareholders, We must obtain your instructions on how to vote those shares.
We vote all of the shares We own in proportion to your instructions. This includes any shares We own on Our own behalf. Should We determine that We are no longer required to comply with these rules, We will vote the shares in our own right.

Substitution

We may amend your contract due to changes to the PORTFOLIOS or STRATEGIES offered under your contract. For example, We may offer new PORTFOLIOS or STRATEGIES, delete PORTFOLIOS or STRATEGIES, or stop accepting allocations and/or investments in a particular PORTFOLIO or STRATEGY. We may move assets and or re-direct future premium allocations from one PORTFOLIO or STRATEGY to another if We receive investor approval through a proxy vote or SEC approval for a fund substitution. This would occur if a PORTFOLIO or STRATEGY is no longer an appropriate investment for the contract, for reason such as continuing substandard performance, or for changes to the portfolio manager, investment objectives, risks and strategies, or federal or state laws. The new PORTFOLIO or STRATEGY offered may have different fees and expenses. You will be notified of any upcoming proxies or substitutions that affect your PORTFOLIO or STRATEGY choices.

ACCESS TO YOUR MONEY
  ------------------------------------------------------------------------------

You can access money in your contract in two ways:

  .  by making a partial or total withdrawal, and/or;

  . by receiving income payments during the Income Phase. See INCOME OPTIONS on page 25.

If you withdraw your entire contract value, We may also deduct any applicable premium taxes. See EXPENSES on page 23. We return your contract value less any applicable fees and charges.

The minimum partial withdrawal amount is $1,000. We require that the amount left in any SELECT PORTFOLIO, FOCUSED PORTFOLIO, or SEASONS STRATEGY or fixed account be at least $500 after the withdrawal. You must send a written withdrawal request. Unless you provide Us with different instructions, partial withdrawals will be made in equal amounts from each SELECT PORTFOLIO, FOCUSED PORTFOLIO, SEASONS STRATEGY and the DCA fixed investment options in which your contract is invested.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.

Additionally, We reserve the right to defer payments for a withdrawal from a fixed investment option. Such deferrals are limited to no longer than six months.

Systematic Withdrawal Program

If you elect, We use money in your contract to pay you monthly, quarterly, semi-annual or annual payments during the Accumulation Phase. Electronic transfer of these funds to your bank account is also available. The minimum amount of each withdrawal is $250. There must be at least $500 remaining in your contract at all times.

Withdrawals may be taxable and a 10% IRS tax penalty may apply if you are under age 59 1/2. There is no additional charge for participating in this program.

The program may not available to everyone. Please check with our Annuity Service Center, which can provide the necessary enrollment forms. We reserve the right to modify, suspend or terminate this program at any time.

Minimum Contract Value

Where permitted by state law, We may terminate your contract if both of the following occur: (1) your contract is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice. At the end of the notice period, We will distribute the contract's remaining value to you.

Qualified Contract Owners

Certain Qualified plans restrict and/or prohibit your ability to withdraw money from your contract. Additionally, withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. See TAXES on page 26 for a more detailed explanation.

DEATH BENEFIT
  ------------------------------------------------------------------------------

If you should die during the Accumulation Phase, your Beneficiary will receive a death benefit. The death benefit options are discussed in detail below.

The death benefit is not paid after you are in the Income Phase. If you die during the Income Phase, your Beneficiary will receive any remaining guaranteed income payments in accordance with the income option you choose. See INCOME OPTIONS on page 25.

You select the Beneficiary to receive any amounts payable on death. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation. A new Beneficiary designation is not effective until We record the change.

We calculate and pay the death benefit when We receive all required paperwork necessary to process a death benefit claim and satisfactory proof of death. We consider the following satisfactory proof of death: (1) a certified copy of a death certificate; (2) a certified copy of a decree of court of competent jurisdiction as to the finding of death; (3) a written statement by a medical doctor who attended the deceased at the time of death; or (4) any other proof satisfactory to us.

The death benefit must be paid within 5 years of the date of death. The Beneficiary may, in the alternative, elect to have the death benefit payable in the form of an income payment. If the Beneficiary elects an income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Income payments must begin within one year of the owner's death. If the Beneficiary is the spouse of the deceased owner, he or she can elect to continue the contract, rather than receive a death benefit. See SPOUSAL CONTINUATION on page 22. If the Beneficiary does not elect a specific form of pay out within 60 days of our receipt of all required paperwork and satisfactory proof of death, We pay a lump sum death benefit to the Beneficiary.

If the Annuitant dies before annuity payments begin, you can name a new Annuitant. If no Annuitant is named within 30 days, you will become the Annuitant. However, if the owner is a non-natural person (for example, a trust), then the death of the Annuitant will be treated as the death of the owner, no new Annuitant may be named and the death benefit will be paid.

This contract provides three death benefit options: the Standard Death Benefit which is automatically included in your contract for no additional fee, and Seasons Estate Advantage which offers a choice between two optional enhanced death benefits. If you chose the Season Estate Advantage death benefit you may also elect, for an additional fee, the Earnings Advantage feature. Your death benefit elections must be made at the time of contract application and the election cannot be terminated.

The term "Net Purchase Payment" is used frequently in explaining the death benefit options. Net Purchase Payment is an on-going calculation. It does not represent a contract value.

We define Net Purchase Payments as Purchase Payments less an Adjustment for each withdrawal. If you have not taken any withdrawals from your contract, Net Purchase Payments equals total Purchase Payments into your contract. To calculate the Adjustment amount for the first withdrawal made under the contract, We determine the percentage by which the withdrawal reduced contract value. For example, a $10,000 withdrawal from a $100,000 contract is a 10% reduction in value. This percentage is calculated by dividing the amount of each withdrawal (including fees and charges applicable to the withdrawal) by the contract value immediately before taking that withdrawal. The resulting percentage is then multiplied by the amount of total Purchase Payments and subtracted from the amount of total Purchase Payments on deposit at the time of the withdrawal. The resulting amount is the initial Net Purchase Payment calculation.

To arrive at the Net Purchase Payment calculation for subsequent withdrawals, We determine the percentage by which the contract value is reduced by taking the amount of the withdrawal in relation to the contract value immediately before taking the withdrawal. We then multiply the Net Purchase Payment calculation as determined prior to the withdrawal by this percentage. We subtract that result from the Net Purchase Payment calculation as determined prior to the withdrawal to arrive at all subsequent Net Purchase Payment calculations.

STANDARD DEATH BENEFIT

The standard death benefit on your contract is the greater of:

    1. Net Purchase Payments, plus any Purchase Payments recorded after the date of death; all reduced by any withdrawals (and fees and charges applicable to those withdrawals) recorded after the date of death, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal.

    2. the contract value on the date We receive all required paperwork necessary to process a death benefit claim and satisfactory proof of death.

SEASONS ESTATE ADVANTAGE

The Seasons Estate Advantage is an optional feature that offers a choice between two enhanced death benefits: the 5% Accumulation Option or the Maximum Anniversary Value Option. If you elect Seasons Estate Advantage, you must elect one of the two enhanced death benefits, We issue your contract and once elected it cannot be terminated by you. Seasons Estate Advantage is not available if you are age 81 or older at the time of contract issue.

Not all optional death benefit features are available in all states. Check with your financial advisor regarding availability.

If you elect Seasons Estate Advantage, We will pay your Beneficiary the sum of A plus B, where:

    A. is the amount payable under the selected enhanced death benefit (see option 1 or 2 below); and

    B. if elected, is the amount payable, if any, under the optional Earnings Advantage benefit.

If you elect the Estate Advantage, you must choose between of the following Enhanced Death Benefit options. The fee for the Enhanced Death Benefit is 0.15% of the average daily ending value of the assets you have allocated to the PORTFOLIOS.

A.  ENHANCED DEATH BENEFIT OPTIONS

  1.  5% Accumulation Option--the death benefit is the greater of:

    a. the contract value at the time We receive all required paperwork necessary to process a death claim and satisfactory proof of death; or

    b. Net Purchase Payments compounded to the earlier of the 80th birthday or the date of death, at a 5% annual growth rate, plus any Purchase Payments recorded after the 80th birthday or the date of death; and reduced for any withdrawals recorded after the 80th birthday or the date of death, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal, up to a maximum benefit of two times the Net Purchase Payments made over the life of your contract.

       If you die after the latest Annuity Date and you selected the 5% Accumulation option, any death benefit payable under the contract will be the Standard Death Benefit as described above. Therefore, your beneficiary will not receive any benefit from Seasons Estate Advantage.

  2.  Maximum Anniversary Value Option--the death benefit is the greater of:

    a. Net Purchase Payments; or

    b. the contract value at the time We receive all required paperwork necessary to process a death claim and satisfactory proof of death; or

    c. the maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the contract value on a contract anniversary increased by any Purchase Payments recorded after that anniversary; and reduced for any withdrawals recorded after the anniversary, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal.

       If you are age 90 or older at the time of death and you had selected the Maximum Anniversary Value option, the death benefit will be equal to the contract value at the time we receive all required paperwork and satisfactory proof of death. Therefore, your beneficiary will not receive any benefit from Seasons Estate Advantage. However, your beneficiary may still receive a benefit from Earnings Advantage if the date of death is prior to the latest annuity date.

B.  EARNINGS ADVANTAGE BENEFIT:

The Earnings Advantage benefit may increase the death benefit amount. In order to elect Earnings Advantage, you must also elect one of the Seasons Estate Advantage described above. The Earnings Advantage is available for an additional charge of 0.25% of the average daily ending value of the assets you have allocated to the PORTFOLIOS or STRATEGIES. You are not required to elect the Earnings Advantage feature if you elect Seasons Estate Advantage, but once elected, generally it cannot be terminated. Further, if you elect both the Enhanced Death Benefit and Earnings Advantage the combined charge will be 0.40% of the average daily ending value of the assets you have allocated to the PORTFOLIOS and STRATEGIES.

With the Earnings Advantage benefit, if you have earnings in your contract on the date of death, We will add a percentage of those earnings (the "Earnings Advantage Percentage"), subject to a maximum dollar amount (the "Maximum Earnings Advantage Percentage"), to the death benefit payable.

The Contract Year of Death will determine the Earnings Advantage Percentage and the Maximum Earnings Advantage amount, as set forth below:

                           Earnings Advantage            Maximum
    Contract Year of Death     Percentage     Earnings Advantage Percentage
    -----------------------------------------------------------------------
          Years 0-4         25% of earnings   25% of Net Purchase Payments
    -----------------------------------------------------------------------
          Years 5-9         40% of earnings   40% of Net Purchase Payments*
    -----------------------------------------------------------------------
          Years 10+         50% of earnings   50% of Net Purchase Payments*

* Purchase Payments received after the 5th Contract anniversary must have been in the Contract for at least six full months at the time of your death to be included as part of Net Purchase Payments for the purposes of the Maximum Earnings Advantage calculation.

Seasons Estate Advantage may not be available in your state.

What is the Contract Year of Death?
Contract Year of Death is the number of full 12 month periods beginning with the date your contract is issued and ending on the date of death.

What is the Earnings Advantage Percentage Amount?
We determine the amount of the Earnings Advantage based upon a percentage of earnings in your contract on the date of your death. For the purpose of this calculation, earnings are defined as (1) minus (2) where

   (1) equals the contract value on the date of death; and

   (2) equals Net Purchase Payments.

What is the Maximum Earnings Advantage?
The Earnings Advantage amount is subject to a maximum. The maximum Earnings Advantage amount is equal to a percentage of your Net Purchase Payments.

The Earnings Advantage benefit will only be paid if your date of death is prior to the latest Annuity Date.

We reserve the right to modify, suspend or terminate these death benefit features (in their entirety or any component) at any time for prospectively issued contracts.

SPOUSAL CONTINUATION

If you are the original owner of the contract and the Beneficiary is your spouse, your Spouse may elect to continue the contract after your death. The spouse becomes the new owner ("Continuing Spouse"). The contract and its elected features, if any, remain the same. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original owner of the contract. The Continuing Spouse can only elect to continue the contract upon the death of the original owner of the contract.

Upon continuation of the contract, We will contribute to the contract value an amount by which the death benefit that would have been paid to the beneficiary upon the death of the original owner exceeds the contract value ("Continuation Contribution"), if any. We calculate the Continuation Contribution as of the date of the original owner's death. We will add the Continuation Contribution as of the date We receive both the Continuing Spouse's written request to continue the contract and proof of death of the original owner in a form satisfactory to us ("Continuation Date"). If a Continuation Contribution is added to the contract value, the age of the Continuing Spouse on the Continuation Date and on the date of the Continuing Spouse's death will be used in determining any future death benefits under the Contract. If a Continuation Contribution is not made, the age of the Continuing Spouse at contract issue is used to determine amounts and availability of death benefits. See Appendix A for further explanation of the death benefit calculation following a spousal continuation. The Continuation Contribution is not considered a Purchase Payment for any other calculation except as noted in Appendix A. To the extent the Continuing Spouse invests in the PORTFOLIOS and STRATEGIES, they will be subject to investment risk as was the original owner.

Generally, the Continuing Spouse cannot change any contract provisions as the new owner. However, on the Continuation Date, the Continuing Spouse may terminate the original owner's election of Seasons Estate Advantage and the available death benefit will be the Standard Death Benefit. We will terminate Seasons Estate Advantage if the Continuing Spouse is age 81 or older on the Continuation Date if a Continuation Contribution is added to the contract value, and the available death benefit will be the Standard Death Benefit. If Seasons Estate Advantage is not terminated or discontinued and the Continuing Spouse dies after the latest Annuity Date, the available death benefit will be the Standard Death Benefit if the 5% Accumulation option is applied; if the Continuing Spouse dies after age 90, the death benefit will be contract value at the time We receive satisfactory proof of death and required paperwork necessary to process a death claim if the Maximum Anniversary option is applied.

We reserve the right to modify, suspend or terminate the Spousal Continuation provision (in its entirety or any component) at any time for prospectively issued contracts.

EXPENSES
  ------------------------------------------------------------------------------

There are charges and expenses associated with your contract. These charges and expenses reduce your investment return. The investment portfolio expenses under your contract may increase or decrease. Some states may require that We charge less than the amounts described below.

Separate Account Expenses

The amount of this expenses is 1.55% annually of the value of your contract invested in the SELECT PORTFOLIO(S), FOCUSED PORTFOLIO(S) and/or SEASONS STRATEGY(IES). We deduct the charge daily, on a pro-rata basis, from the value of your contract allocated to the SELECT PORTFOLIO(S), FOCUSED PORTFOLIO(S) and/or SEASONS STRATEGY(IES). The separate account charges compensate Us for the mortality and expense risks and the costs of contract administration and distribution assumed by Anchor National.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make income payments after the Annuity Date and provide a death benefit. The expense risk assumed by the Company is that costs of distributing and administering the contracts and the Separate Account will exceed the amount received from the administrative fees and charges assessed under the contract.

If these charges do not cover all of the expenses, We will pay the difference. Likewise, if these charges exceed our expenses, We will keep the difference. The separate account charge is expected to result in a profit. Profit may be used for any legitimate cost or expense including distribution, depending upon market conditions.

Investment Portfolio Expenses

Investment Management Fees

Charges are deducted from the assets of the investment portfolios underlying the SELECT PORTFOLIO(S), FOCUSED PORTFOLIO(S) and SEASONS STRATEGY(IES) for the advisory and other expenses of the portfolios. See FEE TABLES on page 5.

Service Fees

Portfolio shares are all subject to fees imposed under a servicing plan adopted by the Seasons Series Trust pursuant to Rule 12b-1 under the Investment Company Act of 1940. This service fee of 0.25% (also known as a 12b-1 fee) is used generally to pay financial intermediaries for services provided over the life of the contract. See FEE TABLE on page 5.

For more detailed information on these Investment Portfolio Expenses, refer to the prospectus for the Seasons Series Trust, attached.

Transfer Fee

Generally, We currently allow 15 free transfers per contract year. We charge you $25 for each additional transfer in any contract year ($10 in Pennsylvania and Texas). See INVESTMENT OPTIONS on page 12.

Seasons Estate Advantage Fee

Please see page 5 of this prospectus for additional information regarding the Seasons Estate Advantage fee.

Seasons Earnings Advantage Fee

Please see page 5 of this prospectus for additional information regarding the Seasons Earnings Advantage fee.

Premium Tax

Certain states charge the Company a tax on the premiums you pay into the contract ranging from 0% to 3.5%. We deduct from your contract these premium tax charges. Currently We deduct the charge for premium taxes when you take a full withdrawal or begin the Income Phase of the contract. In the future, We may assess this deduction at the time you put Purchase Payment(s) into the contract or upon payment of a death benefit.

Income Taxes

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

Reduction or Elimination of Charges and Expenses, and Additional Amounts
Credited

Sometimes sales of the contracts to groups of similarly situated individuals may lower our administrative and/or sales expenses. We reserve the right to reduce or waive certain charges and expenses when this type of sale occurs. In addition, We may also credit additional interest to policies sold to such groups. We determine which groups are eligible for such treatment. Some of the criteria We evaluate to make a determination are: size of the group; amount of expected Purchase Payments; relationship existing between Us and prospective purchaser; nature of the purchase; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that Our expenses will be reduced; and/or any other factors that We believe indicate that administrative and/or sales expenses may be reduced.

Anchor National may make such a determination regarding sales to its employees, its affiliates' employees and employees of currently contracted broker-dealers; its registered representatives and immediate family members of all of those described.

We reserve the right to change or modify any such determination or the treatment applied to a particular group, at any time.

INCOME OPTIONS
  ------------------------------------------------------------------------------

Annuity Date

During the Income Phase, the money in your Contract is used to make regular income payments to you. You may switch to the Income Phase any time after your second contract anniversary. You select the month and year in which you want income payments to begin. The first day of that month is the specified Annuity Date. You may change your Annuity Date, so long as you do so at least seven days before the income payments are scheduled to begin. Once you begin receiving income payments, you cannot change your Income Option. Except as discussed under Option 5, once you begin receiving income payments, you cannot otherwise access your money through a withdrawal or surrender. Other pay out options may be available. Contact our Annuity Service Center for more information.

Income payments must begin on or before your 95th birthday or on your tenth contract anniversary, whichever occurs later. If you do not choose an Annuity Date, your income payments will automatically begin on this date (latest
Annuity Date.) Certain states may require your income payments to start earlier.

If the Annuity Date is past your 85th birthday, your contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences. In addition, certain Qualified contracts require you to take minimum distributions after you reach age 70 1/2. See TAXES on page 26.

Income Options

Currently, this Contract offers five Income Options. If you elect to receive income payments but do not select an option, your income payments will be made in accordance with Option 4 for a period of 10 years. For income payments selected for joint lives, we pay according to Option 3.

We base our calculation of income payments on the life of the Annuitant and the annuity rates set forth in your contract. As the contract owner, you may change the Annuitant at any time prior to the Annuity Date. You must notify us if the Annuitant dies before the Annuity Date and then designate a new Annuitant.

Option 1 - Life Income Annuity

This option provides income payments for the life of the Annuitant. Income payments stop when the Annuitant dies.

Option 2 - Joint and Survivor Life Annuity

This option provides income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, We will continue to make income payments during the lifetime of the survivor. Income payments stop whenever the survivor dies.

Option 3 - Joint and Survivor Life Annuity with 10 or 20 Year Period Certain

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years. If the Annuitant and the Survivor die before all of the payments have been made, the remaining payments are made to the Beneficiary under your Contract.

Option 4 - Life Annuity with 10 or 20 Year Period Certain

This option is similar to Option 1 above. In addition, this option provides a guarantee that income payments will be made for at least 10 or 20 years. You select the number of years. If the Annuitant dies before all guaranteed income payments are made, the remaining income payments go to the Beneficiary under your Contract.

Option 5 - Income for a Specified Period

This option provides income payments for a guaranteed period ranging from 5 to 30 years. If the Annuitant dies before all the guaranteed income payments are made, the remaining income payments are made to the Beneficiary under your contract. Additionally, if variable income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed payments being made) may redeem the contract value (in full or in part) after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed payments. The value of an Annuity Unit, regardless of the option chosen, takes into account the mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

We make income payments on a monthly, quarterly, semi-annual or annual basis. You instruct Us to send you a check or to have the payments direct deposited into your bank account. If state law allows, We distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if the selected income option results in annuity payments of less than $50 per payment, We may decrease the frequency of the payments, state law allowing.

Allocation of Annuity Payments

You can choose income payments that are fixed, variable or both. If payments are fixed, Anchor National guarantees the amounts of each payment. If the payments are variable, the amounts are not guaranteed. They will go up and/or down based upon the performance of the SELECT PORTFOLIO(S), FOCUSED PORTFOLIO(S) or SEASONS STRATEGY(IES) in which you invest.

Income Payments

Your income payments will vary after the Annuity-date depending on four factors:

   . for life options, your age when payments begin and in most states if a non-qualified contract, your gender,

   . the value of your contract in the SELECT PORTFOLIO(S), FOCUSED PORTFOLIO(S) and/or SEASONS STRATEGY(IES) on the Annuity Date,

   . the 3.5% assumed investment rate for variable income payments used in the annuity table for the contract, and;

   . the performance of the SELECT PORTFOLIO(S), FOCUSED PORTFOLIO(S) and/or SEASONS STRATEGY(IES) in which you are invested during the time you receive income payments.

Transfers During the Income Phase

During the Income Phase, one (1) transfer per month is permitted among the SELECT PORTFOLIO(S), FOCUSED PORTFOLIO(S) and SEASONS STRATEGY(IES). No other transfers are allowed during the Income Phase.

Deferment of Payments

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. See also "Access to your Money" for a discussion of when payments from the SELECT PORTFOLIO(S), FOCUSED PORTFOLIO(S) and SEASONS STRATEGY(IES) may be suspended or postponed.

Please read the Statement of Additional Information, available upon request, for a more detailed discussion of the income options.

TAXES
  ------------------------------------------------------------------------------

Note: We prepared the following information on taxes as a general discussion of the subject. This information addresses general federal taxation matters, and generally does not address state taxation issues or questions. It is not tax advice. We caution you to seek competent tax advice about your own circumstances. We do not guarantee the tax status of your annuity. Tax laws constantly change, therefore, we cannot guarantee that the information contained herein is complete and/or accurate. We have included an additional discussion regarding taxes in the SAI.

Annuity Contracts in General

The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.

If you do not purchase your contract under a pension plan, a specially sponsored employer program or an individual retirement account, your contract is referred to as a Non-Qualified contract. A Non-Qualified contract receives different tax treatment than a Qualified contract. In general, your cost basis in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.

If you purchase your contract under a pension plan, a specially sponsored employer program or as an individual retirement account, your contract is referred to as a Qualified contract. Examples of qualified plans are:
Individual Retirement Accounts ("IRAs"), Roth IRAs, Tax-Sheltered Annuities (referred to as 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans) and pension and profit sharing plans, including 401(k) plans. Typically you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have cost basis in a Roth IRA, and you may have cost basis in a traditional IRA or in another Qualified Contract.

Tax Treatment of Distributions - Non-Qualified Contracts

If you make a partial or total withdrawal from a Non-Qualified contract, the IRC treats such a withdrawal as first coming from the earnings and then as coming from your Purchase Payments. Purchase payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes are treated as being distributed before the earnings on those contributions. If you annuitize your contract, a portion of each income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment(s). Any portion of each income payment that is considered a return of your Purchase Payment will not be taxed. Withdrawn earnings are treated as income to you and are taxable. The IRC provides for a 10% penalty tax on any earnings that are withdrawn other than in conjunction with the following circumstances: (1) after reaching age 59 1/2; (2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) when paid in a series of substantially equal installments made for your life or for the joint lives of you and you Beneficiary; (5) under an immediate annuity; or (6) which are attributable to Purchase Payments made prior to August 14, 1982.

Tax Treatment of Distributions - Qualified Contracts

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, with certain limited exceptions, any amount of money you take out as a withdrawal or as income payments is taxable income. The IRC further provides for a 10% penalty tax on any taxable withdrawal or income payment paid to you other than in conjunction with the following circumstances:
(1) after reaching age 59 1/2; (2) when paid to your Beneficiary after you die;
(3) after you become disabled (as defined in the IRC); (4) in a series of substantially equal installments, made for your life or for the joint lives of you and your Beneficiary, that begins after separation from service with the employer sponsoring the plan; (5) to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care; (6) to fund higher education expenses (as defined in IRC; only from an IRA); (7) to fund certain first-time home purchase expenses (only from an IRA); and, except in the case of an IRA; (8) when you separate from service after attaining age 55; (9) when paid for health insurance if you are unemployed and meet certain requirements; and (10) when paid to an alternate payee pursuant to a qualified domestic relations order.

The IRC limits the withdrawal of an employee's voluntary Purchase Payments to a Tax-Sheltered Annuity (TSA). Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA annuity contract as of December 31, 1988 are not subject to these restrictions. Qualifying transfers of amounts from one TSA contract to another TSA contract under section 403(b) or to a custodial account under section 403(b)(7), and qualifying transfers to a state defined benefit plan to purchase service credits, are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred from a custodial account described in Code section 403(b)(7) to this contract the transferred amount will retain the custodial account withdrawal restrictions.

Withdrawals from other Qualified Contracts are often limited by the IRC and by the employer's plan.

Minimum Distributions

Generally, the IRS requires that you begin taking annual distributions from qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you retire. If you own an IRA, you must begin taking distributions when you attain age 70 1/2 regardless of when you retire. If you own more than one TSA, you may be permitted to take your annual distributions in any combination from your TSAs. A similar rule applies if you own more than one IRA. However, you cannot satisfy this distribution requirement for your TSA contract by taking a distribution from an IRA, and you cannot satisfy the requirement for your IRA by taking a distribution from a TSA.

You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.

You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select either monthly, quarterly, semiannual or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, We recommend you consult your tax advisor concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.

The IRS has issued new regulations, which are effective January 1, 2003, regarding required minimum distributions from qualified annuity contracts. One of the new regulations requires that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. We are currently awaiting further clarification from the IRS on this regulation, including how the value of such benefits is determined. You should discuss the effect of these new regulations with your tax advisor.

Tax Treatment of Death Benefits

Any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

Certain enhanced death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In such case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2.

If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for Qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract. Furthermore, the IRC provides that the assets of an IRA (including a Roth IRA) may not be invested in life insurance, but may provide, in the case of death during the Accumulation Phase, for a death benefit payment equal to the greater of Purchase Payments or Contract Value. This Contract offers death benefits, which may exceed the greater of Purchase Payments or Contract Value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including Roth IRAs). You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.

Contracts Owned by a Trust or Corporation

A Trust or Corporation ("Non-Natural Owner") that is considering purchasing this contract should consult a tax advisor. Generally, the IRC does not treat a Non-Qualified contract owned by a non-natural owner as an annuity contract for Federal income tax purposes. The non-natural owner pays tax currently on the contract's value in excess of the owner's cost basis. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. See the SAI for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a non-qualified annuity contract.

Gifts, Pledges and/or Assignments of a Non-Qualified Contract

If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. Also, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. See the SAI for a more detailed discussion regarding potential tax consequences of gifting, assigning or pledging a non-qualified contract.

Diversification and Investor Control

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the underlying Variable Portfolios' management monitors the Variable Portfolios so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the underlying investments must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, and not Anchor National, would be considered the owner of the shares of the Variable Portfolios under your Nonqualified Contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." It is unknown to what extent owners are permitted to select investments, to make transfers among Variable Portfolios or the number and type of Variable Portfolios owners may select from. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean you, as the owner of the Nonqualified Contract, could be treated as the owner of the underlying Variable Portfolios. Due to the uncertainty in this area, We reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

These investor control limitations generally do not apply to Qualified Contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified Contracts in the future.

PERFORMANCE
  ------------------------------------------------------------------------------

From time to time We will advertise the performance of the SELECT PORTFOLIOS, FOCUSED PORTFOLIOS and/or SEASONS STRATEGIES. Any such performance results are based on historical earnings and are not intended to indicate future performance.

We advertise the Cash Management Portfolio's yield and effective yield. In addition, the other SELECT PORTFOLIOS, FOCUSED PORTFOLIOS and SEASONS STRATEGIES advertise total return, gross yield and yield-to-maturity. These figures represent past performance of the SELECT PORTFOLIOS, FOCUSED PORTFOLIOS and SEASONS STRATEGIES. These performance numbers do not indicate future results.

We may show performance of each SELECT PORTFOLIO, FOCUSED PORTFOLIO and/or SEASONS STRATEGY in comparison to various appropriate indices and the performance of other similar variable annuity products with similar objectives as reported by such independent reporting services as Morningstar, Inc., Lipper Analytical Services, Inc. and the Variable Annuity Research Data Service ("VARDS").

Please see the Statement of Additional Information, available upon request, for more information regarding the methods used to calculate performance data.

Anchor National may also advertise the rating and other information assigned to it by independent industry ratings organizations. Some of those organizations are A.M. Best Company ("A.M. Best"), Moody's Investor's Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P"), and Fitch Ratings. A.M. Best's and Moody's ratings reflect their current opinion of our financial strength and performance in comparison to others in the life and health insurance industry. S&P's and Fitch Ratings' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues. These two ratings do not measure the insurer's ability to meet non-policy obligations. Ratings in general do not relate to the performance of the variable PORTFOLIOS or STRATEGIES.

OTHER INFORMATION
  ------------------------------------------------------------------------------

Anchor National

Anchor National is a stock life insurance company originally organized under the laws of the state of California in April, 1965. On January 1, 1996, Anchor National redomesticated under the laws of the state of Arizona.

Anchor National and its affiliates, SunAmerica Life Insurance Company, First SunAmerica Life Insurance Company, SunAmerica Asset Management Corporation, and AIG Advisor Group, Inc. (comprising seven wholly owned broker-dealers and two investment advisers), specialize in retirement savings and investment products and services. Business focuses include fixed and variable annuities, mutual funds and broker-dealer services.

The Separate Account

Anchor National originally established a separate account, Variable Annuity Account Five (the "Separate Account"), under Arizona law on July 8, 1996. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

Anchor National owns the assets in the Separate Account. However, the assets in the Separate Account are not chargeable with liabilities arising out of any other business conducted by Anchor National. Income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income, gains or losses of Anchor National. Assets in the Separate Account are not guaranteed by Anchor National.

The General Account

Money allocated to the DCA fixed account options goes into Anchor National's general account. The general account consists of all of Anchor National's assets other than assets attributable to a separate account. All of the assets in the general account are chargeable with the claims of any Anchor National contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws.

Distribution of the Contract

Registered representatives of broker-dealers sell the contract. We pay commissions to these representatives for the sale of the contracts. We pay an initial commission of up to 2.00% of your Purchase Payments. We may also pay an annual trail commission of up to 1.40% payable quarterly starting as early as the second contract year. We do not expect the total commissions to exceed 7% of your Purchase Payments. We do not deduct commissions paid to registered representatives directly from your Purchase Payments.

From time to time, We may pay or allow additional promotional incentives in the form of cash or other compensation. We reserve the right to offer these additional incentives only to certain broker-dealers that sell or are expected to sell, certain minimum amounts of the contract, or other contracts offered by us. Promotional incentives may change at any time.

SunAmerica Capital Services, Inc., 733 Third Avenue, 4th Floor, New York, New York 10017 distributes the contracts. SunAmerica Capital Services is an affiliate of Anchor National, and is a registered as a broker-dealer under the Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc.

No underwriting fees are paid in connection with the distribution of the contracts.

Administration

We are responsible for the administrative servicing of your contract. During the Accumulation Phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as deduction of the annual maintenance fee and dollar cost averaging, may be confirmed quarterly. Purchase payments received through the Automatic Payment Plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, We send confirmations immediately.

During the Accumulation and Income Phases, you will receive a statement of your transactions over the past quarter and a summary of your account values. Please contact our Annuity Service Center at 1-800-445-SUN2, if you have any comment, question or service request.

We send out transaction confirmations and quarterly statements. It is your responsibility to review these documents carefully and notify Us of any inaccuracies immediately. We investigate all inquiries. To the extent that We believe We made an error, We retroactively adjust your contract, provided you notify Us within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments We deem warranted are made as of the time We receive notice of the error.

Legal Proceedings

There are no pending legal proceedings affecting the Separate Account. Anchor National and its subsidiaries engage in various kinds of routine litigation. In management's opinion these matters are not of material importance to their respective total assets nor are they material to the Separate Account.

Ownership

The Seasons Advisor II Variable Annuity is an allocated fixed and variable group annuity contract. We issue a group contract to a contract holder for the benefit of the participants in the group. As a participant in the group, you will receive a certificate which evidences your ownership. As used in this prospectus, the term contract refers to your certificate. In some states, an individual fixed and variable annuity contract may be available instead. Such a contract is identical to the contract described in this prospectus, with the exception that We issue it directly to the individual owner.

Independent Accountants

The audited consolidated financial statements of AIG SunAmerica Life Assurance Company (formerly, Anchor National Life Insurance Company) at December 31, 2001 and 2000, and for the years ended December 31, 2001, 2000 and 1999, and audited financial statements of Variable Annuity Account Five at April 30, 2002 and for the years ended April 30, 2002 and 2001 are incorporated herein by reference in this prospectus in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

Registration Statement

A registration statement has been filed with the SEC under the Securities Act of 1933 relating to the contract. This prospectus does not contain all the information in the registration statement as permitted by SEC regulations. The omitted information can be obtained from the SEC's principal office in Washington, D.C., upon payment of a prescribed fee.

TABLE OF CONTENTS OF
STATEMENT OF ADDITIONAL INFORMATION

                         Separate Account.........  3

                         General Account..........  3

                         Performance Data.........  4

                         Annuity Payments.........  7

                         Annuity Unit Values......  7

                         Taxes.................... 10

                         Distribution of Contracts 15

Appendix A - Death Benefits Following Spousal Continuation
  ------------------------------------------------------------------------------

The term "Continuation Net Purchase Payment" is used frequently to describe the death benefit options payable to the beneficiary of a Continuing Spouse. We define Continuation Net Purchase Payment as Net Purchase Payments made as of the Continuation Date. For the purposes of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution is considered a Purchase Payment. If the Continuing Spouse makes no additional Purchase Payments or withdrawals, Continuation Net Purchase Payments equal the contract value on the Continuation Date, including the Continuation Contribution.

Standard Death Benefit Payable Upon Continuing Spouse's Death

If the Standard Death Benefit is applicable upon the Continuing Spouse's death, We will pay the beneficiary the greater of:

    1. Continuation Net Purchase Payments until the date of death of the Continuing Spouse, plus any Purchase Payments recorded after the date of death of the Continuing Spouse; and reduced for any withdrawals recorded after the date of death, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal.

    2. The contract value on the date We receive all required paperwork and satisfactory proof of death.


Seasons Estate Advantage Death Benefit Payable Upon Continuing Spouse's Death

If Seasons Estate Advantage is applicable upon the Continuing Spouse's death, We will pay the Beneficiary the sum of A plus B, where:

    A. equals the amount payable under the selected enhanced death benefit (option 1 or 2 below, as selected by the original owner); and

    B. if elected, equals the amount payable, if any, under the Earnings Advantage benefit.

A. Enhanced Death Benefit Options for Spousal Continuation.

   The enhanced death benefit will pay one of the following based on the original owner's election at the time the contract was purchased:

    1. 5% Accumulation Option--the death benefit is the greater of:

       a. The contract value on the date We receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

       b. Net Purchase Payments made from the original contract issue date including the Continuation Contribution, compounded to the earlier of the Continuing Spouse's 80th birthday or the date of death at a 5% annual growth rate, plus any Purchase Payments recorded after the 80th birthday or the date of death; and reduced for any withdrawals recorded after the 80th birthday or the date of death, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal, up to a maximum benefit of two times the Net Purchase Payments.

If the Continuing Spouse dies after the latest Annuity Date and the 5% Accumulation option applied, any death benefit payable under the contract will be the Standard Death Benefit as described above. The Continuing Spouse's beneficiary will not receive any benefit from Seasons Estate Advantage.

    2. Maximum Anniversary Value Option--if the Continuing Spouse is younger than age 90 at the time of death, the death benefit is the greater of:

       a. Continuation Net Purchase Payments; or

       b. The contract value on the date We receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

       c. The maximum anniversary value on any contract anniversary (of the original issue date) occurring after the Continuation Date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the value on the contract anniversary plus any Purchase Payments recorded after that anniversary; and reduced for any withdrawals recorded after that anniversary, in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal.

If the Continuing Spouse is age 90 or older at the time of death and the Maximum Anniversary Value option applied, the death benefit will be equal to the contract value at the time We receive all required paperwork and satisfactory proof of death. The Continuing Spouse's beneficiary will not receive any benefit from Seasons Estate Advantage. However, the Continuing Spouse's beneficiary may still receive a benefit from Earnings Advantage if the date of death is prior to the latest annuity date.

B. Earnings Advantage Benefit for Spousal Continuation:

If elected, the Earnings Advantage benefit may increase the death benefit amount. The Earnings Advantage benefit is only available if the original owner elected Seasons Earnings Advantage and it has not been discontinued or terminated. If the Continuing Spouse had earnings in the contract at the time of his/her death, we will add a percentage of those earnings (the "Earnings Advantage Percentage"), subject to a maximum dollar amount (the "Maximum Earnings Advantage Percentage"), to the death benefit payable.

The Contract Year of Death (from Continuation Date forward) will determine the Earnings Advantage Percentage and the Maximum Earnings Advantage amount, as set forth below:

                       Earnings Advantage
Contract Year of Death     Percentage       Maximum Earnings Advantage Percentage
------------------------------------------------------------------------------------
      Years 0-4         25% of earnings   25% of Continuation Net Purchase Payments
      Years 5-9         40% of earnings   40% of Continuation Net Purchase Payments*
      Years 10+         50% of earnings   50% of Continuation Net Purchase Payments*

* Purchase Payments received after the 5th contract anniversary must remain in the contract for at least six full months at the time of your death to be included as part of Continuation Net Purchase Payments for purposes of the Maximum Earnings Advantage calculation.

What is the Contract Year of Death?
Contract Year of Death is the number of full 12 month periods starting on the Continuation Date and ending on the Continuing Spouse's date of death.

What is the Earnings Advantage Amount?
We determine the Earnings Advantage amount based upon a percentage of earnings in the contract at the time of the Continuing Spouse's death. For the purpose of this calculation, earnings are defined as (1) minus (2) where

   (1)  equals the contract value on the Continuing Spouse's date of death;

   (2)  equals the Continuation Net Purchase Payment(s).

What is the Maximum Earnings Advantage Amount?
The Earnings Advantage amount is subject to a maximum. The Maximum Earnings Advantage amount is a percentage of the Continuation Net Purchase Payments.

The Earnings Advantage benefit will only be paid if the Continuing Spouse's date of death is prior to reaching age 95.

We reserve the right to modify, suspend or terminate the Spousal Continuation provision (in its entirety or any component) at any time on prospectively issued contracts.

 Please forward a copy (without charge) to the Seasons Advisor/II/ Variable Annuity Statement of Additional Information to:

              (Please print or type and fill in all information.)
      __________________________________________________________________________
       Name
      __________________________________________________________________________
       Address
      __________________________________________________________________________
       City/State/Zip
      __________________________________________________________________________
      Date: _   Signed: ________________________________________________________

 Return to: Anchor National, Annuity Service Center, P.O. Box 52499, Los Angeles, California 90054-0299

                      STATEMENT OF ADDITIONAL INFORMATION

         FIXED AND VARIABLE GROUP DEFERRED ANNUITY CONTRACTS ISSUED BY
                         VARIABLE ANNUITY ACCOUNT FIVE
        (PORTION RELATING TO THE SEASONS ADVISOR II VARIABLE ANNUITY)

               DEPOSITOR: ANCHOR NATIONAL LIFE INSURANCE COMPANY

This Statement of Additional Information is not a prospectus; it should be read with the prospectus dated November 11, 2002, relating to the annuity contracts described above, a copy of which may be obtained without charge by calling 800/445-SUN2 or by written request addressed to:

                    ANCHOR NATIONAL LIFE INSURANCE COMPANY
                            ANNUITY SERVICE CENTER
                                 PO. BOX 54299
                      LOS ANGELES, CALIFORNIA 90054-0299

  THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS NOVEMBER 11, 2002.

                               TABLE OF CONTENTS

                         Separate Account.........  3

                         General Account..........  3

                         Performance Data.........  4

                         Annuity Payments.........  7

                         Annuity Unit Values......  7

                         Taxes.................... 10

                         Distribution of Contracts 15

                               SEPARATE ACCOUNT

Variable Annuity Account Five was originally established by Anchor National
Life Insurance Company (the "Company") on July 8, 1996 pursuant to the provisions of Arizona law, as a segregated asset account of the Company. The separate account meets the definition of a "separate account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the separate account or the Company by the SEC.

The assets of the separate account are the property of the Company. However, the assets of the separate account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct.

Income, gains, and losses, whether or not realized, from assets allocated to the separate account are credited to or charged against the separate account without regard to other income, gains, or losses of the Company.

The separate account is divided into SELECT PORTFOLIOS, FOCUSED PORTFOLIOS and STRATEGIES, with the assets of each SELECT PORTFOLIO, FOCUSED PORTFOLIO and STRATEGY invested in the shares of one or more underlying investment portfolios. The Company does not guarantee the investment performance of the separate account, its SELECT PORTFOLIOS, FOCUSED PORTFOLIOS and STRATEGIES or the underlying investment portfolios. Values allocated to the separate account and the amount of variable annuity payments will vary with the values of shares of the underlying investment portfolios, and are also reduced by separate account charges and fees.

The basic objective of a variable annuity contract is to provide variable annuity payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable annuity payments will reflect the investment performance of the separate account with respect to amounts allocated to it both before and after the Annuity Date. Since the separate account is always fully invested in shares of the underlying investment portfolios, its investment performance reflects the investment performance of those entities. The values of such shares held by the separate account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the underlying funds' managements to make necessary changes in their SELECT PORTFOLIOS, FOCUSED PORTFOLIOS and STRATEGIES to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable annuity payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable annuity payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable annuity payments).

                                GENERAL ACCOUNT

The General Account is made up of all of the general assets of the Company other than those allocated to the separate account or any other segregated asset account of the Company. A Purchase Payment may be allocated to the 6-month or 1-year DCA fixed account(s) available in connection with the general account, as elected by the owner purchasing a contract. Assets supporting amounts allocated to a fixed investment option become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

                               PERFORMANCE DATA

From time to time the separate account may advertise the Cash Management Portfolio's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Cash Management Portfolio refers to the net income generated for a contract funded by an investment in the Portfolio (which invests in shares of the Cash Management Portfolio of Seasons Series Trust) over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Portfolio is assumed to be reinvested at the end of each seven day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither the yield nor the effective yield takes into consideration the effect of any capital changes that might have occurred during the seven day period, nor do they reflect the impact of premium taxes or any withdrawal charges. The impact of other recurring charges (including the mortality and expense risk charge, distribution expense charge and contract maintenance fee) on both yield figures is, however, reflected in them to the same extent it would affect the yield (or effective yield) for a contract of average size.

The Separate Account may advertise "total return" data for its SELECT PORTFOLIOS (including the Cash Management Portfolio), FOCUSED PORTFOLIOS and STRATEGIES from the inception of the Separate Account. Total return figures are based on historical data and are not intended to indicate future performance. The "total return" for a SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a contract funded by that SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period.)

CASH MANAGEMENT PORTFOLIO

Inception of the Cash Management portfolio occurred on March 26, 1999. The annualized current yield and effective yield for the Cash Management Portfolio for the seven day period ended April 30, 2002, were -1.09% and -1.09%, respectively.

Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

                      Base Period Return = (EV - SV)/(SV)

   where:

       SV = value of one Accumulation Unit at the start of a 7 day period

       EV = value of one Accumulation Unit at the end of the 7 day period


The value of the Accumulation Unit at the end of the period (EV) is determined by (1) adding, to the value of the Accumulation Unit at the beginning of the period (SV), the investment income from the underlying fund attributed to the Accumulation Unit over the period, and (2) subtracting, from the result, the portion of the annual mortality and expense risk and distribution expense charges allocable to the 7 day period (obtained by multiplying the annually-based charges by the fraction 7/365).

The current yield is then obtained by annualizing the Base Period Return:

                Current Yield = (Base Period Return) x (365/7)

The Cash Management Portfolio also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

   Effective Yield = [(Base Period Return + 1) TO THE POWER OF (365/7 - 1)]

The yield quoted should not be considered a representation of the yield of the Cash Management Portfolio in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments.

Yield information may be useful in reviewing the performance of the Cash Management Portfolio and for providing a basis for comparison with other investment alternatives. However, the Cash Management Portfolio's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time.

Other Portfolios

The Portfolios of the separate account compute their performance data as "total return."

Total return for a Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return
(T) is computed so that it satisfies the formula:

                       P (1 + T) TO THE POWER OF n = ERV

   where:

   P  =   a hypothetical initial payment of $1,000

   T  =   average annual total return

   n  =   number of years

 ERV  =   redeemable value of a hypothetical $1,000 payment made at the beginning of the
          1, 5 or 10 year period as of the end of the period (or fractional portion thereof)

The total return figures reflect the effect of recurring charges. Total return figures are derived from historical data and are not intended to be a projection of future performance. Variable Annuity Account Five also funds four other contracts (Seasons, Seasons Select, Seasons Select II Seasons Advisor and Seasons Triple Elite) which have been in existence longer than the Seasons Advisor II Variable Annuity. The STRATEGIES in Seasons Advisor II are also available in the Seasons, Seasons Select, Seasons Select II, Seasons Advisor and Seasons Triple Elite contracts and have been since April 15, 1997. The SELECT PORTFOLIOS have been available since March 1, 1999 and the FOCUSED PORTFOLIOS since July 5, 2000 in the Seasons Select contract. Sales of Seasons Advisor II will not begin until November 11, 2002. The one year and since inception numbers for the STRATEGIES and PORTFOLIOS are based on Seasons and Seasons Select historical data (which is adjusted for the fees and charges applicable to Seasons Advisor II) and represent adjusted actual performance of the separate account.

                           STANDARDIZED PERFORMANCE
                               NET OF SURRENDER

           TOTAL ANNUAL RETURN FOR THE PERIOD ENDING APRIL 30, 2002

                                                                           Since Variable
                         Variable Portfolio(1)                               Portfolio
                            Inception Date     1 Year Return 5 Year Return   Inception
-                        --------------------- ------------- ------------- --------------
STRATEGIES
----------
Growth..................       4/15/97            -15.87%        6.72%          7.16%
Moderate Growth.........       4/15/97            -13.17%        6.48%          6.88%
Balanced Growth.........       4/15/97             -8.68%        5.74%          6.16%
Conservative Growth.....       4/15/97             -5.21%        5.35%          5.72%

                                                                           Since Variable
                         Variable Portfolio(1)                               Portfolio
                            Inception Date     1 Year Return 5 Year Return   Inception
                         --------------------- ------------- ------------- --------------
SELECT PORTFOLIOS
-----------------
Large Cap Growth........        3/1/99            -21.76%          N/A         -7.28%
Large Cap Composite.....        3/1/99            -15.10%          N/A         -3.98%
Large Cap Value.........        3/1/99             -8.69%          N/A          3.69%
Mid Cap Growth..........        3/1/99            -11.13%          N/A          6.20%
Mid Cap Value...........        3/1/99              9.88%          N/A         14.89%
Small Cap...............        3/1/99             -6.80%          N/A          1.18%
International Equity....        3/1/99            -19.27%          N/A         -7.88%
Diversified Fixed Income       3/10/99              3.08%          N/A          2.58%

FOCUSED PORTFOLIOS
------------------
Focus Growth............      07/07/00            -14.16%          N/A        -20.83%
Focus Growth and Income.      12/29/00             -8.87%          N/A        -14.22%
Focus Value*............       10/4/01                N/A          N/A          7.31%
Focus TechNet...........      12/29/00            -47.93%          N/A        -53.04%

These rates of return do not reflect election of the optional Seasons Estate Advantage and/or Earnings Advantage. The rates of return would be lower if this optional feature were included in the calculations.
--------
(1) This represents the date the Variable Portfolio become available in the Separate Account.
*  This Variable Portfolio was not available for sale until October 1, 2001.

                               ANNUITY PAYMENTS

INITIAL ANNUITY PAYMENT

The initial annuity payment is determined by taking the contract value, less any premium tax, and then applying it to the annuity table specified in the contract. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any.

The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly annuity payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable annuity payment. The number of Annuity Units determined for the first variable annuity payment remains constant for the second and subsequent monthly variable annuity payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY PAYMENTS

For a fixed annuity, the amount of the second and each subsequent monthly annuity payment is the same as that determined above for the first monthly payment.

The amount of the second and each subsequent monthly variable annuity payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly payment, above, by the Annuity Unit Value as of the day preceding the date on which each annuity payment is due.

                              ANNUITY UNIT VALUES

The value of an Annuity Unit is determined independently for each SELECT PORTFOLIO, FOCUSED PORTFOLIO and STRATEGY. The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY exceeds 3.5%, variable annuity payments derived from allocations to that SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY will increase over time. Conversely, if the actual rate is less than 3.5%, variable annuity payments will decrease over time. If the net investment rate equals 3.5%, the variable annuity payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for annuity payments to increase (or not to decrease).

The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the SELECT PORTFOLIOS, FOCUSED PORTFOLIOS and/or STRATEGIES elected, and the amount of each annuity payment will vary accordingly.

For each SELECT PORTFOLIO, FOCUSED PORTFOLIO and/or STRATEGY, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY from one month to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

The NIF for any SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY for a certain month is determined by dividing (a) by (b) where:

(a) is the Accumulation Unit value of the SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY determined as of the end of that month, and

(b) is the Accumulation Unit value of the SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY determined as of the end of the preceding month.

The NIF for a SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY for a given month is a measure of the net investment performance of the SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY from the end of the prior month to the end of the given month. A NIF of 1.000 results from no change; a NIF greater than 1.000 results from an increase; and a NIF less than 1.000 results from a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of the shares of the underlying investment portfolios in which the SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY invests; it is also reduced by separate account asset charges.

ILLUSTRATIVE EXAMPLE

Assume that one share of a given SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

                             NIF = ($11.46/$11.44)
                                 = 1.00174825

ILLUSTRATIVE EXAMPLE

The change in Annuity Unit value for a SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the annuity payment tables are based. For example, if the net investment rate for a SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY (reflected in the NIF) were equal to the assumed investment rate, the variable annuity payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of
3.5 percent per annum is:

                   1/[(1.035) Exponent (1/12)] = 0.99713732

In the example given above, if the Annuity Unit value for the SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

               $10.103523 x 1.00174825 x 0.99713732 = $10.092213

To determine the initial payment, the initial annuity payment for variable annuitization is calculated based on our mortality expectations and an assumed interest rate (AIR) of 3.5%. Thus the initial variable annuity payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

The NIF measures the performance of the funds that are the basis for the amount of future annuity payments. This performance is compared to the AIR, and if the growth in the NIF is the same as the AIR rate the payment remains the same as the prior month. If the rate of growth of the NIF is different than the AIR, then the payment is changed proportionately to the ratio (1+NIF)/(1+AIR), calculated on a monthly basis. If the NIF is greater than the AIR, then this proportion is greater than one and payments are increased. If the NIF is less than the AIR, then this proportion is less than one and payments are decreased.

VARIABLE ANNUITY PAYMENTS

Illustrative Example

Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract as a life annuity with 120 monthly payments guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's Account Value is equal to 7543.2456 x $15.432655 =
$116,412.31). Assume also that the Annuity Unit value for the SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second annuity payment date is $13.327695.

P's first variable annuity payment is determined from the annuity rate tables in P's contract, using the information assumed above. From the tables, which supply monthly annuity payments for each $1,000 of applied contract value, P's first variable annuity payment is determined by multiplying the monthly installment of $5.42 (Option 4 tables, male Annuitant age 60 at the Annuity
Date) by the result of dividing P's account value by $1,000:

            First Payment = $5.42 x ($116,412.31/$1,000) = $630.95

The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Account to another Account) is also determined at this time and is equal to the amount of the first variable annuity payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

                Annuity Units = $630.95/$13.256932 = 47.593968

P's second variable annuity payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second payment due date:

               Second Payment = 47.593968 x $13.327695 = $634.32

The third and subsequent variable annuity payments are computed in a manner similar to the second variable annuity payment.

Note that the amount of the first variable annuity payment depends on the contract value in the relevant SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY on the Annuity Date and thus reflects the investment performance of the SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY). The net investment performance of the SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable annuity payments.

                                     TAXES

GENERAL

Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. An owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the annuity option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For contracts issued in connection with Nonqualified plans, the cost basis is generally the Purchase Payments, while for contracts issued in connection with Qualified plans there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

WITHHOLDING TAX ON DISTRIBUTIONS

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of Qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct "trustee to trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions can be waived.

An "eligible rollover distribution" is the estimated taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, or from a tax-sheltered annuity qualified under
Section 403(b) of the Code other than (1) income payments for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; and (3) distributions required to be made under the Code). Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the estimated taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

DIVERSIFICATION--SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of nonqualified variable annuity contracts. These requirements generally do not apply to Qualified Contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

NON-NATURAL OWNERS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

MULTIPLE CONTRACTS

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract from the same issuer in any calendar year.

TAX TREATMENT OF ASSIGNMENTS

An assignment of a contract may have tax consequences, if the assignment is not part of a permitted loan program under an employer-sponsored plan, and may also be prohibited by the Employee Retirement Income Security Act of 1974 ("ERISA") in some circumstances. Owners should therefore consult competent legal advisers should they wish to assign their contracts.

TAX TREATMENT OF GIFTING A CONTRACT

If you transfer ownership of your Contract to a person other than your spouse or former spouse incident to divorce, and receive payment less than the Contract's value, you will be liable for the tax on the Contract's value above your purchase payments not previously withdrawn. The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

TRUSTEE TO TRUSTEE TRANSFERS

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs). Withdrawals can only be made when an owner: (1) reaches age 59- 1/2; (2) leaves his or her job; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Transfers of amounts from one TSA contract to another TSA contract under section 403(b) or to a custodial account under section 403(b)(7) are not considered distributions, and thus are not subject to these withdrawal limitations.

Trustee to trustee transfers can also be permitted between IRAs, and between contracts or accounts established under the same employer-sponsored plans. Such transfers may, however, be subject to limitations under the annuity contract.

PARTIAL 1035 EXCHANGES

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contact, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in Conway vs. Commissioner, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in Conway. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under Section 72 of the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should seek their own tax advice.

QUALIFIED PLANS

The contracts offered by this prospectus are designed to be suitable for use under various types of Qualified plans. Taxation of owners in each Qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified plan may be subject to limitations under the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan.

Following are general descriptions of the types of Qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding Qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a Qualified plan.

Contracts issued pursuant to Qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to Qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.

(a) Plans of Self-Employed Individuals: "H.R. 10 Plans"

Section 401 of the Code permits self-employed individuals to establish Qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, education and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2002 is $11,000. The limit may be increased by up to $3,000 for employees with at least fifteen years of full-time equivalent service with the employer, and by an additional $1,000 in 2002 for employees age 50 or older, provided that other applicable requirements are satisfied. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(c) Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum contribution for 2002 is $3,000. Individuals age 50 or older may be able to contribute an additional $500 in 2002. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(d) Roth IRAs

Section 408(A) of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Unlike contributions to a regular Individual Retirement Annuity or Individual Retirement Account under Section 408 of the Code, contributions to a Roth IRA are not made on a tax-deferred basis, but distributions are tax-free if certain requirements are satisfied. Like regular IRAs, Roth IRAs are subject to limitations on the amount that may be contributed, those who may be eligible and the time when distributions may commence without tax penalty. Unlike IRAs, to which everyone can contribute even if they cannot deduct the full contribution, income limits for Roth IRAs are limitations on who can establish such a contract. Certain persons may be eligible to convert a regular IRA into a Roth IRA. If they elect such a conversion, they generally also will be required to pay taxes on any previously untaxed amounts included in the amount converted. If the contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

(e) Corporate Pension and Profit-Sharing Plans

Sections 401(a) of the Code permits corporate employers to establish various types of retirement plans, including 401(k) plans, for employees. These plans can also be established by public employers (although public employers cannot establish new 401(k) plans) and by private employers that are not "corporations". These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with corporate pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) Eligible Deferred Compensation Plans--Section 457(b)

Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans which may invest in annuity contracts. The Code, as in the case of Qualified plans, establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. As of January 1, 1999, all 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.

ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) expands the range of eligible tax-free rollover distributions that may be made among qualified contracts. The changes made to the IRC by EGTRRA are scheduled to expire on December 31, 2010. Congress may, however, decide to promulgate legislation making the changes permanent or delaying their expiration. Furthermore, a number of states have not enacted legislation that conforms the state tax treatment of these contributions and distributions to the federal standard. In the absence of legislation or guidance from these non-conforming states, the state tax treatment of these funds, including any transfer or rollover that is permitted under EGTTRA but was not permitted prior to 2002, is currently unclear.

                           DISTRIBUTION OF CONTRACTS

The contracts are offered through SunAmerica Capital Services, Inc., located at 733 Third Avenue, 4th Floor, New York, New York 10017. SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. The Company and SunAmerica Capital Services, Inc. are each an indirect wholly owned subsidiary of SunAmerica Inc. No underwriting fees are paid in connection with the distribution of the contracts. Contracts are offered on a continuous basis.

                             FINANCIAL STATEMENTS

The audited consolidated financial statements of AIG SunAmerica Life Assurance Company (formerly known as and currently doing business as, Anchor National Life Insurance Company) at December 31, 2001 and 2000, for the years ended December 31, 2001, 2000 and 1999 are presented in this Statement of Additional Information. The financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligation under the contracts.

Financial Statements of Variable Annuity Account Five at April 30, 2002 and for the years ended April 30, 2002 and 2001 are presented in this Statement of Additional Information.

PricewaterhouseCoopers LLP, 350 South Grand Avenue, California 90071, serves as the independent accountants for the separate account and the Company. The financial statements referred to above have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

                        Report of Independent Accountants



To the Board of Directors and Shareholder of AIG SunAmerica Life Assurance Company:



In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income and comprehensive income and of cash flows present fairly, in all material respects, the financial position of AIG SunAmerica Life Assurance Company (formerly, Anchor National Life Insurance Company), an indirect wholly owned subsidiary of American International Group, Inc., and its subsidiaries at December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits on these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the consolidated financial statements, the Company changed its method of accounting for derivative instruments and hedging activities and interest income and impairment of certain beneficial interests in securitized financial assets in 2001.

PricewaterhouseCoopers LLP
Los Angeles, California
January 31, 2002






                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET



                                                  December 31,     December 31,
                                                          2001             2000
                                                  ------------     ------------
                                                          (In thousands)
ASSETS

Investments and cash:
   Cash and short-term investments                 $   200,064      $   169,701
   Bonds, notes and redeemable
     preferred stocks available for sale,
     at fair value (amortized cost:
     December 2001, $4,607,901;
     December 2000, $4,130,570)                      4,545,075        4,007,902
   Mortgage loans                                      692,392          684,174
   Partnerships                                        451,583            8,216
   Policy loans                                        226,961          244,436
   Separate account seed money                          50,560          104,678
   Common stocks available for sale,
     at fair value (cost: December 2001,
     $1,288; December 2000, $1,001)                        861              974
   Real estate                                          20,091           24,139
   Other invested assets                               563,739           18,514
                                                   -----------      -----------

   Total investments and cash                        6,751,326        5,262,734

Variable annuity assets held in separate
   accounts                                         18,526,413       20,393,820
Accrued investment income                               65,272           57,555
Deferred acquisition costs                           1,419,498        1,286,456
Income taxes currently receivable from Parent           61,435           60,992
Other assets                                           117,644          127,921
                                                   -----------      -----------

TOTAL ASSETS                                       $26,941,588      $27,189,478
                                                   ===========      ===========


           See accompanying notes to consolidated financial statements





                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                     CONSOLIDATED BALANCE SHEET (Continued)



                                                 December 31,       December 31,
                                                         2001               2000
                                                 ------------       ------------
                                                        (In thousands)
LIABILITIES AND SHAREHOLDER'S EQUITY

Reserves, payables and accrued liabilities:
   Reserves for fixed annuity contracts          $  3,498,917       $  2,778,229
   Reserves for universal life insurance
     contracts                                      1,738,493          1,832,667
   Reserves for guaranteed investment
     contracts                                        483,861            610,672
   Securities lending agreements                      541,899                 --
   Modified coinsurance deposit liability              61,675             97,647
   Other liabilities                                  226,550            206,677
                                                 ------------       ------------
   Total reserves, payables and accrued
     liabilities                                    6,551,395          5,525,892
                                                 ------------       ------------
Variable annuity liabilities related to
   separate accounts                               18,526,413         20,393,820
                                                 ------------       ------------
Subordinated notes payable to affiliates               58,814             55,119
-------------------------------------------      ------------       ------------
Deferred income taxes                                 210,970             85,978
                                                 ------------       ------------
Shareholder's equity:
   Common stock                                         3,511              3,511
   Additional paid-in capital                         925,753            493,010
   Retained earnings                                  694,004            697,730
   Accumulated other comprehensive loss               (29,272)           (65,582)
                                                 ------------       ------------
   Total shareholder's equity                       1,593,996          1,128,669
                                                 ------------       ------------
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY       $ 26,941,588       $ 27,189,478
                                                 ============       ============


           See accompanying notes to consolidated financial statements




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
            CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME



                                                           Years Ended December 31,
                                                   ---------------------------------------
                                                        2001           2000           1999
                                                   ---------      ---------      ---------
                                                                (In thousands)
Investment income                                  $ 375,213      $ 399,355      $ 516,001
                                                   ---------      ---------      ---------
Interest expense on:
   Fixed annuity contracts                          (133,647)      (140,322)      (231,929)
   Universal life insurance
     contracts                                       (81,773)       (86,263)      (102,486)
   Guaranteed investment
     contracts                                       (25,079)       (34,124)       (19,649)
   Senior indebtedness                                  (945)            --           (199)
   Subordinated notes payable
     to affiliates                                    (4,475)        (4,144)        (3,474)
                                                   ---------      ---------      ---------
   Total interest expense                           (245,919)      (264,853)      (357,737)
                                                   ---------      ---------      ---------
NET INVESTMENT INCOME                                129,294        134,502        158,264
                                                   ---------      ---------      ---------
NET REALIZED INVESTMENT LOSSES                       (92,711)       (15,177)       (19,620)
                                                   ---------      ---------      ---------
Fee income:
   Variable annuity fees                             361,877        400,495        306,417
   Net retained commissions                           47,572         62,202         51,039
   Asset management fees                              63,529         73,922         43,510
   Universal life insurance fees, net                 18,909         20,258         28,932
   Surrender charges                                  24,911         20,963         17,137
   Other fees                                         14,551         12,959          6,327
                                                   ---------      ---------      ---------
TOTAL FEE INCOME                                     531,349        590,799        453,362
                                                   ---------      ---------      ---------
GENERAL AND ADMINISTRATIVE EXPENSES                 (146,169)      (170,076)      (146,297)
                                                   ---------      ---------      ---------
AMORTIZATION OF DEFERRED
   ACQUISITION COSTS                                (220,316)      (158,007)      (116,840)
                                                   ---------      ---------      ---------
ANNUAL COMMISSIONS                                   (58,278)       (56,473)       (40,760)
                                                   ---------      ---------      ---------
GUARANTEED MINIMUM DEATH BENEFITS                    (21,606)        (1,551)          (386)
                                                   ---------      ---------      ---------
PRETAX INCOME BEFORE CUMULATIVE EFFECT OF
   ACCOUNTING CHANGE                                 121,563        324,017        287,723
                                                   ---------      ---------      ---------
Income tax expense                                   (20,852)      (108,445)      (103,025)
                                                   ---------      ---------      ---------
NET INCOME BEFORE CUMULATIVE EFFECT OF
   ACCOUNTING CHANGE                               $ 100,711      $ 215,572      $ 184,698
                                                   ---------      ---------      ---------
CUMULATIVE EFFECT OF ACCOUNTING CHANGE,
   NET OF TAX (NOTE 2)                               (10,342)            --             --
                                                   ---------      ---------      ---------
NET INCOME                                         $  90,369      $ 215,572      $ 184,698
                                                   ---------      ---------      ---------


           See accompanying notes to consolidated financial statements





                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
      CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME (Continued)




                                                           Years Ended December 31,
                                                   ---------------------------------------
                                                        2001           2000           1999
                                                   ---------      ---------      ---------
                                                                (In thousands)
OTHER COMPREHENSIVE INCOME (LOSS)
   NET OF TAX:
     Net unrealized gains (losses)
       on debt and equity securities
       available for sale identified
       in the current period (net of
       income tax benefit of $3,646,
       income tax expense of $20,444
       and income tax benefit of $63,900
       for 2001, 2000 and 1999, respectively)      $  (6,772)     $  37,968      $(118,669)

     Less reclassification adjustment
       for net realized losses included in net
       income (net of income tax benefit
       of $22,422, $4,848 and $4,165 for
       2001, 2000 and 1999, respectively)             41,640          9,003          7,735

CUMULATIVE EFFECT OF ACCOUNTING CHANGE,
   NET OF TAX (NOTE 2)                                 1,389             --             --

Net change related to cash flow hedges
   (net of income tax expense of $28
   for 2001)                                              53             --             --
                                                   ---------      ---------      ---------
OTHER COMPREHENSIVE INCOME (LOSS)                     36,310         46,971       (110,934)
                                                   ---------      ---------      ---------
COMPREHENSIVE INCOME                               $ 126,679      $ 262,543      $  73,764
                                                   =========      =========      =========


           See accompanying notes to consolidated financial statements



                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS



                                                                        Years Ended December 31,
                                                            ---------------------------------------------
                                                                   2001             2000             1999
                                                            -----------      -----------      -----------
                                                                            (In thousands)
CASH FLOW FROM OPERATING ACTIVITIES:
   Net income                                               $    90,369      $   215,572      $   184,698
   Adjustments to reconcile net income to net
     cash provided by operating activities:
     Cumulative effect of accounting change,
        net of tax                                               10,342               --               --
     Interest credited to:
        Fixed annuity contracts                                 133,647          140,322          231,929
        Universal life insurance contracts                       81,773           86,263          102,486
        Guaranteed investment contracts                          25,079           34,124           19,649
     Net realized investment losses                              92,711           15,177           19,620
     Amortization (accretion) of net
        premiums (discounts) on investments                       4,554           (2,198)         (18,343)
     Universal life insurance fees                              (18,909)         (20,258)         (28,932)
     Amortization of goodwill                                     1,452            1,455              776
     Provision for deferred income taxes                        126,010          114,127         (100,013)
     Change in:
        Accrued investment income                                (7,717)           3,029            9,155
        Deferred acquisition costs                              (97,947)        (171,500)        (184,507)
        Other assets                                             15,042          (16,628)          (5,661)
        Income taxes currently
        receivable/payable from Parent                              106          (84,482)          12,367
        Due from/to affiliates                                  (68,844)          27,763           27,381
        Other liabilities                                         9,697          (40,283)          22,123
     Other, net                                                    (770)          10,799           (2,992)
                                                            -----------      -----------      -----------
NET CASH PROVIDED BY OPERATING ACTIVITIES                       396,595          313,282          289,736
                                                            -----------      -----------      -----------
CASH FLOWS FROM INVESTING ACTIVITIES:
   Purchases of:
     Bonds, notes and redeemable preferred stock             (2,178,830)        (881,647)      (4,130,682)
     Mortgage loans                                             (70,295)        (144,303)        (331,398)
     Other investments, excluding short-term
        investments                                             (27,413)         (66,722)        (227,268)
   Sales of:
     Bonds, notes and redeemable preferred stock              1,087,090          468,221        2,660,931
     Other investments, excluding short-term
        investments                                               3,527           60,538           65,395
   Redemptions and maturities of:
     Bonds, notes and redeemable preferred stock                549,638          429,347        1,274,764
     Mortgage loans                                              63,960          136,277           46,760
     Other investments, excluding short-term
        investments                                              78,555          122,195           21,256
     Net cash and short-term investments transferred
        to affiliates in assumption reinsurance
        transaction with MBL Life Assurance Corporation              --           (3,314)        (371,634)
                                                            -----------      -----------      -----------
   NET CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES         (493,768)         120,592         (991,876)
                                                            -----------      -----------      -----------


           See accompanying notes to consolidated financial statements




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                CONSOLIDATED STATEMENT OF CASH FLOWS (Continued)



                                                                    Years Ended December 31,
                                                        ---------------------------------------------
                                                               2001             2000             1999
                                                        -----------      -----------      -----------
                                                                        (In thousands)
CASH FLOWS FROM FINANCING ACTIVITIES:
   Deposit and premium receipts on:
     Fixed annuity contracts                            $ 2,280,498      $ 1,764,600      $ 2,016,851
     Universal life insurance contracts                      52,469           58,738           78,864
     Guaranteed investment contracts                         40,000          350,000               --
   Net exchanges from the fixed accounts
     of variable annuity contracts                       (1,368,527)      (1,994,710)      (1,821,324)
   Withdrawal payments on:
     Fixed annuity contracts                               (315,794)        (320,778)      (2,232,374)
     Universal life insurance contracts                     (55,361)        (145,067)         (81,634)
     Guaranteed investment contracts                       (191,919)         (78,312)         (19,742)
   Claims and annuity payments on:
     Fixed annuity contracts                                (52,685)        (114,761)         (46,578)
     Universal life insurance contracts                    (146,998)        (118,302)        (158,043)
   Net receipts from (repayments of)
     other short-term financings                             15,920          (33,689)          40,924
   Net receipts (payments) related to a
     modified coinsurance transaction                       (35,972)         (43,110)         140,757
   Net receipts from issuances of subordinated
     notes payable to affiliate                                  --           17,303               --
   Capital contributions received                                --               --          114,400
   Return of capital by Parent                                   --               --         (170,500)
   Dividends paid to Parent                                 (94,095)         (69,000)              --
                                                        -----------      -----------      -----------
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES         127,536         (727,088)      (2,138,399)
                                                        -----------      -----------      -----------
NET INCREASE (DECREASE) IN CASH
   AND SHORT-TERM INVESTMENTS                                30,363         (293,214)      (2,840,539)
CASH AND SHORT-TERM INVESTMENTS
   AT BEGINNING OF PERIOD                                   169,701          462,915        3,303,454
                                                        -----------      -----------      -----------
CASH AND SHORT-TERM INVESTMENTS
   AT END OF PERIOD                                     $   200,064      $   169,701      $   462,915
                                                        ===========      ===========      ===========
SUPPLEMENTAL CASH FLOW
   INFORMATION:
   Interest paid on indebtedness                        $     1,725      $     1,841      $     3,787
                                                        ===========      ===========      ===========
   Net income taxes received from (paid to) Parent      $   120,504      $   (78,796)     $  (190,126)
                                                        ===========      ===========      ===========


           See accompanying notes to consolidated financial statements




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS



1.      NATURE OF OPERATIONS

        AIG SunAmerica Life Assurance Company (DBA Anchor National Life Insurance Company), including its wholly owned subsidiaries, (the "Company") is an Arizona-domiciled life insurance company which conducts its business through three segments: annuity operations, asset management operations and broker-dealer operations. Annuity operations consist of the sale and administration of deposit-type insurance contracts, including fixed and variable annuities, universal life insurance contracts and guaranteed investment contracts ("GICs"). Asset management operations, which include the distribution and management of mutual funds, are conducted by SunAmerica Asset Management Corp. ("SunAmerica Asset Management"), the Company's registered investment advisor and wholly owned subsidiary and its related distributor, SunAmerica Capital Services, Inc. ("SACS"). Broker-dealer operations involve the sale of securities and financial services products, and are conducted by Royal Alliance Associates, Inc. ("Royal Alliance"), a wholly owned subsidiary of the Company.

        The Company is a direct wholly owned subsidiary of SunAmerica Life Insurance Company (the "Parent"), which is an indirect wholly owned subsidiary of American International Group, Inc. ("AIG"), a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement services and asset management. The Company changed its name to SunAmerica National Life Insurance Company on October 5, 2001 and further changed its name to AIG SunAmerica Life Assurance Company on January 24, 2002. However, the Company is continuing to do business as Anchor National Life Insurance Company. It is currently anticipated that the Company will seek regulatory approval to change its name in each state in which it does business to AIG SunAmerica Life Assurance Company effective sometime in the first quarter of 2003.

        The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing financial products. The Company is exposed to the typical risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration of its assets and liabilities, monitoring and limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities, and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. The Company also is exposed to market risk, as market volatility may result in reduced fee income in the case of assets managed in mutual funds and held in separate accounts.




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



2.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

        BASIS OF PRESENTATION: The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") and include the accounts of the Company and all of its wholly owned subsidiaries. All significant intercompany accounts and transactions are eliminated in consolidation. Certain prior period items have been reclassified to conform to the current period's presentation.

        Under GAAP, deposits collected on the non-traditional life and annuity insurance products, such as those sold by the Company, are not reflected as revenues in the Company's statement of earnings, as they are recorded directly to policyholders liabilities upon receipt.

        The preparation of financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results could differ from those estimates.

        INVESTMENTS: Cash and short-term investments primarily include cash, commercial paper, money market investments and short-term bank participations. All such investments are carried at cost plus accrued interest, which approximates fair value, have maturities of three months or less and are considered cash equivalents for purposes of reporting cash flows.

        Bonds, notes and redeemable preferred stocks available for sale and common stocks are carried at aggregate fair value and changes in unrealized gains or losses, net of tax, are credited or charged directly to the accumulated other comprehensive income or loss component of shareholder's equity. Bonds, notes and redeemable preferred stocks are reduced to estimated net realizable value when declines in such values are considered to be other than temporary. Estimates of net realizable value are subjective and actual realization will be dependent upon future events.

        Mortgage loans are carried at amortized unpaid balances, net of provisions for estimated losses. Policy loans are carried at unpaid balances. Separate account seed money consists of seed money for mutual funds used as investment vehicles for the Company's variable annuity separate accounts and is carried at market value. Partnership investments in affordable housing properties are generally carried at cost, and for certain of the properties, realized tax credits reduce the carrying value of the investment as an alternative to reducing income tax expense. Limited partnerships that are invested in real estate and fixed-income securities are accounted for by the cost method of accounting. Real estate is carried at the lower of cost or net realizable value. Common stock is carried at fair value. Other invested assets consist of invested collateral with respect to the Company's securities lending program, collateralized bond obligations





                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



2.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

        and investments in mutual funds for the Company's asset management operations.

        The Company lends its securities and primarily takes cash as collateral with respect to the securities lent. This collateral is an amount in excess of the fair value of the securities lent. Collateral received that is other than cash also exceeds the fair value of the securities lent. The Company monitors daily the market value of securities that are on loan relative to the fair value of collateral held and obtains additional collateral when necessary. Income earned on the collateral is recorded as net investment income while interest paid on the securities lending agreements and the related management fees paid to administer the program are recorded as interest expense in the consolidated statement of income and comprehensive income.

        Realized gains and losses on the sale of investments are recognized in operations at the date of sale and are determined by using the specific cost identification method. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives of the investments.

        INTEREST RATE SWAP AGREEMENTS: As a component of its asset and liability management strategy, the Company utilizes interest rate swap agreements ("Swap Agreements") to match assets more closely to liabilities. Swap Agreements are agreements to exchange with a counterparty interest rate payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) based on an underlying principal balance (notional principal) to hedge against interest rate changes. The Company typically utilizes Swap Agreements to create a hedge that effectively converts floating-rate assets into fixed-rate instruments. At December 31, 2001, the Company had one outstanding Swap Agreement subject to the provisions of SFAS 133 (see "Recently Issued Accounting Standards") with a notional principal of $97,000,000 which matures in June 2002. This agreement effectively converts a $97,000,000 floating rate commercial mortgage to a fixed rate instrument. The agreement has been designated as a cash flow hedge and accordingly, the market value of the Swap Agreement, $2,218,000, has been recorded as an asset in the Company's consolidated balance sheet as of December 31, 2001. Changes in the market value of this Swap Agreement, net of taxes, are recognized as a component of other comprehensive income. There was no inefficiency associated with this Swap Agreement at adoption or in the year ended December 31, 2001.

        DEFERRED ACQUISITION COSTS: Policy acquisition costs are deferred and amortized, with interest, in relation to the incidence of estimated gross profits to be realized over the estimated lives of the annuity contracts. Estimated gross profits are composed of net investment income, net realized investment gains and losses, variable annuity fees, universal life insurance fees, surrender charges and direct




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



2.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

        administrative expenses. Costs incurred to sell mutual funds are also deferred and amortized over the estimated lives of the funds obtained. Deferred acquisition costs ("DAC") consist of commissions and other costs that vary with, and are primarily related to, the production or acquisition of new business. The Company capitalized DAC of $359,162,000 and $362,085,000 for the years ended December 31, 2001 and 2000, respectively.

        As debt and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gains or losses on debt and equity securities available for sale which is a component of accumulated other comprehensive income (loss) and is credited or charged directly to shareholder's equity. DAC has been increased by $16,000,000 and $21,800,000 at December 31, 2001 and 2000, respectively, for this adjustment.

        VARIABLE ANNUITY ASSETS AND LIABILITIES RELATED TO SEPARATE ACCOUNTS:
        The assets and liabilities resulting from the receipt of variable annuity deposits are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in Variable Annuity Fees in the income statement.

        GOODWILL: Goodwill amounted to $20,150,000 (including accumulated amortization of $19,852,000) and $21,604,000 (including accumulated amortization of $18,101,000) at December 31, 2001 and 2000, respectively. Goodwill is amortized by using the straight-line method over periods averaging 25 years and is included in Other Assets in the balance sheet. Goodwill is evaluated for impairment when events or changes in economic conditions indicate that the carrying amount may not be recoverable. See "Recently Issued Accounting Standards" below for discussion of future accounting for goodwill effective January 1, 2002.

        RESERVES FOR FIXED ANNUITIES, UNIVERSAL LIFE INSURANCE AND GUARANTEED INVESTMENT CONTRACTS ("GICs"): Reserves for fixed annuity, universal life insurance and GIC contracts are accounted for as investment-type contracts in accordance with Statement of Financial Accounting Standards No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments," and are recorded at accumulated value (deposits received, plus accrued interest, less withdrawals and assessed fees).




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



2.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

        MODIFIED COINSURANCE DEPOSIT LIABILITY: Cash received as part of the modified coinsurance transaction described in Note 7 is recorded as a deposit liability. Deposits from the reinsured business are allocated to pay down the liability pursuant to a repayment schedule.

        FEE INCOME: Variable annuity fees, asset management fees, universal life insurance fees and surrender charges are recorded in income as earned. Net retained commissions are recognized as income on a trade date basis.

        INCOME TAXES: The Company files as a "life insurance company" under the provisions of the Internal Revenue Code of 1986. Its federal income tax return is consolidated with those of its direct parent, SunAmerica Life Insurance Company (the "Parent"), and its affiliate, First SunAmerica Life Insurance Company ("FSA"). Income taxes have been calculated as if the Company filed a separate return. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

        RECENTLY ISSUED ACCOUNTING STANDARDS: In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"). This statement requires the Company to recognize all derivatives in the consolidated balance sheet measuring these derivatives at fair value. The recognition of the change in the fair value of a derivative depends on a number of factors, including the intended use of the derivative and the extent to which it is effective as part of a hedge transaction. SFAS 133 was postponed by SFAS 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of SFAS No. 133, and became effective for the Company on January 1, 2001. The adoption of SFAS 133 on January 1, 2001 resulted in an increase of $1,389,000, net of tax, in other comprehensive income.

        In January 2001, the Emerging Issues Task Force of the FASB ("EITF") issued EITF 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets ("EITF 99-20"). EITF 99-20 provides guidance on the calculation of interest income and the recognition of impairments related to beneficial interests held in an investment portfolio. Beneficial interests are investments that represent rights to receive specified cash flows from a pool of underlying assets (i.e. collateralized debt obligations). In accordance with the transition provisions of EITF 99-20, the Company recorded in its consolidated statement of income and comprehensive income for 2001 a cumulative effect of an accounting change adjustment loss of $10,342,000 ($15,910,000 before tax).




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



2.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

        In June 2001, FASB issued Statement of Financial Accounting Standard No. 142 "Goodwill and Other Intangible Assets" ("SFAS 142"). SFAS 142 requires the Company to discontinue the amortization of goodwill on its consolidated income statement. SFAS 142 is effective for the year commencing January 1, 2002. In addition, SFAS 142 requires goodwill to be subject to an assessment of impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred.

        As of December 31, 2001, the Company recorded $20,150,000 million of goodwill on its consolidated balance sheet. The Company has evaluated the impact of the impairment provisions of SFAS 142, and has determined that the impact on its results of operations and financial condition will not be significant.

        In August 2001, the FASB issued Statement of Financial Accounting Standard No. 144 "Accounting for the Impairment and Disposal of Long-Lived Assets" ("SFAS 144"). SFAS 144 eliminates the exception to consolidation for a subsidiary for which control is likely to be temporary. As a result, this standard may impact the Company's financial statements with respect to SA Affordable Housing LLC's ownership interests in limited partnerships (see Note 9). SFAS 144 is effective for the year commencing January 1, 2002. The Company is currently evaluating the provisions of SFAS 144, and has not yet determined the impact on the Company's consolidated balance sheet or its consolidated results of operations.

    3.  ACQUISITIONS

        Pursuant to AIG's acquisition of American General Financial Group in 2001, American General's North American Funds were merged with SunAmerica Mutual Funds. The merger of these funds increased the Company's assets under management by approximately $1,329,000,000.

        On December 31, 1998, the Company acquired the individual life business and the individual and group annuity business of MBL Life Assurance Corporation ("MBL Life") (the "Acquisition"), via a 100% coinsurance transaction, for a cash purchase price of $128,420,000. As part of this transaction, the Company acquired assets having an aggregate fair value of $5,718,227,000, composed primarily of invested assets totaling $5,715,010,000. Liabilities assumed in this acquisition totaled $5,831,266,000, including $3,460,503,000 of fixed annuity reserves, $2,308,742,000 of universal life reserves and $24,011,000 of guaranteed investment contract reserves. The excess of the purchase price over the fair value of net assets received amounted to $83,737,000 at December 31, 2001, after adjustment for the transfer of the New York





                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



3.      ACQUISITIONS (Continued)

        business to FSA (see below), and is included in Deferred Acquisition Costs in the accompanying consolidated balance sheet. The income statements for the years ended December 31, 2001, 2000 and 1999 include the impact of the Acquisition.

        Included in the block of business acquired from MBL Life were policies whose owners are residents of the State of New York ("the New York Business"). On July 1, 1999, the New York Business was acquired by the Company's New York affiliate, FSA, via an assumption reinsurance agreement, and the remainder of the business converted to assumption reinsurance in the Company, which superseded the coinsurance agreement. As part of this transfer, invested assets equal to $678,272,000, life reserves equal to $282,247,000, group pension reserves equal to $406,118,000, and other net assets of $10,093,000 were transferred to FSA.

        The $128,420,000 purchase price was allocated between the Company and FSA based on the estimated future gross profits of the two blocks of business. The portion allocated to FSA was $10,000,000.

        As part of the Acquisition, the Company received $242,473,000 from MBL Life to pay policy enhancements guaranteed by the MBL Life rehabilitation agreement to policyholders meeting certain requirements. Of this amount, the Company was required to transfer $20,055,000 to the Parent for enhancements on policies which customers elected to convert to fixed annuity policies of the Parent. Included in the Company's reserves transferred to FSA in 1999 were $34,657,000 of such policy enhancement reserves. Based upon final actuarial calculations performed in the first quarter of 2000, $16,741,000 of such reserves were returned to the Company by FSA. A primary requirement was that annuity policyholders must have converted their MBL Life policy to a policy type currently offered by the Company or one of its affiliates by December 31, 1999. Pursuant to the agreement, the enhancements were scheduled to be credited in four installments on January 1, 2000, June 30, 2001, June 30, 2002 and June 30, 2003, to eligible policies still active on each of those dates. The Company's portion of the payment due amounted to $52,093,000 and $58,329,000 on January 1, 2000 and June 30, 2001,
        respectively, and was either credited to the accounts of the policyholders or paid as benefits through withdrawals or accelerated death benefits. On December 31, 2001, the remaining enhancement reserve for such payments totaled $100,834,000.




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



4.      INVESTMENTS

        The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks by major category follow:

                                             Amortized      Estimated
                                                  Cost     Fair Value
                                            ----------     ----------
                                                 (In thousands)
        AT DECEMBER 31, 2001:

        Securities of the United States
          Government                        $   24,279     $   24,069
        Mortgage-backed securities           1,532,155      1,543,175
        Securities of public utilities         223,006        222,815
        Corporate bonds and notes            2,059,160      2,002,981
        Redeemable preferred stocks             21,515         21,515
        Other debt securities                  747,786        730,520
                                            ----------     ----------
          Total                             $4,607,901     $4,545,075
                                            ==========     ==========

        AT DECEMBER 31, 2000:

        Securities of the United States
          Government                        $   19,164     $   18,868
        Mortgage-backed securities           1,651,581      1,636,304
        Securities of public utilities         154,076        151,209
        Corporate bonds and notes            1,426,845      1,329,001
        Redeemable preferred stocks              1,375          1,375
        Other debt securities                  877,529        871,145
                                            ----------     ----------
          Total                             $4,130,570     $4,007,902
                                            ==========     ==========

        The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks by contractual maturity, as of December 31, 2001, follow:

                                             Amortized      Estimated
                                                  Cost     Fair Value
                                            ----------     ----------
                                                 (In thousands)
        Due in one year or less             $   93,363     $   94,251
        Due after one year through
          five years                         1,122,253      1,110,755
        Due after five years through
          ten years                          1,371,336      1,321,277
        Due after ten years                    488,794        475,617
        Mortgage-backed securities           1,532,155      1,543,175
                                            ----------     ----------

          Total                             $4,607,901     $4,545,075
                                            ==========     ==========

        Actual maturities of bonds, notes and redeemable preferred stocks may differ from those shown above due to prepayments and redemptions.




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



    4.  INVESTMENTS (Continued)

        Gross unrealized gains and losses on bonds, notes and redeemable preferred stocks by major category follow:

                                                Gross         Gross
                                           Unrealized    Unrealized
                                                Gains        Losses
                                           ----------    ----------
                                                (In thousands)
        AT DECEMBER 31, 2001:

        Securities of the United States
          Government                        $     105     $    (315)
        Mortgage-backed securities             16,573        (5,553)
        Securities of public utilities          1,885        (2,076)
        Corporate bonds and notes              21,540       (77,719)
        Other debt securities                   6,226       (23,492)
                                            ---------     ---------
          Total                             $  46,329     $(109,155)
                                            =========     =========

        AT DECEMBER 31, 2000:

        Securities of the United States
          Government                        $      17     $    (313)
        Mortgage-backed securities             10,000       (25,277)
        Securities of public utilities            267        (3,134)
        Corporate bonds and notes              12,682      (110,526)
        Other debt securities                  11,482       (17,866)
                                            ---------     ---------
          Total                             $  34,448     $(157,116)
                                            =========     =========

        Gross unrealized gains on equity securities aggregated $12,000 at December 31, 2001 and $18,000 at December 31, 2000. Gross unrealized losses on equity securities aggregated $439,000 at December 31, 2001 and $45,000 at December 31, 2000.




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



    4.  INVESTMENTS (Continued)

        Gross realized investment gains and losses on sales of investments are as follows:

                                                Years Ended December 31,
                                        ---------------------------------------
                                             2001           2000           1999
                                        ---------      ---------      ---------
                                                    (In thousands)
        BONDS, NOTES AND REDEEMABLE
         PREFERRED STOCKS:
          Realized gains                $  34,026      $   9,608      $   8,333
          Realized losses                 (25,258)        (5,573)       (26,113)
        MORTGAGE LOANS:
          Realized losses                      --           (276)            --

        COMMON STOCKS:
          Realized gains                      164            610          4,239
          Realized losses                      --             --            (11)

        OTHER INVESTMENTS:
          Realized gains                       --          1,091             --
          Realized losses                    (685)            --             --

        IMPAIRMENT WRITEDOWNS            (100,958)       (20,637)        (6,068)
                                        ---------      ---------      ---------
          Total net realized
          investment losses             $ (92,711)     $ (15,177)     $ (19,620)
                                        =========      =========      =========

        The sources and related amounts of investment income (losses) are as follows:

                                                Years Ended December 31,
                                        ---------------------------------------
                                             2001           2000           1999
                                        ---------      ---------      ---------
                                                    (In thousands)
        Short-term investments          $   9,430      $  21,683      $  61,764
        Bonds, notes and redeemable
          preferred stocks                285,668        290,157        348,373
        Mortgage loans                     58,262         60,608         47,480
        Partnerships                       13,905          7,031          6,631
        Policy loans                       18,218         20,200         22,284
        Common stocks                           2             --              7
        Real estate                          (272)           121           (525)
        Other invested assets              (5,038)         6,668         35,939
        Less: investment expenses          (4,962)        (7,113)        (5,952)
                                        ---------      ---------      ---------
        Total investment income         $ 375,213      $ 399,355      $ 516,001
                                        =========      =========      =========




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.      INVESTMENTS (Continued)

        At December 31, 2001, no investments in any one entity or its affiliates exceeded 10% of the Company's consolidated shareholder's equity.

        At December 31, 2001, bonds, notes and redeemable preferred stocks included $215,528,000 of bonds and notes not rated investment grade. These non-investment-grade securities are comprised of bonds spanning 35 industries with 20% of these assets concentrated in telecommunications and 10% concentrated in airlines. No other industry concentration constituted more than 6% of these assets.

        At December 31, 2001, mortgage loans were collateralized by properties located in 29 states, with loans totaling approximately 30% of the aggregate carrying value of the portfolio secured by properties located in California and approximately 11% by properties located in New York. No more than 9% of the portfolio was secured by properties in any other single state.

        At December 31, 2001, the carrying value of investments in default as to the payment of principal or interest was $12,060,000 ($9,824,000 of bonds and $2,236,000 of mortgage loans).

        As a component of its asset and liability management strategy, the Company utilizes Swap Agreements to match assets more closely to liabilities. Swap Agreements are agreements to exchange with a counterparty interest rate payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) based on an underlying principal balance (notional principal) to hedge against interest rate changes. The Company typically utilizes Swap Agreements to create a hedge that effectively converts floating-rate assets and liabilities to fixed-rate instruments. At December 31, 2001, the Company had one outstanding asset Swap Agreement with a notional principal amount of $97,000,000 and one outstanding liability Swap Agreement with a notional principal amount of $30,954,000. The asset Swap Agreement was entered into in May 2000 and matures in June 2002. The liability Swap Agreement was entered into in December 1996 and matures in December 2024. The net interest received or paid on the asset Swap Agreement is included in Investment Income, while the net interest received or paid on the liability Swap Agreement is included in Interest Expense in the Consolidated Statement of Income and Comprehensive Income. The total net interest received (paid) amounted to $2,599,000 for the year ended December 31, 2001, $43,000 for the year ended December 31, 2000 and $(215,000) for the year ended December 31, 1999.

        At December 31, 2001, $8,635,000 of bonds, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



5.      FAIR VALUE OF FINANCIAL INSTRUMENTS

        The following estimated fair value disclosures are limited to reasonable estimates of the fair value of only the Company's financial instruments. The disclosures do not address the value of the Company's recognized and unrecognized nonfinancial assets (including its real estate investments and other invested assets except for partnerships) and liabilities or the value of anticipated future business. The Company does not plan to sell most of its assets or settle most of its liabilities at these estimated fair values.

        The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Selling expenses and potential taxes are not included. The estimated fair value amounts were determined using available market information, current pricing information and various valuation methodologies. If quoted market prices were not readily available for a financial instrument, management determined an estimated fair value. Accordingly, the estimates may not be indicative of the amounts the financial instruments could be exchanged for in a current or future market transaction.

        The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

        CASH AND SHORT-TERM INSTRUMENTS: Carrying value is considered to be a reasonable estimate of fair value.

        BONDS, NOTES AND REDEEMABLE PREFERRED STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

        MORTGAGE LOANS: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

        SEPARATE ACCOUNT SEED MONEY: Fair value is considered to be the market value of the underlying securities.

        COMMON STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

        POLICY LOANS: Carrying value is considered a reasonable estimate of fair value.

        PARTNERSHIPS: Fair value of partnerships that invest in debt and equity securities is based upon the fair value of the net assets of the partnerships as determined by the general partners.




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



5.      FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

        VARIABLE ANNUITY ASSETS HELD IN SEPARATE ACCOUNTS: Variable annuity assets are carried at the market value of the underlying securities.

        RESERVES FOR FIXED ANNUITY CONTRACTS: Deferred annuity contracts are assigned a fair value equal to current net surrender value. Annuitized contracts are valued based on the present value of future cash flows at current pricing rates.

        RESERVES FOR GUARANTEED INVESTMENT CONTRACTS: Fair value is based on the present value of future cash flows at current pricing rates.

        VARIABLE ANNUITY LIABILITIES RELATED TO SEPARATE ACCOUNTS: Variable annuity liabilities are carried at the market value of the underlying securities of the variable annuity assets held in separate accounts.

        SUBORDINATED NOTES PAYABLE TO AFFILIATES: Fair value is estimated based on the quoted market prices for similar issues.







                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



5.      FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

        The estimated fair values of the Company's financial instruments at December 31, 2001 and 2000 compared with their respective carrying values, are as follows:

                                                      Carrying            Fair
                                                         Value           Value
                                                   -----------     -----------
                                                        (In thousands)
        DECEMBER 31, 2001:

        ASSETS:
          Cash and short-term investments          $   200,064     $   200,064
          Bonds, notes and redeemable
             preferred stocks                        4,545,075       4,545,075
          Mortgage loans                               692,392         732,393
          Policy loans                                 226,961         226,961
          Separate account seed money                   50,560          50,560
          Common stocks                                    861             861
          Partnerships                                   8,214           7,527
          Variable annuity assets held in
             separate accounts                      18,526,413      18,526,413

        LIABILITIES:
          Reserves for fixed annuity contracts     $ 3,498,917     $ 3,439,727
          Reserves for guaranteed investment
             contracts                                 483,861         490,718
          Variable annuity liabilities related
             to separate accounts                   18,526,413      18,526,413
          Subordinated notes payable to
             affiliates                                 58,814          62,273





                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



5.      FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

                                                      Carrying            Fair
                                                         Value           Value
                                                   -----------     -----------
                                                         (In thousands)
        DECEMBER 31, 2000:

        ASSETS:
          Cash and short-term investments          $   169,701     $   169,701
          Bonds, notes and redeemable
             preferred stocks                        4,007,902       4,007,902
          Mortgage loans                               684,174         711,543
          Policy loans                                 244,436         244,436
          Separate account seed money                  104,678         104,678
          Common stocks                                    974             974
          Partnerships                                   8,216           9,915
          Variable annuity assets held in
             separate accounts                      20,393,820      20,393,820

        LIABILITIES:
          Reserves for fixed annuity contracts     $ 2,778,229     $ 2,618,719
          Reserves for guaranteed investment
             contracts                                 610,672         610,672
          Variable annuity liabilities related
             to separate accounts                   20,393,820      20,393,820
          Subordinated notes payable to
             affiliates                                 55,119          57,774

6.      SUBORDINATED NOTES PAYABLE TO AFFILIATES

        Subordinated notes (including accrued interest of $6,354,000) payable to affiliates totaled $58,814,000 at interest rates ranging from 8% to 9.5% at December 31, 2001, and require principal payments of $21,500,000 in 2002, $20,400,000 in 2003, $3,000,000 in 2004 and $7,560,000 in 2005.
        The $6,354,000 of accrued interest was paid by the Company in January and February 2002.




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



7.      REINSURANCE

        With respect to its reinsurance agreements, the Company could become liable for all obligations of the reinsured policies if the reinsurers were to become unable to meet the obligations assumed under the respective reinsurance agreements. The Company monitors its credit exposure with respect to these agreements. However, due to the high credit ratings of the reinsurers, such risks are considered to be minimal.

        The Company guarantees a minimum level of death benefits for the majority of the Company's separate account contracts. If a policyholder death benefit notification is received and the assets in the respective policyholder separate accounts are insufficient to fund the required minimum policy benefits, the Company is obligated to pay the difference. This exposure was reinsured on approximately 27% of the liabilities as of December 31, 2001. During January 2002, the Company entered into additional reinsurance agreements which significantly limited its exposure for certain contracts entered into in 2001 through 2003.

        Certain of the Company's variable annuities provide for a Guaranteed Minimum Income Benefit in the form of guaranteed benefit payout upon annuitization. All of the annuitization benefit at risk has been reinsured as of December 31, 2001.

        The business which was assumed from MBL Life as part of the Acquisition is subject to existing reinsurance ceded agreements. At December 31, 1998, the maximum retention on any single life was $2,000,000, and a total credit of $5,057,000 was taken against the life insurance reserves, representing predominantly yearly renewable term reinsurance. In order to limit even further the exposure to loss on any single insured and to recover an additional portion of the benefits paid over such limits, the Company entered into a reinsurance treaty effective January 1, 1999 under which the Company retains no more than $100,000 of risk on any one insured life. At December 31, 2001, a total reserve credit of $3,781,000 was taken against the life insurance reserves.

        On August 1, 1999, the Company entered into a modified coinsurance transaction, approved by the Arizona Department of Insurance, which involved the ceding of approximately $6,000,000,000 of variable annuities to ANLIC Insurance Company (Hawaii), a non-affiliated stock life insurer. The transaction is accounted for as reinsurance for statutory reporting purposes. As part of the transaction, the Company received cash in the amount of $150,000,000 and recorded a corresponding deposit liability. As payments are made to the reinsurer, the deposit liability is relieved. The cost of this program, which amounted to $6,909,000 for the year ended December 31, 2001, $12,026,000 for the year ended December 31, 2000 and $3,621,000 for the year ended December 31, 1999, is reported as a component of General and Administrative Expenses in the Consolidated Statement of Income and Comprehensive Income.




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



8.      COMMITMENTS AND CONTINGENT LIABILITIES

        The Company has entered into eight agreements in which it has provided liquidity support for certain short-term securities of municipalities and non-profit organizations by agreeing to purchase such securities in the event there is no other buyer in the short-term marketplace. In return the Company receives a fee. The maximum liability under these guarantees at December 31, 2001 is $1,031,000,000. Related to each of these agreements are participation agreements with the Company's Parent, under which the Parent will share in $497,850,000 of these liabilities in exchange for a proportionate percentage of the fees received under these agreements. Management does not anticipate any material future losses with respect to these commitments.

        In the ordinary course of business, the Company is obligated to purchase approximately $46,000,000 of asset backed securities as of December 31, 2001.

        The Company has entered into an agreement whereby it is committed to purchase the remaining principal amount, $240,158,000 as of December 31, 2001, of various mortgage-backed securities at par value in March 2006. At the present time, management does not anticipate any material losses with respect to this agreement.

        Various lawsuits against the Company have arisen in the ordinary course of business. Contingent liabilities arising from litigation, income taxes and other matters are not considered material in relation to the financial position, results of operations or cash flows of the Company, with the potential exception of McMurdie et al. v. SunAmerica et al., Case No. BC 194082. The lawsuit is a representative action wherein the plaintiffs allege violations of California's Business and Professions Code Sections 17200 et seq. The Company is vigorously defending the lawsuit. The probability of any particular outcome is not reasonably estimable at this time.

        Based on the information available at this time, management believes that the Company has not incurred material losses associated with the terrorist attacks of September 11, 2001.

        The Company's current financial strength and counterparty credit ratings from Standard & Poor's are based in part on a guarantee (the "Guarantee") of the Company's insurance policy obligations by American Home Assurance Company ("American Home"), a subsidiary of AIG, and a member of an AIG intercompany pool, and the belief that the Company is viewed as a strategically important member of AIG. The Guarantee is unconditional and irrevocable, and the Company's policyholders have the right to enforce the Guarantee directly against American Home.




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



8.      COMMITMENTS AND CONTINGENT LIABILITIES (Continued)

        The Company's current financial strength rating from Moody's is based in part on a support agreement between the Company and AIG (the "Support Agreement"), pursuant to which AIG has agreed that AIG will cause the Company to maintain a policyholder's surplus of not less than $1,000,000 or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, AIG will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by AIG to any person of any obligations of the Company. AIG may terminate the Support Agreement with respect to outstanding obligations of the Company only under circumstances where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the Support Agreement. Policyholders have the right to cause the Company to enforce its rights against AIG and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such policyholder when due, have the right to enforce the Support Agreement directly against AIG.

        American Home does not publish financial statements, although it files statutory annual and quarterly reports with the New York State Insurance Department, where such reports are available to the public. AIG is a reporting company under the Securities Exchange Act of 1934, and publishes annual reports on Form 10-K and quarterly reports on Form 10-Q, which are available from the Securities and Exchange Commission.




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

9.      SHAREHOLDER'S EQUITY

        The Company is authorized to issue 4,000 shares of its $1,000 par value Common Stock. At December 31, 2001 and 2000, 3,511 shares were outstanding.

        Changes in shareholder's equity are as follows:

                                                                 Years Ended December 31,
                                                        ---------------------------------------
                                                             2001           2000           1999
                                                        ---------      ---------      ---------
                                                                    (In thousands)
        ADDITIONAL PAID-IN CAPITAL:
          Beginning balances                            $ 493,010      $ 493,010      $ 378,674
          Reclassification of note by Parent                   --             --        170,436
          Return of capital                                    --             --       (170,500)
          Capital contributions received                       --             --        114,250
          Contribution of partnership investment               --             --            150
          Contribution of subsidiary by Parent            432,743             --             --
                                                        ---------      ---------      ---------
        Ending balances                                 $ 925,753      $ 493,010      $ 493,010
                                                        =========      =========      =========

        RETAINED EARNINGS:
          Beginning balances                            $ 697,730      $ 551,158      $ 366,460
          Net income                                       90,369        215,572        184,698
          Dividends paid to Parent                        (94,095)       (69,000)            --
                                                        ---------      ---------      ---------
        Ending balances                                 $ 694,004      $ 697,730      $ 551,158
                                                        =========      =========      =========

        ACCUMULATED OTHER
          COMPREHENSIVE LOSS:
             Beginning balances                         $ (65,582)     $(112,553)     $  (1,619)
             Change in net unrealized
                gains (losses) on debt
                securities available for sale              59,842         79,891       (198,659)
             Change in net unrealized
                gains (losses) on equity
                securities available for sale                (400)           (27)           (10)
             Change in adjustment to deferred
                acquisition costs                          (5,800)        (7,600)        28,000
             Tax effects of net changes                   (18,774)       (25,293)        59,735
             Cumulative effect of accounting
                change, net of tax                          1,389             --             --
             Net change related to cash flow hedges            53             --             --
                                                        ---------      ---------      ---------
        Ending balances                                 $ (29,272)     $ (65,582)     $(112,553)
                                                        =========      =========      =========

        On January 1, 2001, the Parent contributed all of its ownership interests in SA Affordable Housing LLC ("SAAH LLC"), a wholly owned subsidiary, to the Company. All of SAAH LLC's ownership interests were subsequently contributed by the Company to SunAmerica Asset Management. SAAH LLC has investments in limited partnership interests whose primary purpose is the generation of rehabilitation tax credits, low income housing credits and passive losses. Realized tax credits are passed on to its direct Parent, SunAmerica Asset Management. At the time of the contribution, SAAH LLC had partnership assets of $432,120,000, other assets of $623,000 and shareholder's equity of $432,743,000. SAAH LLC's results of operations are included within the asset management operations. As a result of this transfer, additional paid-in capital was increased by $432,743,000.




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



9.      SHAREHOLDER'S EQUITY (Continued)

        Dividends that the Company may pay to its shareholder in any year without prior approval of the Arizona Department of Insurance are limited by statute. The maximum amount of dividends which can be paid to shareholders of insurance companies domiciled in the state of Arizona without obtaining the prior approval of the Insurance Commissioner is limited to the lesser of either 10% of the preceding year's statutory surplus or the preceding year's statutory net gain from operations if, after paying the dividend, the Company's capital and surplus would be adequate in the opinion of the Arizona Department of Insurance. Currently, no dividends can be paid to stockholders in the year 2002 without prior approval. Ordinary and extraordinary dividends of $94,095,000 and $69,000,000 were paid on April 2, 2001 and March 1,
        2000, respectively. No dividends were paid in the year ended December 31, 1999.

        Under statutory accounting principles utilized in filings with insurance regulatory authorities, the Company's net loss for the year ended December 31, 2001 totaled $122,322,000. The Company's net income for the years ended December 31, 2000 and 1999 was approximately $168,367,000 and $261,539,000, respectively. The Company's statutory capital and surplus totaled approximately $1,009,267,000 at December 31, 2001 and $719,946,000 at December 31, 2000.

        In 1998, the National Association of Insurance Commissioners ("NAIC") adopted the codification of statutory accounting principles ("Codification") which replaced the NAIC's previous primary guidance on statutory accounting, which became effective January 1, 2001. Codification changed prescribed statutory accounting practices and has resulted in changes to the accounting practices that the Company uses to prepare its statutory basis financial statements. Codification has been adopted by all fifty states as the prescribed basis of accounting, including Arizona. The adoption of Codification resulted in an increase to the Company's statutory surplus of approximately $92,402,000.

        On June 30, 1999, the Parent cancelled the Company's surplus note payable of $170,436,000 and funds received were reclassified to Additional Paid-in Capital in the accompanying consolidated balance sheet. On September 9, 1999, the Company paid $170,500,000 to its Parent as a return of capital. On September 14, 1999 and October 25, 1999, the Parent contributed additional capital to the Company in the amounts of $54,250,000 and $60,000,000, respectively. Also on December 31, 1999, the Parent made a $150,000 contribution of partnership investments to the Company.




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



10.     INCOME TAXES

        The components of the provisions for federal income taxes on pretax income consist of the following:

                                       Net Realized
                                         Investment
                                     Gains (Losses)     Operations          Total
                                     --------------     ----------      ---------
                                                      (In thousands)
        YEAR ENDED DECEMBER 31, 2001:

        Currently payable                 $ (18,317)     $ (86,841)     $(105,158)
        Deferred                            (17,180)       143,190        126,010
                                          ---------      ---------      ---------
          Total income tax expense
          (benefit)                       $ (35,497)     $  56,349      $  20,852
                                          =========      =========      =========

        YEAR ENDED DECEMBER 31, 2000:

        Currently payable                 $   2,791      $  (8,473)     $  (5,682)
        Deferred                             (8,103)       122,230        114,127
                                          ---------      ---------      ---------
          Total income tax expense
            (benefit)                     $  (5,312)     $ 113,757      $ 108,445
                                          =========      =========      =========

        YEAR ENDED DECEMBER 31, 1999:

        Currently payable                 $   6,846      $ 196,192      $ 203,038
        Deferred                            (13,713)       (86,300)      (100,013)
                                          ---------      ---------      ---------
          Total income tax expense
            (benefit)                     $  (6,867)     $ 109,892      $ 103,025
                                          =========      =========      =========









                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

10.     INCOME TAXES (Continued)

        Income taxes computed at the United States federal income tax rate of 35% and income taxes provided differ as follows:

                                                           Years Ended December 31,
                                                  ---------------------------------------
                                                       2001           2000           1999
                                                  ---------      ---------      ---------
                                                              (In thousands)
        Amount computed at statutory rate         $  42,547      $ 113,406      $ 100,703
        Increases (decreases) resulting from:
          Amortization of differences
             between book and tax
             bases of net assets acquired               613            597            609
          State income taxes, net of
             federal tax benefit                      4,072          9,718          7,231
          Dividends received deduction              (13,406)       (10,900)        (3,618)
          Tax credits                               (16,758)        (2,382)        (1,346)
          Other, net                                  3,784         (1,994)          (554)
                                                  ---------      ---------      ---------
          Total income tax expense                $  20,852      $ 108,445      $ 103,025
                                                  =========      =========      =========

        For United States federal income tax purposes, certain amounts from life insurance operations are accumulated in a memorandum policyholders' surplus account and are taxed only when distributed to shareholders or when such account exceeds prescribed limits. The accumulated policyholders' surplus was $14,300,000 at December 31, 2001. The Company does not anticipate any transactions which would cause any part of this surplus to be taxable.




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



10.     INCOME TAXES (Continued)

        Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of the liability for Deferred Income Taxes are as follows:

                                                  December 31,   December 31,
                                                          2001           2000
                                                  ------------   ------------
                                                         (In thousands)
        DEFERRED TAX LIABILITIES:
        Investments                                  $      --      $  18,738
        Deferred acquisition costs                     425,208        317,995
        State income taxes                               5,978          9,640
        Other liabilities                               24,247         55,101
                                                     ---------      ---------
        Total deferred tax liabilities                 455,433        401,474
                                                     ---------      ---------

        DEFERRED TAX ASSETS:
        Investments                                  $ (23,194)     $      --
        Contractholder reserves                       (184,890)      (247,591)
        Guaranty fund assessments                       (3,629)        (3,610)
        Deferred income                                (16,211)       (28,982)
        Net unrealized losses on debt and equity
          securities available for sale                (16,539)       (35,313)
                                                     ---------      ---------
        Total deferred tax assets                     (244,463)      (315,496)
                                                     ---------      ---------
        Deferred income taxes                        $ 210,970      $  85,978
                                                     =========      =========

11.     RELATED-PARTY MATTERS

        The Company pays commissions to six affiliated companies: SunAmerica Securities, Inc.; Advantage Capital Corp.; Financial Services Corp.; Sentra Securities Corp.; Spelman & Co., Inc.; and VALIC Financial Advisors. Commissions paid to these broker-dealers totaled $40,567,000 in the year ended December 31, 2001, $44,584,000 in the year ended December 31, 2000 and $37,435,000 in the year ended December 31, 1999. These broker-dealers, when combined with the Company's wholly owned broker-dealer, distribute a significant portion of the Company's variable annuity products, amounting to approximately 26.0%, 33.8% and 35.6% of deposits for each of the respective periods. Of the Company's mutual fund sales, 26.3%, 33.6% and 37.9% were distributed by these affiliated broker-dealers for each of the respective periods.

        The Company purchases administrative, investment management, accounting, marketing and data processing services from its Parent and SunAmerica, an indirect parent. Amounts paid for such services totaled $130,178,000 for the year ended December 31, 2001, $132,034,000 for the year ended December 31, 2000 and $105,059,000 for the year ended December 31, 1999. The marketing component of such costs during these periods amounted to $68,757,000, $61,954,000 and $53,385,000, respectively, and are deferred and amortized as part of Deferred Acquisition Costs. The other components of such costs are included in General and Administrative Expenses in the income statement.




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



11.     RELATED-PARTY MATTERS (Continued)

        During the year ended December 31, 2001, the Company paid $219,000 of management fees to an affiliate of the Company to administer its securities lending program (see Note 2).

        During the year ended December 31, 2001, the Company entered into a short-term financing arrangement with SunAmerica. Under the terms of this agreement, the Company has immediate access of up to $500 million. Any advances made under this agreement must be repaid within 30 days. No borrowings were outstanding under this agreement at December 31, 2001.

        Also, during the year ended December 31, 2001, the Company entered into a short-term financing arrangement with SunAmerica whereby SunAmerica has the right to borrow up to $500 million from the Company. Any advances made by the Company under this agreement must be repaid to the Company within 30 days. As of December 31, 2001, $75 million was due to the Company under this agreement. This receivable was collected in January 2002 and is included in other assets in the consolidated balance sheet.

        At December 31, 2001 and 2000, the Company held no investments issued by any of its affiliates.

        During the year ended December 31, 2001, the Company made no purchases or sales of invested assets to or from the Parent or its affiliates.

        During the year ended December 31, 2000, FSA transferred $16,741,000 of cash to the Company related to policy enhancements of the New York Business from the Acquisition (see Note 3).

        During the year ended December 31, 2000, the Company transferred $20,055,000 of cash to the Parent as a result of policy enhancements granted to annuity policyholders who converted their MBL Life policies to policies of the Parent (see Note 3).

        During the year ended December 31, 2000, the Company sold various invested assets to the Parent for cash equal to their current market value of $6,362,000.

        During the year ended December 31, 1999, the Company transferred short-term investments and bonds to FSA with an aggregate fair value of $634,596,000 as part of the transfer of the New York Business from the Acquisition (See Note 3). The Company recorded a net realized loss of $5,144,000 on the transfer of these assets.

        During the year ended December 31, 1999, the Company purchased certain invested assets from SunAmerica for cash equal to their current market value of $161,159,000.





                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



12.     BUSINESS SEGMENTS

        The Company has three business segments: annuity operations, asset management operations and broker-dealer operations. The accounting policies of the segments are the same as those described in Note 2 - Summary of Significant Accounting Policies. The Company evaluates performance and allocates reserves based on profit or loss from operations before income taxes. There were no intersegment revenues during all periods presented. Substantially all of the Company's revenues are derived from the United States. The Parent makes expenditures for long-lived assets for the annuity operations segment and allocates depreciation of such assets to the annuity operations segment.

        Products for the annuity operations and asset management operations are marketed through affiliated and independent broker-dealers, full-service securities firms and financial institutions. One independent selling organization in the annuity operations represented 12.2% of sales in the year ended December 31, 2001, 16.9% of sales in the year ended December 31, 2000 and 12.0% of sales in the year ended December 31, 1999. No other independent selling organization was responsible for 10% or more of sales for any such period. There was no single independent selling organization that accounted for 10% or more of sales in the asset management operations. Registered representatives sell products offered by the broker-dealer operations. Revenue from any single registered representative or group of registered representatives do not compose a material percentage of total revenues in the broker-dealer operations.





                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



12.     BUSINESS SEGMENTS (Continued)

        Summarized data for the Company's business segments follow:

                                                             Asset            Broker-
                                           Annuity        Management          Dealer
                                         Operations       Operations        Operations           Total
                                       ------------      ------------      ------------      ------------
                                                                 (In thousands)
        YEAR ENDED
        DECEMBER 31, 2001:

        Investment income              $    359,655      $     14,988      $        570      $    375,213
        Interest expense                   (241,444)           (4,115)             (360)         (245,919)
                                       ------------      ------------      ------------      ------------
        Net investment income               118,211            10,873               210           129,294
        Net realized investment
          losses                            (59,784)          (32,927)               --           (92,711)

        Variable annuity fees               350,378            11,499                --           361,877
        Net retained commissions                 --             2,210            45,362            47,572
        Asset management fees                    --            63,529                --            63,529
        Universal life insurance
          fees, net                          18,909                --                --            18,909
        Surrender charges                    24,911                --                --            24,911
        Other fees, net                       3,626             9,350             1,575            14,551
                                       ------------      ------------      ------------      ------------
        Total fee income                    397,824            86,588            46,937           531,349

        General and administrative
          expenses                          (89,253)          (27,430)          (29,486)         (146,169)

        Amortization of deferred
          acquisition costs                (144,273)          (76,043)               --          (220,316)

        Annual commissions                  (58,278)               --                --           (58,278)

        Guaranteed minimum
          death benefits                    (21,606)               --                --           (21,606)
                                       ------------      ------------      ------------      ------------

        Pretax income (loss)
          before cumulative
          effect of accounting
          change                       $    142,841      $    (38,939)     $     17,661      $    121,563
                                       ============      ============      ============      ============
        Total assets                   $ 26,208,762      $    659,876      $     72,950      $ 26,941,588
                                       ============      ============      ============      ============
        Expenditures for long-
          lived assets                 $         --      $        614      $        608      $      1,222
                                       ============      ============      ============      ============





                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



12.     BUSINESS SEGMENTS (Continued)

                                                             Asset            Broker-
                                           Annuity        Management          Dealer
                                         Operations       Operations        Operations           Total
                                       ------------      ------------      ------------      ------------
                                                                 (In thousands)
        YEAR ENDED
        DECEMBER 31, 2000:

        Investment income              $    388,368      $      9,800      $      1,187      $    399,355
        Interest expense                   (260,709)           (3,784)             (360)         (264,853)
                                       ------------      ------------      ------------      ------------
        Net investment income               127,659             6,016               827           134,502
        Net realized investment
          losses                            (15,177)               --                --           (15,177)

        Variable annuity fees               385,436            15,059                --           400,495
        Net retained commissions                 --             3,878            58,324            62,202
        Asset management fees                    --            73,922                --            73,922
        Universal life insurance
          fees, net                          20,258                --                --            20,258
        Surrender charges                    20,963                --                --            20,963
        Other fees, net                       3,832             6,708             2,419            12,959
                                       ------------      ------------      ------------      ------------
        Total fee income                    430,489            99,567            60,743           590,799

        General and administrative
          expenses                         (101,912)          (36,106)          (32,058)         (170,076)

        Amortization of deferred           (125,035)          (32,972)               --          (158,007)
          acquisition costs

        Annual commissions                  (56,473)               --                --           (56,473)

        Guaranteed minimum
          death benefits                     (1,551)               --                --            (1,551)
                                       ------------      ------------      ------------      ------------
        Pretax income before
          cumulative effect of
          accounting change            $    258,000      $     36,505      $     29,512      $    324,017
                                       ============      ============      ============      ============
        Total assets                   $ 26,908,888      $    199,075      $     81,515      $ 27,189,478
                                       ============      ============      ============      ============
        Expenditures for long-
          lived assets                 $         --      $        454      $      1,600      $      2,054
                                       ============      ============      ============      ============





                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)



12.     BUSINESS SEGMENTS (Continued)

                                                             Asset            Broker-
                                           Annuity        Management          Dealer
                                         Operations       Operations        Operations           Total
                                       ------------      ------------      ------------      ------------
                                                                 (In thousands)
        YEAR ENDED
        DECEMBER 31, 1999:

        Investment income              $    505,962      $      9,072      $        967      $    516,001
        Interest expense                   (354,263)           (3,085)             (389)         (357,737)
                                       ------------      ------------      ------------      ------------
        Net investment income               151,699             5,987               578           158,264
        Net realized investment
          losses                            (19,620)               --                --           (19,620)

        Variable annuity fees               296,112            10,305                --           306,417
        Net retained commissions                 --             2,012            49,027            51,039
        Asset management fees                    --            43,510                --            43,510
        Universal life insurance
          fees, net                          28,932                --                --            28,932
        Surrender charges                    17,137                --                --            17,137
        Other fees, net                       2,139             4,804              (616)            6,327
                                       ------------      ------------      ------------      ------------

        Total fee income                    344,320            60,631            48,411           453,362

        General and administrative
          expenses                          (93,921)          (23,998)          (28,378)         (146,297)

        Amortization of deferred
          acquisition costs                 (94,910)          (21,930)               --          (116,840)

        Annual commissions                  (40,760)               --                --           (40,760)

        Guaranteed minimum
          death benefits                       (386)               --                --              (386)
                                       ------------      ------------      ------------      ------------

        Pretax income before
          cumulative effect of
          accounting change            $    246,422      $     20,690      $     20,611      $    287,723
                                       ============      ============      ============      ============
        Total assets                   $ 26,649,310      $    150,966      $     74,218      $ 26,874,494
                                       ============      ============      ============      ============
        Expenditures for long-
          lived assets                 $         --      $      2,271      $      2,728      $      4,999
                                       ============      ============      ============      ============







13.     SUBSEQUENT EVENT

               The Company has declared a distribution to its Parent, effective January 1, 2002, of 100% of the outstanding capital stock of its consolidated subsidiary, Saamsun Holdings Corporation ("Saamsun"). This distribution was declared subject to the approval of the Arizona Department of Insurance. In the opinion of management, subsequent to such distribution, the Company's capital and surplus will remain more than sufficient in relation to its outstanding liabilities and more than adequate relative to its financial needs, and will exceed its risk-based capital requirements by a considerable margin.

               Saamsun is comprised of the Company's asset management and broker-dealer segments. If approved, such distribution would have a material effect upon the Company's shareholders equity, reducing it by approximately $550 million in 2002. Partnerships would be reduced by approximately $440 million. Pretax income in future periods would be reduced by the earnings of the Company's asset management and broker-dealer operations, which, on a combined basis, total $35.5 million, $74.7 million, and $50.8 million for 2001, 2000, and 1999, respectively.

                          VARIABLE ANNUITY ACCOUNT FIVE

                                       OF

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                              FINANCIAL STATEMENTS

                                 APRIL 30, 2002

                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors of AIG SunAmerica Life Assurance Company and the Contractholders of its separate account, Variable Annuity Account Five


In our opinion, the accompanying statement of net assets, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Accounts constituting Variable Annuity Account Five, a separate account of AIG SunAmerica Life Assurance Company (formerly, Anchor National Life Insurance Company) (the "Separate Account") at April 30, 2002, and the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.




June 14, 2002

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                 APRIL 30, 2002


                                                                 Moderate         Balanced         Conservative
                                               Growth             Growth           Growth            Growth
                                              Strategy           Strategy         Strategy          Strategy
                                               Class A            Class A          Class A           Class A
                                             ------------      ------------      ------------      ------------
Assets:
    Investments in Seasons Series Trust,
       at market value                       $157,031,366      $166,340,750      $119,574,001      $ 85,371,281

Liabilities                                             0                 0                 0                 0
                                             ------------      ------------      ------------      ------------

Net Assets                                   $157,031,366      $166,340,750      $119,574,001      $ 85,371,281
                                             ============      ============      ============      ============

Accumulation units outstanding                 10,908,140        11,717,719         8,709,189         6,350,294
                                             ============      ============      ============      ============

Contracts with total expenses of 1.40%:
    Net Assets                               $153,539,374      $163,117,351      $116,468,155      $ 83,597,025
    Accumulation units outstanding             10,664,696        11,489,842         8,482,162         6,217,833
    Unit value of accumulation units         $      14.40      $      14.20      $      13.73      $      13.44

Contracts with total expenses of 1.52%:
    Net Assets                               $  3,491,992      $  3,223,399      $  3,105,846      $  1,774,256
    Accumulation units outstanding                243,444           227,877           227,027           132,461
    Unit value of accumulation units         $      14.34      $      14.15      $      13.68      $      13.39

Contracts with total expenses of 1.55%:
    Net Assets                               $         --      $         --      $         --      $         --
    Accumulation units outstanding                     --                --                --                --
    Unit value of accumulation units         $         --      $         --      $         --      $         --

Contracts with total expenses of 1.65%:
    Net Assets                               $         --      $         --      $         --      $         --
    Accumulation units outstanding                     --                --                --                --
    Unit value of accumulation units         $         --      $         --      $         --      $         --

Contracts with total expenses of 1.70%:
    Net Assets                               $         --      $         --      $         --      $         --
    Accumulation units outstanding                     --                --                --                --
    Unit value of accumulation units         $         --      $         --      $         --      $         --

Contracts with total expenses of 1.95%:
    Net Assets                               $         --      $         --      $         --      $         --
    Accumulation units outstanding                     --                --                --                --
    Unit value of accumulation units         $         --      $         --      $         --      $         --

                                              Large Cap         Large Cap         Large Cap
                                               Growth           Composite           Value
                                              Portfolio          Portfolio        Portfolio
                                               Class A            Class A          Class A
                                             ------------      ------------      ------------
Assets:
    Investments in Seasons Series Trust,
       at market value                       $ 19,546,687      $  6,145,402      $ 17,218,760

Liabilities                                             0                 0                 0
                                             ------------      ------------      ------------

Net Assets                                   $ 19,546,687      $  6,145,402      $ 17,218,760
                                             ============      ============      ============

Accumulation units outstanding                  2,480,659           694,260         1,523,447
                                             ============      ============      ============

Contracts with total expenses of 1.40%:
    Net Assets                               $ 17,959,853      $  5,952,621      $ 16,562,863
    Accumulation units outstanding              2,259,645           670,641         1,462,924
    Unit value of accumulation units         $       7.95      $       8.88      $      11.32

Contracts with total expenses of 1.52%:
    Net Assets                               $  1,586,834      $    192,781      $    655,897
    Accumulation units outstanding                221,014            23,619            60,523
    Unit value of accumulation units         $       7.18      $       8.16      $      10.84

Contracts with total expenses of 1.55%:
    Net Assets                               $         --      $         --      $         --
    Accumulation units outstanding                     --                --                --
    Unit value of accumulation units         $         --      $         --      $         --

Contracts with total expenses of 1.65%:
    Net Assets                               $         --      $         --      $         --
    Accumulation units outstanding                     --                --                --
    Unit value of accumulation units         $         --      $         --      $         --

Contracts with total expenses of 1.70%:
    Net Assets                               $         --      $         --      $         --
    Accumulation units outstanding                     --                --                --
    Unit value of accumulation units         $         --      $         --      $         --

Contracts with total expenses of 1.95%:
    Net Assets                               $         --      $         --      $         --
    Accumulation units outstanding                     --                --                --
    Unit value of accumulation units         $         --      $         --      $         --

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                 APRIL 30, 2002
                                   (Continued)

                                               Mid Cap         Mid Cap                      International
                                               Growth           Value         Small Cap        Equity
                                              Portfolio       Portfolio       Portfolio       Portfolio
                                               Class A         Class A         Class A         Class A
                                             -----------     -----------     -----------     -----------
Assets:
    Investments in Seasons Series Trust,
       at market value                       $17,888,985     $17,237,519     $14,095,807     $ 9,048,213

Liabilities                                            0               0               0               0
                                             -----------     -----------     -----------     -----------

Net Assets                                   $17,888,985     $17,237,519     $14,095,807     $ 9,048,213
                                             ===========     ===========     ===========     ===========

Accumulation units outstanding                 1,472,485       1,101,922       1,348,181       1,166,987
                                             ===========     ===========     ===========     ===========

Contracts with total expenses of 1.40%:
    Net Assets                               $16,824,207     $15,974,119     $13,366,369     $ 8,629,994
    Accumulation units outstanding             1,377,519       1,019,912       1,275,746       1,109,280
    Unit value of accumulation units         $     12.21     $     15.66     $     10.48     $      7.78

Contracts with total expenses of 1.52%:
    Net Assets                               $ 1,064,778     $ 1,263,400     $   729,438     $   418,219
    Accumulation units outstanding                94,966          82,010          72,435          57,707
    Unit value of accumulation units         $     11.21     $     15.41     $     10.07     $      7.25

Contracts with total expenses of 1.55%:
    Net Assets                               $        --     $        --     $        --     $        --
    Accumulation units outstanding                    --              --              --              --
    Unit value of accumulation units         $        --     $        --     $        --     $        --

Contracts with total expenses of 1.65%:
    Net Assets                               $        --     $        --     $        --     $        --
    Accumulation units outstanding                    --              --              --              --
    Unit value of accumulation units         $        --     $        --     $        --     $        --

Contracts with total expenses of 1.70%:
    Net Assets                               $        --     $        --     $        --     $        --
    Accumulation units outstanding                    --              --              --              --
    Unit value of accumulation units         $        --     $        --     $        --     $        --

Contracts with total expenses of 1.95%:
    Net Assets                               $        --     $        --     $        --     $        --
    Accumulation units outstanding                    --              --              --              --
    Unit value of accumulation units         $        --     $        --     $        --     $        --

                                              Diversified        Cash           Focus
                                             Fixed Income      Management       Growth
                                               Portfolio       Portfolio       Portfolio
                                                Class A         Class A         Class A
                                              -----------     -----------     -----------
Assets:
    Investments in Seasons Series Trust,
       at market value                        $15,426,164     $ 5,766,910     $ 7,699,685

Liabilities                                             0               0               0
                                              -----------     -----------     -----------

Net Assets                                    $15,426,164     $ 5,766,910     $ 7,699,685
                                              ===========     ===========     ===========

Accumulation units outstanding                  1,411,919         531,352       1,173,483
                                              ===========     ===========     ===========

Contracts with total expenses of 1.40%:
    Net Assets                                $14,636,540     $ 5,295,448     $ 7,262,761
    Accumulation units outstanding              1,338,549         487,732       1,102,957
    Unit value of accumulation units          $     10.93     $     10.86     $      6.58

Contracts with total expenses of 1.52%:
    Net Assets                                $   789,624     $   471,462     $   436,924
    Accumulation units outstanding                 73,370          43,620          70,526
    Unit value of accumulation units          $     10.76     $     10.81     $      6.20

Contracts with total expenses of 1.55%:
    Net Assets                                $        --     $        --     $        --
    Accumulation units outstanding                     --              --              --
    Unit value of accumulation units          $        --     $        --     $        --

Contracts with total expenses of 1.65%:
    Net Assets                                $        --     $        --     $        --
    Accumulation units outstanding                     --              --              --
    Unit value of accumulation units          $        --     $        --     $        --

Contracts with total expenses of 1.70%:
    Net Assets                                $        --     $        --     $        --
    Accumulation units outstanding                     --              --              --
    Unit value of accumulation units          $        --     $        --     $        --

Contracts with total expenses of 1.95%:
    Net Assets                                $        --     $        --     $        --
    Accumulation units outstanding                     --              --              --
    Unit value of accumulation units          $        --     $        --     $        --

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                 APRIL 30, 2002
                                   (Continued)

                                                                Moderate        Balanced        Conservative
                                                Growth           Growth          Growth           Growth
                                               Strategy         Strategy        Strategy         Strategy
                                               Class B           Class B         Class B          Class B
                                             ------------     ------------     ------------     ------------
Assets:
    Investments in Seasons Series Trust,
       at market value                       $ 98,937,250     $154,852,713     $123,147,411     $ 81,208,456

Liabilities                                             0                0                0                0
                                             ------------     ------------     ------------     ------------

Net Assets                                   $ 98,937,250     $154,852,713     $123,147,411     $ 81,208,456
                                             ============     ============     ============     ============

Accumulation units outstanding                  6,910,595       10,962,655        9,013,774        6,071,979
                                             ============     ============     ============     ============

Contracts with total expenses of 1.40%:
    Net Assets                               $ 23,419,068     $ 40,469,706     $ 40,897,492     $ 27,518,498
    Accumulation units outstanding              1,631,316        2,857,130        2,986,333        2,052,055
    Unit value of accumulation units         $      14.36     $      14.16     $      13.69     $      13.41

Contracts with total expenses of 1.52%:
    Net Assets                               $         --     $         --     $         --     $         --
    Accumulation units outstanding                     --               --               --               --
    Unit value of accumulation units         $         --     $         --     $         --     $         --

Contracts with total expenses of 1.55%:
    Net Assets                               $    494,402     $  1,176,487     $  1,254,768     $    302,454
    Accumulation units outstanding                 34,143           83,099           91,728           22,358
    Unit value of accumulation units         $      14.48     $      14.16     $      13.68     $      13.53

Contracts with total expenses of 1.65%:
    Net Assets                               $ 74,560,392     $111,623,031     $ 79,633,240     $ 52,649,871
    Accumulation units outstanding              5,213,111        7,910,311        5,836,193        3,942,972
    Unit value of accumulation units         $      14.30     $      14.11     $      13.64     $      13.35

Contracts with total expenses of 1.70%:
    Net Assets                               $    184,529     $    619,968     $    471,975     $    389,408
    Accumulation units outstanding                 12,752           43,901           34,554           28,828
    Unit value of accumulation units         $      14.47     $      14.12     $      13.66     $      13.51

Contracts with total expenses of 1.95%:
    Net Assets                               $    278,859     $    963,521     $    889,936     $    348,225
    Accumulation units outstanding                 19,273           68,214           64,966           25,766
    Unit value of accumulation units         $      14.47     $      14.13     $      13.70     $      13.51

                                              Large Cap        Large Cap        Large Cap
                                               Growth          Composite          Value
                                              Portfolio        Portfolio        Portfolio
                                               Class B          Class B          Class B
                                             ------------     ------------     ------------
Assets:
    Investments in Seasons Series Trust,
       at market value                       $ 37,007,912     $ 15,328,272     $ 52,651,828

Liabilities                                             0                0                0
                                             ------------     ------------     ------------

Net Assets                                   $ 37,007,912     $ 15,328,272     $ 52,651,828
                                             ============     ============     ============

Accumulation units outstanding                  4,680,882        1,735,375        4,675,294
                                             ============     ============     ============

Contracts with total expenses of 1.40%:
    Net Assets                               $  7,006,877     $  3,585,720     $ 11,331,431
    Accumulation units outstanding                883,516          404,780        1,003,046
    Unit value of accumulation units         $       7.93     $       8.86     $      11.30

Contracts with total expenses of 1.52%:
    Net Assets                               $         --     $         --     $         --
    Accumulation units outstanding                     --               --               --
    Unit value of accumulation units         $         --     $         --     $         --

Contracts with total expenses of 1.55%:
    Net Assets                               $    108,518     $     14,430     $    121,512
    Accumulation units outstanding                 13,658            1,625           11,012
    Unit value of accumulation units         $       7.95     $       8.88     $      11.03

Contracts with total expenses of 1.65%:
    Net Assets                               $ 29,704,805     $ 11,651,906     $ 40,969,860
    Accumulation units outstanding              3,760,070        1,320,387        3,640,453
    Unit value of accumulation units         $       7.90     $       8.82     $      11.25

Contracts with total expenses of 1.70%:
    Net Assets                               $    115,000     $     35,902     $    148,713
    Accumulation units outstanding                 14,466            4,044           13,481
    Unit value of accumulation units         $       7.95     $       8.88     $      11.03

Contracts with total expenses of 1.95%:
    Net Assets                               $     72,712     $     40,314     $     80,312
    Accumulation units outstanding                  9,172            4,539            7,302
    Unit value of accumulation units         $       7.93     $       8.88     $      11.00

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                 APRIL 30, 2002
                                   (Continued)

                                               Mid Cap         Mid Cap                      International
                                               Growth           Value         Small Cap        Equity
                                              Portfolio       Portfolio       Portfolio       Portfolio
                                               Class B         Class B         Class B         Class B
                                             -----------     -----------     -----------     -----------
Assets:
    Investments in Seasons Series Trust,
       at market value                       $34,553,224     $50,248,919     $31,232,150     $22,913,462

Liabilities                                            0               0               0               0
                                             -----------     -----------     -----------     -----------

Net Assets                                   $34,553,224     $50,248,919     $31,232,150     $22,913,462
                                             ===========     ===========     ===========     ===========

Accumulation units outstanding                 2,843,909       3,225,649       2,996,292       2,956,184
                                             ===========     ===========     ===========     ===========

Contracts with total expenses of 1.40%:
    Net Assets                               $ 6,866,825     $10,495,544     $ 6,063,922     $ 8,077,757
    Accumulation units outstanding               563,531         671,549         579,987       1,039,877
    Unit value of accumulation units         $     12.19     $     15.63     $     10.46     $      7.77

Contracts with total expenses of 1.52%:
    Net Assets                               $        --     $        --     $        --     $        --
    Accumulation units outstanding                    --              --              --              --
    Unit value of accumulation units         $        --     $        --     $        --     $        --

Contracts with total expenses of 1.55%:
    Net Assets                               $    77,412     $    50,046     $    60,596     $    29,983
    Accumulation units outstanding                 6,321           3,389           5,767           3,862
    Unit value of accumulation units         $     12.25     $     14.77     $     10.51     $      7.76

Contracts with total expenses of 1.65%:
    Net Assets                               $27,226,648     $39,549,025     $25,007,868     $14,740,534
    Accumulation units outstanding             2,242,813       2,540,248       2,401,029       1,904,051
    Unit value of accumulation units         $     12.14     $     15.57     $     10.42     $      7.74

Contracts with total expenses of 1.70%:
    Net Assets                               $   316,595     $    77,568     $    46,364     $    63,154
    Accumulation units outstanding                25,874           5,255           4,412           8,133
    Unit value of accumulation units         $     12.24     $     14.76     $     10.51     $      7.77

Contracts with total expenses of 1.95%:
    Net Assets                               $    65,744     $    76,736     $    53,400     $     2,034
    Accumulation units outstanding                 5,370           5,208           5,097             261
    Unit value of accumulation units         $     12.24     $     14.73     $     10.48     $      7.79

                                              Diversified        Cash           Focus
                                             Fixed Income      Management       Growth
                                              Portfolio        Portfolio      Portfolio
                                                Class B         Class B         Class B
                                              -----------     -----------     -----------
Assets:
    Investments in Seasons Series Trust,
       at market value                        $51,800,174     $31,893,473     $33,702,315

Liabilities                                             0               0               0
                                              -----------     -----------     -----------

Net Assets                                    $51,800,174     $31,893,473     $33,702,315
                                              ===========     ===========     ===========

Accumulation units outstanding                  4,759,508       2,950,078       5,145,160
                                              ===========     ===========     ===========

Contracts with total expenses of 1.40%:
    Net Assets                                $18,223,926     $13,091,219     $ 6,506,670
    Accumulation units outstanding              1,670,108       1,208,137         990,386
    Unit value of accumulation units          $     10.91     $     10.84     $      6.57

Contracts with total expenses of 1.52%:
    Net Assets                                $        --     $        --     $        --
    Accumulation units outstanding                     --              --              --
    Unit value of accumulation units          $        --     $        --     $        --

Contracts with total expenses of 1.55%:
    Net Assets                                $    68,638     $    18,752     $    79,358
    Accumulation units outstanding                  6,446           1,727          12,042
    Unit value of accumulation units          $     10.65     $     10.86     $      6.59

Contracts with total expenses of 1.65%:
    Net Assets                                $33,351,246     $18,753,792     $26,911,540
    Accumulation units outstanding              3,068,281       1,737,471       4,111,610
    Unit value of accumulation units          $     10.87     $     10.79     $      6.55

Contracts with total expenses of 1.70%:
    Net Assets                                $   142,998     $    24,774     $    98,950
    Accumulation units outstanding                 13,415           2,287          15,022
    Unit value of accumulation units          $     10.66     $     10.83     $      6.59

Contracts with total expenses of 1.95%:
    Net Assets                                $    13,366     $     4,936     $   105,797
    Accumulation units outstanding                  1,258             456          16,100
    Unit value of accumulation units          $     10.62     $     10.83     $      6.57

                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                 APRIL 30, 2002
                                   (Continued)

                                            Focus Growth       Focus           Focus
                                             and Income        Value           TechNet
                                              Portfolio      Portfolio        Portfolio
                                               Class B         Class B         Class B             Total
                                             -----------     -----------     -----------      ---------------
Assets:
    Investments in Seasons Series Trust,
       at market value                       $13,818,473     $13,591,403     $ 5,099,065      $ 1,510,378,030

Liabilities                                            0               0               0                    0
                                             -----------     -----------     -----------      ---------------

Net Assets                                   $13,818,473     $13,591,403     $ 5,099,065      $ 1,510,378,030
                                             ===========     ===========     ===========      ===============

Accumulation units outstanding                 1,679,285       1,266,808       1,430,649
                                             ===========     ===========     ===========

Contracts with total expenses of 1.40%:
    Net Assets                               $ 2,986,103     $ 2,420,046     $   993,313
    Accumulation units outstanding               349,802         225,323         301,064
    Unit value of accumulation units         $      8.54     $     10.74     $      3.30

Contracts with total expenses of 1.52%:
    Net Assets                               $        --     $        --     $        --
    Accumulation units outstanding                    --              --              --
    Unit value of accumulation units         $        --     $        --     $        --

Contracts with total expenses of 1.55%:
    Net Assets                               $    33,840     $    20,478     $    60,430
    Accumulation units outstanding                 3,960           1,916          18,283
    Unit value of accumulation units         $      8.55     $     10.69     $      3.31

Contracts with total expenses of 1.65%:
    Net Assets                               $10,614,086     $10,910,152     $ 3,983,970
    Accumulation units outstanding             1,303,889       1,017,059       1,092,695
    Unit value of accumulation units         $      8.14     $     10.73     $      3.65

Contracts with total expenses of 1.70%:
    Net Assets                               $    98,284     $    73,625     $    16,861
    Accumulation units outstanding                11,516           6,825           5,105
    Unit value of accumulation units         $      8.53     $     10.79     $      3.30

Contracts with total expenses of 1.95%:
    Net Assets                               $    86,160     $   167,102     $    44,491
    Accumulation units outstanding                10,118          15,685          13,502
    Unit value of accumulation units         $      8.52     $     10.65     $      3.30

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                 APRIL 30, 2002

                                                                                   Market Value     Market
Portfolio Investments                                                  Shares       Per Share        Value              Cost
                                                                      ---------    ------------ --------------     --------------
SEASONS SERIES TRUST:
     Growth Strategy Class A:
        Multi-Managed Growth Portfolio Class A                        7,730,903       10.17     $   78,642,260     $  118,197,238
        Asset Allocation: Diversified Growth Portfolio Class A        3,837,067       10.39         39,847,602         48,082,170
        Stock Portfolio Class A                                       2,849,923       13.52         38,541,504         45,641,857
                                                                                                --------------     --------------
                                                                                                   157,031,366        211,921,265
                                                                                                --------------     --------------
     Moderate Growth Strategy Class A:
        Multi-Managed Moderate Growth Portfolio Class A               8,578,357       10.75         92,191,539        120,741,856
        Asset Allocation: Diversified Growth Portfolio Class A        4,025,236       10.39         41,801,734         49,617,271
        Stock Portfolio Class A                                       2,391,910       13.52         32,347,477         37,114,409
                                                                                                --------------     --------------
                                                                                                   166,340,750        207,473,536
                                                                                                --------------     --------------
     Balanced Growth Strategy Class A:
        Multi-Managed Income/Equity Portfolio Class A                 6,068,792       11.00         66,760,951         75,590,748
        Asset Allocation: Diversified Growth Portfolio Class A        2,866,827       10.39         29,771,756         34,210,785
        Stock Portfolio Class A                                       1,703,772       13.52         23,041,294         25,663,963
                                                                                                --------------     --------------
                                                                                                   119,574,001        135,465,496
                                                                                                --------------     --------------
     Conservative Growth Strategy Class A:
        Multi-Managed Income Portfolio Class A                        4,637,641       11.25         52,169,147         54,106,686
        Asset Allocation: Diversified Growth Portfolio Class A        2,022,740       10.39         21,005,981         23,569,928
        Stock Portfolio Class A                                         901,836       13.52         12,196,153         13,374,130
                                                                                                --------------     --------------
                                                                                                    85,371,281         91,050,744
                                                                                                --------------     --------------

     Large Cap Growth Portfolio Class A                               2,650,141        7.38         19,546,687         31,652,680
     Large Cap Composite Portfolio Class A                              707,651        8.68          6,145,402          7,841,118
     Large Cap Value Portfolio Class A                                1,705,259       10.10         17,218,760         18,310,859
     Mid Cap Growth Portfolio Class A                                 1,843,774        9.70         17,888,985         24,857,181
     Mid Cap Value Portfolio Class A                                  1,282,788       13.44         17,237,519         15,331,138
     Small Cap Portfolio Class A                                      1,703,727        8.27         14,095,807         18,504,179
     International Equity Portfolio Class A                           1,227,730        7.37          9,048,213         13,400,251
     Diversified Fixed Income Portfolio Class A                       1,553,295        9.93         15,426,164         15,299,205
     Cash Management Portfolio Class A                                  528,814       10.91          5,766,910          5,728,418
     Focus Growth Portfolio Class A                                   1,121,847        6.86          7,699,685          9,301,312

     Growth Strategy Class B:
        Multi-Managed Growth Portfolio Class B                        4,873,765       10.17         49,550,218         58,576,821
        Asset Allocation: Diversified Growth Portfolio Class B        2,417,089       10.38         25,091,414         27,033,926
        Stock Portfolio Class B                                       1,800,339       13.50         24,295,618         26,946,103
                                                                                                --------------     --------------
                                                                                                    98,937,250        112,556,850
                                                                                                --------------     --------------
     Moderate Growth Strategy Class B:
        Multi-Managed Moderate Growth Portfolio Class B               7,986,916       10.74         85,797,734         95,503,076
        Asset Allocation: Diversified Growth Portfolio Class B        3,747,721       10.38         38,904,486         41,437,100
        Stock Portfolio Class A                                       2,234,194       13.50         30,150,493         32,959,189
                                                                                                --------------     --------------
                                                                                                   154,852,713        169,899,365
                                                                                                --------------     --------------
     Balanced Growth Strategy Class B:
        Multi-Managed Income/Equity Portfolio Class B                 6,250,023       10.99         68,707,087         73,129,875
        Asset Allocation: Diversified Growth Portfolio Class B        2,954,208       10.38         30,667,158         32,286,642
        Stock Portfolio Class B                                       1,761,625       13.50         23,773,166         25,639,667
                                                                                                --------------     --------------
                                                                                                   123,147,411        131,056,184
                                                                                                --------------     --------------
     Conservative Growth Strategy Class B:
        Multi-Managed Income Portfolio Class B                        4,410,783       11.24         49,584,793         51,073,967
        Asset Allocation: Diversified Growth Portfolio Class B        1,926,342       10.38         19,997,045         20,913,433
        Stock Portfolio Class B                                         861,549       13.50         11,626,618         12,435,562
                                                                                                --------------     --------------
                                                                                                    81,208,456         84,422,962
                                                                                                --------------     --------------

     Large Cap Growth Portfolio Class B                               5,028,177        7.36         37,007,912         43,840,165
     Large Cap Composite Portfolio Class B                            1,768,365        8.67         15,328,272         16,643,128
     Large Cap Value Portfolio Class B                                5,217,911       10.09         52,651,828         56,045,070
     Mid Cap Growth Portfolio Class B                                 3,569,992        9.68         34,553,224         36,647,796
     Mid Cap Value Portfolio Class B                                  3,742,074       13.43         50,248,919         47,394,426
     Small Cap Portfolio Class B                                      3,783,590        8.25         31,232,150         31,771,759
     International Equity Portfolio Class B                           3,113,049        7.36         22,913,462         24,213,589
     Diversified Fixed Income Portfolio Class B                       5,219,349        9.92         51,800,174         51,826,236
     Cash Management Portfolio Class B                                2,926,398       10.90         31,893,473         31,795,767
     Focus Growth Portfolio Class B                                   4,921,798        6.85         33,702,315         36,588,744
     Focus Growth & Income Portfolio Class B                          1,661,895        8.31         13,818,473         13,819,199
     Focus Value Portfolio Class B                                    1,218,444       11.15         13,591,403         13,811,927
     Focus TechNet Portfolio Class B                                  1,368,359        3.73          5,099,065          6,754,826
                                                                                                --------------     --------------
                                                                                                $1,510,378,030     $1,715,225,375
                                                                                                ==============     ==============

                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2002

                                                                                  Moderate          Balanced         Conservative
                                                                 Growth            Growth            Growth            Growth
                                                                Strategy          Strategy          Strategy          Strategy
                                                                 Class A           Class A           Class A           Class A
                                                               ------------      ------------      ------------      ------------
Investment income:
     Dividends and capital gains distributions                 $  7,676,496      $  6,973,879      $  5,799,035      $  3,507,849
                                                               ------------      ------------      ------------      ------------
         Total investment income                                  7,676,496         6,973,879         5,799,035         3,507,849
                                                               ------------      ------------      ------------      ------------

Expenses:
     Mortality and expense risk charge                           (2,293,401)       (2,313,466)       (1,635,598)       (1,114,157)
     Distribution expense charge                                   (274,630)         (277,117)         (195,700)         (133,423)
                                                               ------------      ------------      ------------      ------------
         Total expenses                                          (2,568,031)       (2,590,583)       (1,831,298)       (1,247,580)
                                                               ------------      ------------      ------------      ------------

Net investment income (loss)                                      5,108,465         4,383,296         3,967,737         2,260,269
                                                               ------------      ------------      ------------      ------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                   42,000,354        34,915,506        28,095,266        19,156,895
     Cost of shares sold                                        (51,826,499)      (40,923,742)      (30,865,342)      (20,062,415)
                                                               ------------      ------------      ------------      ------------

Net realized gains (losses) from
    securities transactions                                      (9,826,145)       (6,008,236)       (2,770,076)         (905,520)
                                                               ------------      ------------      ------------      ------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                        (27,005,194)      (16,221,800)       (2,912,061)          100,264
     End of period                                              (54,889,907)      (41,132,782)      (15,891,486)       (5,679,468)
                                                               ------------      ------------      ------------      ------------

Change in net unrealized appreciation
    (depreciation) of investments                               (27,884,713)      (24,910,982)      (12,979,425)       (5,779,732)
                                                               ------------      ------------      ------------      ------------

Increase (decrease) in net assets from operations              $(32,602,393)     $(26,535,922)     $(11,781,764)     $ (4,424,983)
                                                               ============      ============      ============      ============

                                                                Large Cap         Large Cap         Large Cap
                                                                 Growth           Composite          Value
                                                                Portfolio         Portfolio         Portfolio
                                                                 Class A           Class A           Class A
                                                               ------------      ------------      ------------
Investment income:
     Dividends and capital gains distributions                 $          0      $      5,793      $    524,267
                                                               ------------      ------------      ------------
         Total investment income                                          0             5,793           524,267
                                                               ------------      ------------      ------------

Expenses:
     Mortality and expense risk charge                             (305,136)          (85,956)         (209,256)
     Distribution expense charge                                    (36,352)          (10,280)          (25,026)
                                                               ------------      ------------      ------------
         Total expenses                                            (341,488)          (96,236)         (234,282)
                                                               ------------      ------------      ------------

Net investment income (loss)                                       (341,488)          (90,443)          289,985
                                                               ------------      ------------      ------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                    6,444,492         2,539,461         2,967,091
     Cost of shares sold                                         (9,748,675)       (3,215,525)       (3,116,486)
                                                               ------------      ------------      ------------

Net realized gains (losses) from
    securities transactions                                      (3,304,183)         (676,064)         (149,395)
                                                               ------------      ------------      ------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                         (9,630,227)       (1,269,170)          646,377
     End of period                                              (12,105,993)       (1,695,716)       (1,092,099)
                                                               ------------      ------------      ------------

Change in net unrealized appreciation
    (depreciation) of investments                                (2,475,766)         (426,546)       (1,738,476)
                                                               ------------      ------------      ------------

Increase (decrease) in net assets from operations              $ (6,121,437)     $ (1,193,053)     $ (1,597,886)
                                                               ============      ============      ============

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2002
                                   (Continued)

                                                                 Mid Cap           Mid Cap                          International
                                                                  Growth            Value           Small Cap          Equity
                                                                Portfolio         Portfolio         Portfolio         Portfolio
                                                                 Class A           Class A           Class A           Class A
                                                               ------------      ------------      ------------      ------------
Investment income:
     Dividends and capital gains distributions                 $          0      $    837,715      $          0      $     61,567
                                                               ------------      ------------      ------------      ------------
         Total investment income                                          0           837,715                 0            61,567
                                                               ------------      ------------      ------------      ------------

Expenses:
     Mortality and expense risk charge                             (241,141)         (179,369)         (172,062)         (124,163)
     Distribution expense charge                                    (28,763)          (21,332)          (20,542)          (14,835)
                                                               ------------      ------------      ------------      ------------
         Total expenses                                            (269,904)         (200,701)         (192,604)         (138,998)
                                                               ------------      ------------      ------------      ------------

Net investment income (loss)                                       (269,904)          637,014          (192,604)          (77,431)
                                                               ------------      ------------      ------------      ------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                    4,272,410         4,152,380         2,908,998         2,037,864
     Cost of shares sold                                         (6,223,814)       (3,809,298)       (4,133,088)       (3,062,429)
                                                               ------------      ------------      ------------      ------------

Net realized gains (losses) from
    securities transactions                                      (1,951,404)          343,082        (1,224,090)       (1,024,565)
                                                               ------------      ------------      ------------      ------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                         (6,633,576)        1,422,989        (4,765,938)       (3,049,420)
     End of period                                               (6,968,196)        1,906,381        (4,408,372)       (4,352,038)
                                                               ------------      ------------      ------------      ------------

Change in net unrealized appreciation
    (depreciation) of investments                                  (334,620)          483,392           357,566        (1,302,618)
                                                               ------------      ------------      ------------      ------------

Increase (decrease) in net assets from operations              $ (2,555,928)     $  1,463,488      $ (1,059,128)     $ (2,404,614)
                                                               ============      ============      ============      ============

                                                               Diversified          Cash             Focus
                                                               Fixed Income       Management         Growth
                                                                Portfolio         Portfolio        Portfolio
                                                                 Class A           Class A           Class A
                                                               ------------      ------------      ------------
Investment income:
     Dividends and capital gains distributions                 $    433,577      $     44,972      $          0
                                                               ------------      ------------      ------------
         Total investment income                                    433,577            44,972                 0
                                                               ------------      ------------      ------------

Expenses:
     Mortality and expense risk charge                             (179,314)          (87,565)         (105,019)
     Distribution expense charge                                    (21,415)          (10,437)          (12,535)
                                                               ------------      ------------      ------------
         Total expenses                                            (200,729)          (98,002)         (117,554)
                                                               ------------      ------------      ------------

Net investment income (loss)                                        232,848           (53,030)         (117,554)
                                                               ------------      ------------      ------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                    3,708,448        14,895,777         2,506,268
     Cost of shares sold                                         (3,673,578)      (14,735,407)       (3,021,454)
                                                               ------------      ------------      ------------

Net realized gains (losses) from
    securities transactions                                          34,870           160,370          (515,186)
                                                               ------------      ------------      ------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                            (47,198)          100,524          (864,717)
     End of period                                                  126,959            38,492        (1,601,627)
                                                               ------------      ------------      ------------

Change in net unrealized appreciation
    (depreciation) of investments                                   174,157           (62,032)         (736,910)
                                                               ------------      ------------      ------------

Increase (decrease) in net assets from operations              $    441,875      $     45,308      $ (1,369,650)
                                                               ============      ============      ============

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2002
                                   (Continued)


                                                                               Moderate            Balanced         Conservative
                                                           Growth               Growth              Growth             Growth
                                                          Strategy             Strategy            Strategy           Strategy
                                                           Class B              Class B             Class B            Class B
                                                        -------------        -------------        ------------       ------------
Investment income:
    Dividends and capital gains distributions           $   3,369,145        $   4,350,326        $  3,661,087       $  2,136,350
                                                        -------------        -------------        ------------       ------------
        Total investment income                             3,369,145            4,350,326           3,661,087          2,136,350
                                                        -------------        -------------        ------------       ------------

Expenses:
    Mortality and expense risk charge                      (1,026,023)          (1,403,135)         (1,011,624)          (665,933)
    Distribution expense charge                              (106,636)            (146,567)           (106,588)           (70,194)
                                                        -------------        -------------        ------------       ------------
        Total expenses                                     (1,132,659)          (1,549,702)         (1,118,212)          (736,127)
                                                        -------------        -------------        ------------       ------------

Net investment income (loss)                                2,236,486            2,800,624           2,542,875          1,400,223
                                                        -------------        -------------        ------------       ------------

Net realized gains (losses) from securities
  transactions:
    Proceeds from shares sold                               8,611,672            6,781,036           7,042,294          7,592,657
    Cost of shares sold                                    (9,456,944)          (7,239,361)         (7,336,029)        (7,883,021)
                                                        -------------        -------------        ------------       ------------

Net realized gains (losses) from
    securities transactions                                  (845,272)            (458,325)           (293,735)          (290,364)
                                                        -------------        -------------        ------------       ------------

Net unrealized appreciation (depreciation)
  of investments:
    Beginning of period                                      (795,385)            (680,088)             33,997             81,451
    End of period                                         (13,619,611)         (15,046,645)         (7,908,772)        (3,214,503)
                                                        -------------        -------------        ------------       ------------

Change in net unrealized appreciation
    (depreciation) of investments                         (12,824,226)         (14,366,557)         (7,942,769)        (3,295,954)
                                                        -------------        -------------        ------------       ------------

Increase (decrease) in net assets from operations       $ (11,433,012)       $ (12,024,258)       $ (5,693,629)      $ (2,186,095)
                                                        =============        =============        ============       ============


                                                                        Large Cap           Large Cap         Large Cap
                                                                         Growth             Composite          Value
                                                                       Portfolio            Portfolio         Portfolio
                                                                        Class B              Class B           Class B
                                                                    --------------         ------------      ------------
Investment income:
    Dividends and capital gains distributions                       $            0         $      6,240      $  1,162,732
                                                                    --------------         ------------      ------------
        Total investment income                                                  0                6,240         1,162,732
                                                                    --------------         ------------      ------------

Expenses:
    Mortality and expense risk charge                                     (411,836)            (145,570)         (492,120)
    Distribution expense charge                                            (42,406)             (15,027)          (50,798)
                                                                    --------------         ------------      ------------
        Total expenses                                                    (454,242)            (160,597)         (542,918)
                                                                    --------------         ------------      ------------

Net investment income (loss)                                              (454,242)            (154,357)          619,814
                                                                    --------------         ------------      ------------

Net realized gains (losses) from securities transactions:
    Proceeds from shares sold                                            2,595,927            2,223,701         3,186,261
    Cost of shares sold                                                 (2,832,640)          (2,392,587)       (3,327,569)
                                                                    --------------         ------------      ------------

Net realized gains (losses) from
    securities transactions                                               (236,713)            (168,886)         (141,308)
                                                                    --------------         ------------      ------------

Net unrealized appreciation (depreciation) of investments:
    Beginning of period                                                   (828,104)             (87,411)          239,100
    End of period                                                       (6,832,253)          (1,314,856)       (3,393,242)
                                                                    --------------         ------------      ------------

Change in net unrealized appreciation
    (depreciation) of investments                                       (6,004,149)          (1,227,445)       (3,632,342)
                                                                    --------------         ------------      ------------

Increase (decrease) in net assets from operations                   $   (6,695,104)        $ (1,550,688)     $ (3,153,836)
                                                                    ==============         ============      ============


                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2002
                                   (Continued)


                                                              Mid Cap             Mid Cap                            International
                                                              Growth               Value            Small Cap            Equity
                                                             Portfolio           Portfolio          Portfolio          Portfolio
                                                              Class B             Class B            Class B            Class B
                                                           ------------         -----------         ----------       ------------
Investment income:
    Dividends and capital gains distributions              $          0         $ 1,757,283         $        0       $     94,433
                                                           ------------         -----------         ----------       ------------
        Total investment income                                       0           1,757,283                  0             94,433
                                                           ------------         -----------         ----------       ------------

Expenses:
    Mortality and expense risk charge                          (328,236)           (403,341)          (261,989)          (192,963)
    Distribution expense charge                                 (33,875)            (41,697)           (27,118)           (20,189)
                                                           ------------         -----------         ----------       ------------
        Total expenses                                         (362,111)           (445,038)          (289,107)          (213,152)
                                                           ------------         -----------         ----------       ------------

Net investment income (loss)                                   (362,111)          1,312,245           (289,107)          (118,719)
                                                           ------------         -----------         ----------       ------------

Net realized gains (losses) from securities
  transactions:
    Proceeds from shares sold                                 4,523,184           2,907,273         12,585,018         97,741,907
    Cost of shares sold                                      (4,934,392)         (2,938,261)       (12,895,989)       (97,912,374)
                                                           ------------         -----------         ----------       ------------

Net realized gains (losses) from
    securities transactions                                    (411,208)            (30,988)          (310,971)          (170,467)
                                                           ------------         -----------         ----------       ------------

Net unrealized appreciation (depreciation)
  of investments:
    Beginning of period                                        (725,475)            326,220           (296,631)          (122,117)
    End of period                                            (2,094,572)          2,854,493           (539,609)        (1,300,127)
                                                           ------------         -----------         ----------       ------------

Change in net unrealized appreciation
    (depreciation) of investments                            (1,369,097)          2,528,273           (242,978)        (1,178,010)
                                                           ------------         -----------         ----------       ------------

Increase (decrease) in net assets from operations          $ (2,142,416)        $ 3,809,530         $ (843,056)      $ (1,467,196)
                                                           ============         ===========         ==========       ============


                                                              Diversified            Cash                   Focus
                                                             Fixed Income          Management               Growth
                                                               Portfolio           Portfolio               Portfolio
                                                                Class B             Class B                 Class B
                                                             -----------         -------------            ------------
Investment income:
    Dividends and capital gains distributions                $ 1,016,422         $     190,028            $          0
                                                             -----------         -------------            ------------
        Total investment income                                1,016,422               190,028                       0
                                                             -----------         -------------            ------------

Expenses:
    Mortality and expense risk charge                           (423,751)             (420,090)               (381,994)
    Distribution expense charge                                  (44,467)              (44,853)                (39,440)
                                                             -----------         -------------            ------------
        Total expenses                                          (468,218)             (464,943)               (421,434)
                                                             -----------         -------------            ------------

Net investment income (loss)                                     548,204              (274,915)               (421,434)
                                                             -----------         -------------            ------------

Net realized gains (losses) from securities
  transactions:
    Proceeds from shares sold                                 20,712,570           144,787,418               5,032,929
    Cost of shares sold                                      (20,757,249)         (144,477,034)             (5,495,035)
                                                             -----------         -------------            ------------

Net realized gains (losses) from
    securities transactions                                      (44,679)              310,384                (462,106)
                                                             -----------         -------------            ------------

Net unrealized appreciation (depreciation)
  of investments:
    Beginning of period                                          (81,203)               74,269                  61,520
    End of period                                                (26,062)               97,706              (2,886,429)
                                                             -----------         -------------            ------------

Change in net unrealized appreciation
    (depreciation) of investments                                 55,141                23,437              (2,947,949)
                                                             -----------         -------------            ------------

Increase (decrease) in net assets from operations            $   558,666         $      58,906            $ (3,831,489)
                                                             ===========         =============            ============


                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2002
                                   (Continued)


                                                             Focus Growth          Focus              Focus
                                                               and Income          Value             TechNet
                                                               Portfolio          Portfolio          Portfolio
                                                                Class B           Class B*            Class B           Total
                                                              ----------         ----------        ------------     --------------
Investment income:
    Dividends and capital gains distributions                 $    3,208         $   11,150        $          0     $   43,623,554
                                                              ----------         ----------        ------------     --------------
        Total investment income                                    3,208             11,150                   0         43,623,554
                                                              ----------         ----------        ------------     --------------

Expenses:
    Mortality and expense risk charge                            (93,026)           (35,404)            (80,234)       (16,822,872)
    Distribution expense charge                                   (9,611)            (3,638)             (8,321)        (1,893,812)
                                                              ----------         ----------        ------------     --------------
        Total expenses                                          (102,637)           (39,042)            (88,555)       (18,716,684)
                                                              ----------         ----------        ------------     --------------

Net investment income (loss)                                     (99,429)           (27,892)            (88,555)        24,906,870
                                                              ----------         ----------        ------------     --------------

Net realized gains (losses) from securities
  transactions:
    Proceeds from shares sold                                  1,143,581            313,610           8,074,129        506,456,377
    Cost of shares sold                                       (1,188,470)          (311,693)        (10,114,168)      (539,910,568)
                                                              ----------         ----------        ------------     --------------

Net realized gains (losses) from
    securities transactions                                      (44,889)             1,917          (2,040,039)       (33,454,191)
                                                              ----------         ----------        ------------     --------------

Net unrealized appreciation (depreciation)
  of investments:
    Beginning of period                                          (13,973)                 0              91,082        (72,851,895)
    End of period                                                   (726)          (220,524)         (1,655,761)      (204,847,345)
                                                              ----------         ----------        ------------     --------------

Change in net unrealized appreciation
    (depreciation) of investments                                 13,247           (220,524)         (1,746,843)      (131,995,450)
                                                              ----------         ----------        ------------     --------------

Increase (decrease) in net assets from operations             $ (131,071)        $ (246,499)       $ (3,875,437)    $ (140,542,771)
                                                              ==========         ==========        ============     ==============


*    For the period from October 1, 2001 (inception) to April 30, 2002.


                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2002


                                                                               Moderate            Balanced          Conservative
                                                            Growth              Growth              Growth              Growth
                                                           Strategy            Strategy            Strategy            Strategy
                                                            Class A             Class A             Class A             Class A
                                                          -------------       -------------       -------------       ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                          $   5,108,465       $   4,383,296       $   3,967,737       $  2,260,269
    Net realized gains (losses) from securities
      transactions                                           (9,826,145)         (6,008,236)         (2,770,076)          (905,520)
    Change in net unrealized appreciation
      (depreciation) of investments                         (27,884,713)        (24,910,982)        (12,979,425)        (5,779,732)
                                                          -------------       -------------       -------------       ------------
    Increase (decrease) in net assets from
      operations                                            (32,602,393)        (26,535,922)        (11,781,764)        (4,424,983)
                                                          -------------       -------------       -------------       ------------

From capital transactions
      Net proceeds from units sold                            1,775,980           1,815,721             973,479            415,658
      Cost of units redeemed                                (19,297,690)        (14,353,258)        (12,355,008)        (8,967,118)
      Net transfers                                          (5,683,389)            414,097           2,460,391          6,820,162
      Contract maintenance charge                               (93,035)            (75,111)            (47,998)           (28,504)
                                                          -------------       -------------       -------------       ------------
    Increase (decrease) in net assets from
      capital transactions                                  (23,298,134)        (12,198,551)         (8,969,136)        (1,759,802)
                                                          -------------       -------------       -------------       ------------

Increase (decrease) in net assets                           (55,900,527)        (38,734,473)        (20,750,900)        (6,184,785)
Net assets at beginning of period                           212,931,893         205,075,223         140,324,901         91,556,066
                                                          -------------       -------------       -------------       ------------
Net assets at end of period                               $ 157,031,366       $ 166,340,750       $ 119,574,001       $ 85,371,281
                                                          =============       =============       =============       ============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
    Units sold                                                  109,225             119,497              65,945             29,379
    Units redeemed                                           (1,232,866)           (966,241)           (790,220)          (622,090)
    Units transferred                                          (415,589)            (18,701)            146,718            483,579
                                                          -------------       -------------       -------------       ------------
Increase (decrease) in units outstanding                     (1,539,230)           (865,445)           (577,557)          (109,132)
Beginning units                                              12,203,926          12,355,287           9,059,719          6,326,965
                                                          -------------       -------------       -------------       ------------
Ending units                                                 10,664,696          11,489,842           8,482,162          6,217,833
                                                          =============       =============       =============       ============

Contracts with total expenses of 1.52% :
    Units sold                                                    2,071                 745                 997                743
    Units redeemed                                              (31,329)             (6,194)            (83,422)           (33,015)
    Units transferred                                            (5,561)              5,242               4,344             14,906
                                                          -------------       -------------       -------------       ------------
Increase (decrease) in units outstanding                        (34,819)               (207)            (78,081)           (17,366)
Beginning units                                                 278,263             228,084             305,108            149,827
                                                          -------------       -------------       -------------       ------------
Ending units                                                    243,444             227,877             227,027            132,461
                                                          =============       =============       =============       ============

Contracts with total expenses of 1.55% :
    Units sold                                                       --                  --                  --                 --
    Units redeemed                                                   --                  --                  --                 --
    Units transferred                                                --                  --                  --                 --
                                                          -------------       -------------       -------------       ------------
Increase in units outstanding                                        --                  --                  --                 --
Beginning units                                                      --                  --                  --                 --
                                                          -------------       -------------       -------------       ------------
Ending units                                                         --                  --                  --                  -
                                                          =============       =============       =============       ============

Contracts with total expenses of 1.65% :
    Units sold                                                       --                  --                  --                 --
    Units redeemed                                                   --                  --                  --                  -
    Units transferred                                                --                  --                  --                 --
                                                          -------------       -------------       -------------       ------------
Increase in units outstanding                                        --                  --                  --                 --
Beginning units                                                      --                  --                  --                 --
                                                          -------------       -------------       -------------       ------------
Ending units                                                         --                  --                  --                 --
                                                          =============       =============       =============       ============

Contracts with total expenses of 1.70% :
    Units sold                                                       --                  --                  --                 --
    Units redeemed                                                   --                  --                  --                 --
    Units transferred                                                --                  --                  --                 --
                                                          -------------       -------------       -------------       ------------
Increase in units outstanding                                        --                  --                  --                 --
Beginning units                                                      --                  --                  --                 --
                                                          -------------       -------------       -------------       ------------
Ending units                                                         --                  --                  --                 --
                                                          =============       =============       =============       ============

Contracts with total expenses of 1.95% :
    Units sold                                                       --                  --                  --                 --
    Units redeemed                                                   --                  --                  --                 --
    Units transferred                                                --                  --                  --                 --
                                                          -------------       -------------       -------------       ------------
Increase in units outstanding                                        --                  --                  --                 --
Beginning units                                                      --                  --                  --                 --
                                                          -------------       -------------       -------------       ------------
Ending units                                                         --                  --                  --                 --
                                                          =============       =============       =============       ============


                                                                      Large Cap            Large Cap           Large Cap
                                                                        Growth            Composite               Value
                                                                      Portfolio            Portfolio           Portfolio
                                                                       Class A              Class A             Class A
                                                                    ------------          -----------        ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                                      $ (341,488)           $ (90,443)          $ 289,985
    Net realized gains (losses) from securities
      transactions                                                    (3,304,183)            (676,064)           (149,395)
    Change in net unrealized appreciation
      (depreciation) of investments                                   (2,475,766)            (426,546)         (1,738,476)
                                                                    ------------          -----------        ------------
    Increase (decrease) in net assets from operations                 (6,121,437)          (1,193,053)         (1,597,886)
                                                                    ------------          -----------        ------------

From capital transactions
      Net proceeds from units sold                                       228,403               10,284             144,959
      Cost of units redeemed                                          (1,669,445)            (602,236)         (1,505,164)
      Net transfers                                                   (1,974,566)             135,010           3,644,680
      Contract maintenance charge                                         (7,841)              (2,277)             (4,195)
                                                                    ------------          -----------        ------------
    Increase (decrease) in net assets from capital
      transactions                                                    (3,423,449)            (459,219)          2,280,280
                                                                    ------------          -----------        ------------

Increase (decrease) in net assets                                     (9,544,886)          (1,652,272)            682,394
Net assets at beginning of period                                     29,091,573            7,797,674          16,536,366
                                                                    ------------          -----------        ------------
Net assets at end of period                                         $ 19,546,687          $ 6,145,402        $ 17,218,760
                                                                    ============          ===========        ============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
    Units sold                                                            24,662                  997              12,017
    Units redeemed                                                      (178,238)             (58,015)           (121,866)
    Units transferred                                                   (252,141)              11,985             276,524
                                                                    ------------          -----------        ------------
Increase (decrease) in units outstanding                                (405,717)             (45,033)            166,675
Beginning units                                                        2,665,362              715,674           1,296,249
                                                                    ------------          -----------        ------------
Ending units                                                           2,259,645              670,641           1,462,924
                                                                    ============          ===========        ============

Contracts with total expenses of 1.52% :
    Units sold                                                                 0                    0                   0
    Units redeemed                                                       (14,722)              (5,030)             (7,398)
    Units transferred                                                      6,749               (6,382)             24,817
                                                                    ------------          -----------        ------------
Increase (decrease) in units outstanding                                  (7,973)             (11,412)             17,419
Beginning units                                                          228,987               35,031              43,104
                                                                    ------------          -----------        ------------
Ending units                                                             221,014               23,619              60,523
                                                                    ============          ===========        ============

Contracts with total expenses of 1.55% :
    Units sold                                                                --                   --                  --
    Units redeemed                                                            --                   --                  --
    Units transferred                                                         --                   --                  --
                                                                    ------------          -----------        ------------
Increase in units outstanding                                                 --                   --                  --
Beginning units                                                               --                   --                  --
                                                                    ------------          -----------        ------------
Ending units                                                                  --                   --                  --
                                                                    ============          ===========        ============

Contracts with total expenses of 1.65% :
    Units sold                                                                --                   --                  --
    Units redeemed                                                            --                   --                  --
    Units transferred                                                         --                   --                  --
                                                                    ------------          -----------        ------------
Increase in units outstanding                                                 --                   --                  --
Beginning units                                                               --                   --                  --
                                                                    ------------          -----------        ------------
Ending units                                                                  --                   --                  --
                                                                    ============          ===========        ============

Contracts with total expenses of 1.70% :
    Units sold                                                                --                   --                  --
    Units redeemed                                                            --                   --                  --
    Units transferred                                                         --                   --                  --
                                                                    ------------          -----------        ------------
Increase in units outstanding                                                 --                   --                  --
Beginning units                                                               --                   --                  --
                                                                    ------------          -----------        ------------
Ending units                                                                  --                   --                  --
                                                                    ============          ===========        ============

Contracts with total expenses of 1.95% :
    Units sold                                                                --                   --                  --
    Units redeemed                                                            --                   --                  --
    Units transferred                                                         --                   --                  --
                                                                    ------------          -----------        ------------
Increase in units outstanding                                                 --                   --                  --
Beginning units                                                               --                   --                  --
                                                                    ------------          -----------        ------------
Ending units                                                                  --                   --                  --
                                                                    ============          ===========        ============


                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2002
                                   (Continued)


                                                            Mid Cap              Mid Cap                              International
                                                            Growth                Value            Small Cap              Equity
                                                           Portfolio            Portfolio          Portfolio            Portfolio
                                                            Class A              Class A             Class A              Class A
                                                          -----------          ------------        ------------         -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                          $  (269,904)         $    637,014        $   (192,604)        $   (77,431)
    Net realized gains (losses) from securities
      transactions                                         (1,951,404)              343,082          (1,224,090)         (1,024,565)
    Change in net unrealized appreciation
      (depreciation) of investments                          (334,620)              483,392             357,566          (1,302,618)
                                                          -----------          ------------        ------------         -----------
    Increase (decrease) in net assets from
      operations                                           (2,555,928)            1,463,488          (1,059,128)         (2,404,614)
                                                          -----------          ------------        ------------         -----------

From capital transactions
      Net proceeds from units sold                            106,494                42,974             157,477             181,460
      Cost of units redeemed                               (1,503,196)           (2,853,647)         (1,017,096)           (802,803)
      Net transfers                                            54,697             5,640,815           1,317,822             (72,676)
      Contract maintenance charge                              (6,871)               (3,121)             (4,194)             (2,681)
                                                          -----------          ------------        ------------         -----------
    Increase (decrease) in net assets from
       capital transactions                                (1,348,876)            2,827,021             454,009            (696,700)
                                                          -----------          ------------        ------------         -----------

Increase (decrease) in net assets                          (3,904,804)            4,290,509            (605,119)         (3,101,314)
Net assets at beginning of period                          21,793,789            12,947,010          14,700,926          12,149,527
                                                          -----------          ------------        ------------         -----------
Net assets at end of period                               $17,888,985          $ 17,237,519        $ 14,095,807         $ 9,048,213
                                                          ===========          ============        ============         ===========

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
    Units sold                                                  8,080                 3,065              14,860              21,679
    Units redeemed                                           (104,762)             (143,977)            (89,994)            (93,703)
    Units transferred                                          (9,559)              363,902             111,357             (27,577)
                                                          -----------          ------------        ------------         -----------
Increase (decrease) in units outstanding                     (106,241)              222,990              36,223             (99,601)
Beginning units                                             1,483,760               796,922           1,239,523           1,208,881
                                                          -----------          ------------        ------------         -----------
Ending units                                                1,377,519             1,019,912           1,275,746           1,109,280
                                                          ===========          ============        ============         ===========

Contracts with total expenses of 1.52% :
    Units sold                                                      0                     0                   0                   0
    Units redeemed                                            (19,120)              (55,703)             (9,718)             (7,818)
    Units transferred                                          (2,013)               21,888               7,282               5,992
                                                          -----------          ------------        ------------         -----------
Increase (decrease) in units outstanding                      (21,133)              (33,815)             (2,436)             (1,826)
Beginning units                                               116,099               115,825              74,871              59,533
                                                          -----------          ------------        ------------         -----------
Ending units                                                   94,966                82,010              72,435              57,707
                                                          ===========          ============        ============         ===========

Contracts with total expenses of 1.55% :
    Units sold                                                     --                    --                  --                  --
    Units redeemed                                                 --                    --                  --                  --
    Units transferred                                              --                    --                  --                  --
                                                          -----------          ------------        ------------         -----------
Increase in units outstanding                                      --                    --                  --                  --
Beginning units                                                    --                    --                  --                  --
                                                          -----------          ------------        ------------         -----------
Ending units                                                       --                    --                  --                  --
                                                          ===========          ============        ============         ===========

Contracts with total expenses of 1.65% :
    Units sold                                                     --                    --                  --                  --
    Units redeemed                                                 --                    --                  --                  --
    Units transferred                                              --                    --                  --                  --
                                                          -----------          ------------        ------------         -----------
Increase in units outstanding                                      --                    --                  --                  --
Beginning units                                                    --                    --                  --                  --
                                                          -----------          ------------        ------------         -----------
Ending units                                                       --                    --                  --                  --
                                                          ===========          ============        ============         ===========

Contracts with total expenses of 1.70% :
    Units sold                                                     --                    --                  --                  --
    Units redeemed                                                 --                    --                  --                  --
    Units transferred                                              --                    --                  --                  --
                                                          -----------          ------------        ------------         -----------
Increase in units outstanding                                      --                    --                  --                  --
Beginning units                                                    --                    --                  --                  --
                                                          -----------          ------------        ------------         -----------
Ending units                                                       --                    --                  --                  --
                                                          ===========          ============        ============         ===========

Contracts with total expenses of 1.95% :
    Units sold                                                     --                    --                  --                  --
    Units redeemed                                                 --                    --                  --                  --
    Units transferred                                              --                    --                  --                  --
                                                          -----------          ------------        ------------         -----------
Increase in units outstanding                                      --                    --                  --                  --
Beginning units                                                    --                    --                  --                  --
                                                          -----------          ------------        ------------         -----------
Ending units                                                       --                    --                  --                  --
                                                          ===========          ============        ============         ===========


                                                                     Diversified                Cash                Focus
                                                                      Fixed Income           Management             Growth
                                                                       Portfolio              Portfolio            Portfolio
                                                                        Class A                Class A              Class A
                                                                     ------------            -----------          -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                                     $    232,848            $   (53,030)         $  (117,554)
    Net realized gains (losses) from securities
      transactions                                                         34,870                160,370             (515,186)
    Change in net unrealized appreciation
      (depreciation) of investments                                       174,157                (62,032)            (736,910)
                                                                     ------------            -----------          -----------
    Increase (decrease) in net assets from operations                     441,875                 45,308           (1,369,650)
                                                                     ------------            -----------          -----------

From capital transactions
      Net proceeds from units sold                                        145,560                438,048               47,473
      Cost of units redeemed                                           (1,106,191)            (1,843,448)            (290,682)
      Net transfers                                                     3,231,409                679,345               85,870
      Contract maintenance charge                                          (2,207)                (1,215)              (3,476)
                                                                     ------------            -----------          -----------
    Increase (decrease) in net assets from capital
       transactions                                                     2,268,571               (727,270)            (160,815)
                                                                     ------------            -----------          -----------

Increase (decrease) in net assets                                       2,710,446               (681,962)          (1,530,465)
Net assets at beginning of period                                      12,715,718              6,448,872            9,230,150
                                                                     ------------            -----------          -----------

Net assets at end of period                                          $ 15,426,164            $ 5,766,910          $ 7,699,685
                                                                     ============            ===========          ===========

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
    Units sold                                                             12,597                 40,297                6,843
    Units redeemed                                                        (80,714)              (140,066)             (41,180)
    Units transferred                                                     271,413                 24,025               (3,144)
                                                                     ------------            -----------          -----------
Increase (decrease) in units outstanding                                  203,296                (75,744)             (37,481)
Beginning units                                                         1,135,253                563,476            1,140,438
                                                                     ------------            -----------          -----------
Ending units                                                            1,338,549                487,732            1,102,957
                                                                     ============            ===========          ===========

Contracts with total expenses of 1.52% :
    Units sold                                                                927                      0                    0
    Units redeemed                                                        (21,674)               (29,983)              (2,650)
    Units transferred                                                      26,097                 38,759                2,698
                                                                     ------------            -----------          -----------
Increase (decrease) in units outstanding                                    5,350                  8,776                   48
Beginning units                                                            68,020                 34,844               70,478
                                                                     ------------            -----------          -----------
Ending units                                                               73,370                 43,620               70,526
                                                                     ============            ===========          ===========

Contracts with total expenses of 1.55% :
    Units sold                                                                 --                     --                   --
    Units redeemed                                                             --                     --                   --
    Units transferred                                                          --                     --                   --
                                                                     ------------            -----------          -----------
Increase in units outstanding                                                  --                     --                   --
Beginning units                                                                --                     --                   --
                                                                     ------------            -----------          -----------
Ending units                                                                   --                     --                   --
                                                                     ============            ===========          ===========

Contracts with total expenses of 1.65% :
    Units sold                                                                 --                     --                   --
    Units redeemed                                                             --                     --                   --
    Units transferred                                                          --                     --                   --
                                                                     ------------            -----------          -----------
Increase in units outstanding                                                  --                     --                   --
Beginning units                                                                --                     --                   --
                                                                     ------------            -----------          -----------
Ending units                                                                   --                     --                   --
                                                                     ============            ===========          ===========

Contracts with total expenses of 1.70% :
    Units sold                                                                 --                     --                   --
    Units redeemed                                                             --                     --                   --
    Units transferred                                                          --                     --                   --
                                                                     ------------            -----------          -----------
Increase in units outstanding                                                  --                     --                   --
Beginning units                                                                --                     --                   --
                                                                     ------------            -----------          -----------
Ending units                                                                   --                     --                   --
                                                                     ============            ===========          ===========

Contracts with total expenses of 1.95% :
    Units sold                                                                 --                     --                   --
    Units redeemed                                                             --                     --                   --
    Units transferred                                                          --                     --                   --
                                                                     ------------            -----------          -----------
Increase in units outstanding                                                  --                     --                   --
Beginning units                                                                --                     --                   --
                                                                     ------------            -----------          -----------
Ending units                                                                   --                     --                   --
                                                                     ============            ===========          ===========


                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2002
                                   (Continued)


                                                                              Moderate            Balanced            Conservative
                                                         Growth               Growth               Growth                Growth
                                                        Strategy             Strategy              Strategy              Strategy
                                                        Class B              Class B               Class B               Class B
                                                     ------------         -------------         -------------         ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                     $  2,236,486         $   2,800,624         $   2,542,875         $  1,400,223
    Net realized gains (losses) from securities
      transactions                                       (845,272)             (458,325)             (293,735)            (290,364)
    Change in net unrealized appreciation
      (depreciation) of investments                   (12,824,226)          (14,366,557)           (7,942,769)          (3,295,954)
                                                     ------------         -------------         -------------         ------------
    Increase (decrease) in net assets from
      operations                                      (11,433,012)          (12,024,258)           (5,693,629)          (2,186,095)
                                                     ------------         -------------         -------------         ------------

From capital transactions
      Net proceeds from units sold                     44,790,235            67,721,619            48,487,958           33,107,150
      Cost of units redeemed                           (4,692,290)           (4,088,815)           (3,679,463)          (3,619,784)
      Net transfers                                    39,149,149            67,863,696            62,736,538           40,139,058
      Contract maintenance charge                         (15,895)              (15,119)              (10,002)              (6,690)
                                                     ------------         -------------         -------------         ------------
    Increase (decrease) in net assets from
      capital transactions                             79,231,199           131,481,381           107,535,031           69,619,734
                                                     ------------         -------------         -------------         ------------

Increase (decrease) in net assets                      67,798,187           119,457,123           101,841,402           67,433,639
Net assets at beginning of period                      31,139,063            35,395,590            21,306,009           13,774,817
                                                     ------------         -------------         -------------         ------------
Net assets at end of period                          $ 98,937,250         $ 154,852,713         $ 123,147,411         $ 81,208,456
                                                     ============         =============         =============         ============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
    Units sold                                            631,107             1,075,892             1,215,417              868,089
    Units redeemed                                        (41,723)              (82,095)              (79,093)             (74,499)
    Units transferred                                     643,892             1,380,077             1,474,941            1,077,330
                                                     ------------         -------------         -------------         ------------
Increase (decrease) in units outstanding                1,233,276             2,373,874             2,611,265            1,870,920
Beginning units                                           398,040               483,256               375,068              181,135
                                                     ------------         -------------         -------------         ------------
Ending units                                            1,631,316             2,857,130             2,986,333            2,052,055
                                                     ============         =============         =============         ============

Contracts with total expenses of 1.52% :
    Units sold                                                 --                    --                    --                   --
    Units redeemed                                             --                    --                    --                   --
    Units transferred                                          --                    --                    --                   --
                                                     ------------         -------------         -------------         ------------
Increase (decrease) in units outstanding                       --                    --                    --                   --
Beginning units                                                --                    --                    --                   --
                                                     ------------         -------------         -------------         ------------
Ending units                                                   --                    --                    --                   --
                                                     ============         =============         =============         ============

Contracts with total expenses of 1.55% :
    Units sold                                             33,214                58,041                70,107               19,786
    Units redeemed                                              0                     0                     0                    0
    Units transferred                                         929                25,058                21,621                2,572
                                                     ------------         -------------         -------------         ------------
Increase in units outstanding                              34,143                83,099                91,728               22,358
Beginning units                                                 0                     0                     0                    0
                                                     ------------         -------------         -------------         ------------
Ending units                                               34,143                83,099                91,728               22,358
                                                     ============         =============         =============         ============

Contracts with total expenses of 1.65% :
    Units sold                                          2,177,389             3,293,280             2,029,606            1,483,627
    Units redeemed                                       (271,343)             (197,831)             (182,810)            (191,519)
    Units transferred                                   1,875,797             3,122,850             2,940,309            1,855,487
                                                     ------------         -------------         -------------         ------------
Increase in units outstanding                           3,781,843             6,218,299             4,787,105            3,147,595
Beginning units                                         1,431,268             1,692,012             1,049,088              795,377
                                                     ------------         -------------         -------------         ------------
Ending units                                            5,213,111             7,910,311             5,836,193            3,942,972
                                                     ============         =============         =============         ============

Contracts with total expenses of 1.70% :
    Units sold                                             11,769                40,075                34,243               24,803
    Units redeemed                                              0                     0                  (209)                   0
    Units transferred                                         983                 3,826                   520                4,025
                                                     ------------         -------------         -------------         ------------
Increase in units outstanding                              12,752                43,901                34,554               28,828
Beginning units                                                 0                     0                     0                    0
                                                     ------------         -------------         -------------         ------------
Ending units                                               12,752                43,901                34,554               28,828
                                                     ============         =============         =============         ============

Contracts with total expenses of 1.95% :
    Units sold                                             14,799                38,999                63,979               19,341
    Units redeemed                                              0                  (140)                 (450)                   0
    Units transferred                                       4,474                29,355                 1,437                6,425
                                                     ------------         -------------         -------------         ------------
Increase in units outstanding                              19,273                68,214                64,966               25,766
Beginning units                                                 0                     0                     0                    0
                                                     ------------         -------------         -------------         ------------
Ending units                                               19,273                68,214                64,966               25,766
                                                     ============         =============         =============         ============


                                                                             Large Cap             Large Cap            Large Cap
                                                                              Growth             Composite                Value
                                                                             Portfolio             Portfolio            Portfolio
                                                                              Class B               Class B              Class B
                                                                           ------------          ------------         ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                                           $   (454,242)         $   (154,357)        $    619,814
    Net realized gains (losses) from securities
      transactions                                                             (236,713)             (168,886)            (141,308)
    Change in net unrealized appreciation
      (depreciation) of investments                                          (6,004,149)           (1,227,445)          (3,632,342)
                                                                           ------------          ------------         ------------
    Increase (decrease) in net assets from operations                        (6,695,104)           (1,550,688)          (3,153,836)
                                                                           ------------          ------------         ------------

From capital transactions
      Net proceeds from units sold                                           18,219,142             6,957,580           21,855,708
      Cost of units redeemed                                                 (1,204,436)             (746,851)          (1,839,195)
      Net transfers                                                          14,083,692             6,215,659           23,333,460
      Contract maintenance charge                                                (2,996)               (1,138)              (3,305)
                                                                           ------------          ------------         ------------
    Increase (decrease) in net assets from capital transactions              31,095,402            12,425,250           43,346,668
                                                                           ------------          ------------         ------------

Increase (decrease) in net assets                                            24,400,298            10,874,562           40,192,832
Net assets at beginning of period                                            12,607,614             4,453,710           12,458,996
                                                                           ------------          ------------         ------------
Net assets at end of period                                                $ 37,007,912          $ 15,328,272         $ 52,651,828
                                                                           ============          ============         ============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
    Units sold                                                                  444,388               187,605              427,015
    Units redeemed                                                              (27,060)               (7,599)             (23,883)
    Units transferred                                                           327,442               194,578              489,823
                                                                           ------------          ------------         ------------
Increase (decrease) in units outstanding                                        744,770               374,584              892,955
Beginning units                                                                 138,746                30,196              110,091
                                                                           ------------          ------------         ------------
Ending units                                                                    883,516               404,780            1,003,046
                                                                           ============          ============         ============

Contracts with total expenses of 1.52% :
    Units sold                                                                       --                    --                   --
    Units redeemed                                                                   --                    --                   --
    Units transferred                                                                --                    --                   --
                                                                           ------------          ------------         ------------
Increase (decrease) in units outstanding                                             --                    --                   --
Beginning units                                                                      --                    --                   --
                                                                           ------------          ------------         ------------
Ending units                                                                         --                    --                    -
                                                                           ============          ============         ============

Contracts with total expenses of 1.55% :
    Units sold                                                                   11,873                 1,625                9,700
    Units redeemed                                                                  (67)                    0                  (50)
    Units transferred                                                             1,852                     0                1,362
                                                                           ------------          ------------         ------------
Increase in units outstanding                                                    13,658                 1,625               11,012
Beginning units                                                                       0                     0                    0
                                                                           ------------          ------------         ------------
Ending units                                                                     13,658                 1,625               11,012
                                                                           ============          ============         ============

Contracts with total expenses of 1.65% :
    Units sold                                                                1,519,204               537,154            1,387,485
    Units redeemed                                                             (113,039)              (72,786)            (135,869)
    Units transferred                                                         1,245,440               458,215            1,489,286
                                                                           ------------          ------------         ------------
Increase in units outstanding                                                 2,651,605               922,583            2,740,902
Beginning units                                                               1,108,465               397,804              899,551
                                                                           ------------          ------------         ------------
Ending units                                                                  3,760,070             1,320,387            3,640,453
                                                                           ============          ============         ============

Contracts with total expenses of 1.70% :
    Units sold                                                                   14,023                 4,007               13,267
    Units redeemed                                                                    0                     0                    0
    Units transferred                                                               443                    37                  214
                                                                           ------------          ------------         ------------
Increase in units outstanding                                                    14,466                 4,044               13,481
Beginning units                                                                       0                     0                    0
                                                                           ------------          ------------         ------------
Ending units                                                                     14,466                 4,044               13,481
                                                                           ============          ============         ============

Contracts with total expenses of 1.95% :
    Units sold                                                                    7,875                 4,539                6,342
    Units redeemed                                                                  (97)                    0                  (74)
    Units transferred                                                             1,394                     0                1,034
                                                                           ------------          ------------         ------------
Increase in units outstanding                                                     9,172                 4,539                7,302
Beginning units                                                                       0                     0                    0
                                                                           ------------          ------------         ------------
Ending units                                                                      9,172                 4,539                7,302
                                                                           ============          ============         ============


                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2002
                                   (Continued)


                                                             Mid Cap             Mid Cap                             International
                                                             Growth               Value             Small Cap            Equity
                                                            Portfolio            Portfolio           Portfolio         Portfolio
                                                             Class B              Class B             Class B           Class B
                                                          ------------         ------------        ------------      ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                          $   (362,111)         $ 1,312,245        $   (289,107)     $   (118,719)
    Net realized gains (losses) from securities
      transactions                                            (411,208)             (30,988)           (310,971)         (170,467)
    Change in net unrealized appreciation
      (depreciation) of investments                         (1,369,097)           2,528,273            (242,978)       (1,178,010)
                                                          ------------         ------------        ------------      ------------
    Increase (decrease) in net assets from
      operations                                            (2,142,416)           3,809,530            (843,056)       (1,467,196)
                                                          ------------         ------------        ------------      ------------

From capital transactions
      Net proceeds from units sold                          11,688,647           16,537,138          11,158,135        10,047,021
      Cost of units redeemed                                  (927,737)          (1,665,100)           (759,591)         (685,441)
      Net transfers                                         15,560,438           21,679,391          15,397,198         9,074,261
      Contract maintenance charge                               (3,304)              (3,268)             (2,140)           (1,341)
                                                          ------------         ------------        ------------      ------------
    Increase (decrease) in net assets from
      capital transactions                                  26,318,044           36,548,161          25,793,602        18,434,500
                                                          ------------         ------------        ------------      ------------

Increase (decrease) in net assets                           24,175,628           40,357,691          24,950,546        16,967,304
Net assets at beginning of period                           10,377,596            9,891,228           6,281,604         5,946,158
                                                          ------------         ------------        ------------      ------------
Net assets at end of period                               $ 34,553,224         $ 50,248,919        $ 31,232,150      $ 22,913,462
                                                          ============         ============        ============      ============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
    Units sold                                                 209,470              230,867             212,098           280,345
    Units redeemed                                             (11,243)             (16,262)            (18,416)          (15,216)
    Units transferred                                          284,675              358,581             324,414           687,430
                                                          ------------         ------------        ------------      ------------
Increase (decrease) in units outstanding                       482,902              573,186             518,096           952,559
Beginning units                                                 80,629               98,363              61,891            87,318
                                                          ------------         ------------        ------------      ------------
Ending units                                                   563,531              671,549             579,987         1,039,877
                                                          ============         ============        ============      ============

Contracts with total expenses of 1.52% :
    Units sold                                                      --                   --                  --                --
    Units redeemed                                                  --                   --                  --                --
    Units transferred                                               --                   --                  --                --
                                                          ------------         ------------        ------------      ------------
Increase (decrease) in units outstanding                            --                   --                  --                --
Beginning units                                                     --                   --                  --                --
                                                          ------------         ------------        ------------      ------------
Ending units                                                        --                   --                  --                --
                                                          ============         ============        ============      ============

Contracts with total expenses of 1.55% :
    Units sold                                                   5,428                2,712               5,139             3,711
    Units redeemed                                                  (1)                  (1)                 (2)               (5)
    Units transferred                                              894                  678                 630               156
                                                          ------------         ------------        ------------      ------------
Increase in units outstanding                                    6,321                3,389               5,767             3,862
Beginning units                                                      0                    0                   0                 0
                                                          ------------         ------------        ------------      ------------
Ending units                                                     6,321                3,389               5,767             3,862
                                                          ============         ============        ============      ============

Contracts with total expenses of 1.65% :
    Units sold                                                 692,009              908,849             838,290           935,014
    Units redeemed                                             (64,896)             (99,923)            (55,475)          (73,329)
    Units transferred                                          937,526            1,132,448           1,118,617           510,105
                                                          ------------         ------------        ------------      ------------
Increase in units outstanding                                1,564,639            1,941,374           1,901,432         1,371,790
Beginning units                                                678,174              598,874             499,597           532,261
                                                          ------------         ------------        ------------      ------------
Ending units                                                 2,242,813            2,540,248           2,401,029         1,904,051
                                                          ============         ============        ============      ============

Contracts with total expenses of 1.70% :
    Units sold                                                  26,080                4,964               4,021             7,826
    Units redeemed                                                (233)                   0                   0                 0
    Units transferred                                               27                  291                 391               307
                                                          ------------         ------------        ------------      ------------
Increase in units outstanding                                   25,874                5,255               4,412             8,133
Beginning units                                                      0                    0                   0                 0
                                                          ------------         ------------        ------------      ------------
Ending units                                                    25,874                5,255               4,412             8,133
                                                          ============         ============        ============      ============

Contracts with total expenses of 1.95% :
    Units sold                                                   4,539                5,134               5,006               261
    Units redeemed                                                 (39)                 (26)                (47)                0
    Units transferred                                              870                  100                 138                 0
                                                          ------------         ------------        ------------      ------------
Increase in units outstanding                                    5,370                5,208               5,097               261
Beginning units                                                      0                    0                   0                 0
                                                          ------------         ------------        ------------      ------------
Ending units                                                     5,370                5,208               5,097               261
                                                          ============         ============        ============      ============


                                                                          Diversified            Cash               Focus
                                                                          Fixed Income         Management           Growth
                                                                           Portfolio          Portfolio            Portfolio
                                                                             Class B            Class B             Class B
                                                                          ------------       ------------        ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                                          $    548,204       $   (274,915)       $   (421,434)
    Net realized gains (losses) from securities
      transactions                                                             (44,679)           310,384            (462,106)
    Change in net unrealized appreciation
      (depreciation) of investments                                             55,141             23,437          (2,947,949)
                                                                          ------------       ------------        ------------
    Increase (decrease) in net assets from operations                          558,666             58,906          (3,831,489)
                                                                          ------------       ------------        ------------

From capital transactions
      Net proceeds from units sold                                          16,747,003         39,480,062          12,499,140
      Cost of units redeemed                                                (1,790,794)        (3,248,269)         (1,099,357)
      Net transfers                                                         26,256,721        (24,876,188)         11,365,237
      Contract maintenance charge                                               (2,092)            (1,429)             (5,394)
                                                                          ------------       ------------        ------------
    Increase (decrease) in net assets from capital transactions             41,210,838         11,354,176          22,759,626
                                                                          ------------       ------------        ------------

Increase (decrease) in net assets                                           41,769,504         11,413,082          18,928,137
Net assets at beginning of period                                           10,030,670         20,480,391          14,774,178
                                                                          ------------       ------------        ------------
Net assets at end of period                                               $ 51,800,174       $ 31,893,473        $ 33,702,315
                                                                          ============       ============        ============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
    Units sold                                                                 621,570          1,521,590             273,828
    Units redeemed                                                             (48,650)           (60,029)            (21,007)
    Units transferred                                                          880,026           (967,253)            401,048
                                                                          ------------       ------------        ------------
Increase (decrease) in units outstanding                                     1,452,946            494,308             653,869
Beginning units                                                                217,162            713,829             336,517
                                                                          ------------       ------------        ------------
Ending units                                                                 1,670,108          1,208,137             990,386
                                                                          ============       ============        ============

Contracts with total expenses of 1.52% :
    Units sold                                                                      --                 --                  --
    Units redeemed                                                                  --                 --                  --
    Units transferred                                                               --                 --                  --
                                                                          ------------       ------------        ------------
Increase (decrease) in units outstanding                                            --                 --                  --
Beginning units                                                                     --                 --                  --
                                                                          ------------       ------------        ------------
Ending units                                                                        --                 --                  --
                                                                          ============       ============        ============

Contracts with total expenses of 1.55% :
    Units sold                                                                   5,417                858              10,544
    Units redeemed                                                                  (5)                 0                   0
    Units transferred                                                            1,034                869               1,498
                                                                          ------------       ------------        ------------
Increase in units outstanding                                                    6,446              1,727              12,042
Beginning units                                                                      0                  0                   0
                                                                          ------------       ------------        ------------
Ending units                                                                     6,446              1,727              12,042
                                                                          ============       ============        ============

Contracts with total expenses of 1.65% :
    Units sold                                                                 910,291          2,126,822           1,476,916
    Units redeemed                                                            (116,922)          (240,270)           (140,713)
    Units transferred                                                        1,542,063         (1,337,797)          1,176,690
                                                                          ------------       ------------        ------------
Increase in units outstanding                                                2,335,432            548,755           2,512,893
Beginning units                                                                732,849          1,188,716           1,598,717
                                                                          ------------       ------------        ------------
Ending units                                                                 3,068,281          1,737,471           4,111,610
                                                                          ============       ============        ============

Contracts with total expenses of 1.70% :
    Units sold                                                                  13,320              2,256              14,638
    Units redeemed                                                                   0                  0                   0
    Units transferred                                                               95                 31                 384
                                                                          ------------       ------------        ------------
Increase in units outstanding                                                   13,415              2,287              15,022
Beginning units                                                                      0                  0                   0
                                                                          ------------       ------------        ------------
Ending units                                                                    13,415              2,287              15,022
                                                                          ============       ============        ============

Contracts with total expenses of 1.95% :
    Units sold                                                                   1,133                416              12,760
    Units redeemed                                                                 (82)               (46)                (72)
    Units transferred                                                              207                 86               3,412
                                                                          ------------       ------------        ------------
Increase in units outstanding                                                    1,258                456              16,100
Beginning units                                                                      0                  0                   0
                                                                          ------------       ------------        ------------
Ending units                                                                     1,258                456              16,100
                                                                          ============       ============        ============


                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2002
                                   (Continued)


                                                              Focus Growth           Focus            Focus
                                                               and Income            Value           TechNet
                                                                Portfolio          Portfolio         Portfolio
                                                                 Class B           Class B*           Class B            Total
                                                              ------------       ------------       -----------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                              $    (99,429)      $    (27,892)     $    (88,555)   $    24,906,870
    Net realized gains (losses) from securities
      transactions                                                 (44,889)             1,917        (2,040,039)       (33,454,191)
    Change in net unrealized appreciation
      (depreciation) of investments                                 13,247           (220,524)       (1,746,843)      (131,995,450)
                                                              ------------       ------------       -----------    ---------------
    Increase (decrease) in net assets from operations             (131,071)          (246,499)       (3,875,437)      (140,542,771)
                                                              ------------       ------------       -----------    ---------------

From capital transactions
      Net proceeds from units sold                               5,282,165          4,446,854         3,241,114        378,750,641
      Cost of units redeemed                                      (395,789)          (105,192)         (344,232)       (99,059,318)
      Net transfers                                              7,087,760          9,496,409         4,088,019        365,404,165
      Contract maintenance charge                                   (1,033)              (169)             (666)          (358,707)
                                                              ------------       ------------       -----------    ---------------
    Increase (decrease) in net assets from
      capital transactions                                      11,973,103         13,837,902         6,984,235        644,736,781
                                                              ------------       ------------       -----------    ---------------

Increase (decrease) in net assets                               11,842,032         13,591,403         3,108,798        504,194,010
Net assets at beginning of period                                1,976,441                  0         1,990,267      1,006,184,020
                                                              ------------       ------------       -----------    ---------------
Net assets at end of period                                   $ 13,818,473       $ 13,591,403       $ 5,099,065    $ 1,510,378,030
                                                              ============       ============       ===========    ===============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
    Units sold                                                      61,049             57,452            79,800
    Units redeemed                                                  (5,035)            (1,789)           (9,130)
    Units transferred                                              270,860            169,660           174,882
                                                              ------------       ------------       -----------
Increase (decrease) in units outstanding                           326,874            225,323           245,552
Beginning units                                                     22,928                  0            55,512
                                                              ------------       ------------       -----------
Ending units                                                       349,802            225,323           301,064
                                                              ============       ============       ===========

Contracts with total expenses of 1.52% :
    Units sold                                                          --                 --                --
    Units redeemed                                                      --                 --                --
    Units transferred                                                   --                 --                --
                                                              ------------       ------------       -----------
Increase (decrease) in units outstanding                                --                 --                --
Beginning units                                                         --                 --                --
                                                              ------------       ------------       -----------
Ending units                                                            --                 --                 -
                                                              ============       ============       ===========

Contracts with total expenses of 1.55% :
    Units sold                                                       3,780              1,607            15,991
    Units redeemed                                                     (33)                 0                 0
    Units transferred                                                  213                309             2,292
                                                              ------------       ------------       -----------
Increase in units outstanding                                        3,960              1,916            18,283
Beginning units                                                          0                  0                 0
                                                              ------------       ------------       -----------
Ending units                                                         3,960              1,916            18,283
                                                              ============       ============       ===========

Contracts with total expenses of 1.65% :
    Units sold                                                     560,496            325,513           517,369
    Units redeemed                                                 (45,437)            (7,779)          (69,471)
    Units transferred                                              591,785            699,325           410,948
                                                              ------------       ------------       -----------
Increase in units outstanding                                    1,106,844          1,017,059           858,846
Beginning units                                                    197,045                  0           233,849
                                                              ------------       ------------       -----------
Ending units                                                     1,303,889          1,017,059         1,092,695
                                                              ============       ============       ===========

Contracts with total expenses of 1.70% :
    Units sold                                                      11,307              6,794             5,009
    Units redeemed                                                       0                  0                 0
    Units transferred                                                  209                 31                96
                                                              ------------       ------------       -----------
Increase in units outstanding                                       11,516              6,825             5,105
Beginning units                                                          0                  0                 0
                                                              ------------       ------------       -----------
Ending units                                                        11,516              6,825             5,105
                                                              ============       ============       ===========

Contracts with total expenses of 1.95% :
    Units sold                                                       9,906             15,365            13,344
    Units redeemed                                                     (43)               (77)              (81)
    Units transferred                                                  255                397               239
                                                              ------------       ------------       -----------
Increase in units outstanding                                       10,118             15,685            13,502
Beginning units                                                          0                  0                 0
                                                              ------------       ------------       -----------
Ending units                                                        10,118             15,685            13,502
                                                              ============       ============       ===========


*For the period from October 1, 2001 (inception) to April 30, 2002


                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2001


                                                                                Moderate         Balanced        Conservative
                                                                Growth           Growth           Growth            Growth
                                                               Strategy         Strategy         Strategy          Strategy
                                                               Class A          Class A           Class A           Class A
                                                               -------          -------           -------           -------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)                         $  24,256,202     $  20,950,442     $   8,280,471     $  3,674,139
      Net realized gains (losses) from
          securities transactions                              1,086,470           837,297           723,261          502,246
      Change in net unrealized appreciation
          (depreciation) of investments                      (65,073,966)      (50,515,972)      (19,649,040)      (6,460,135)
                                                           -------------     -------------     -------------     ------------
      Increase (decrease) in net assets from
        operations                                           (39,731,294)      (28,728,233)      (10,645,308)      (2,283,750)
                                                           -------------     -------------     -------------     ------------

From capital transactions
          Net proceeds from units sold                        24,065,034        22,156,600        10,347,107        4,044,955
          Cost of units redeemed                             (15,717,373)      (14,852,485)      (10,225,997)      (8,263,834)
          Net transfers                                       36,819,390        31,480,026        18,732,662       10,212,244
          Contract maintenance charge                            (71,805)          (59,104)          (41,522)         (24,926)
                                                           -------------     -------------     -------------     ------------
      Increase in net assets from capital
        transactions                                          45,095,246        38,725,037        18,812,250        5,968,439
                                                           -------------     -------------     -------------     ------------

Increase in net assets                                         5,363,952         9,996,804         8,166,942        3,684,689
Net assets at beginning of period                            207,567,941       195,078,419       132,157,959       87,871,377
                                                           -------------     -------------     -------------     ------------
Net assets at end of period                                $ 212,931,893     $ 205,075,223     $ 140,324,901     $ 91,556,066
                                                           =============     =============     =============     ============

ANALYSIS OF INCREASE
      IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
      Units sold                                               1,132,857         1,143,653           599,870          266,805
      Units redeemed                                            (803,730)         (806,845)         (638,635)        (567,748)
      Units transferred                                        1,753,959         1,608,202         1,006,121          648,188
                                                           -------------     -------------     -------------     ------------
Increase in units outstanding                                  2,083,086         1,945,010           967,356          347,245
Beginning units                                               10,120,840        10,410,277         8,092,363        5,979,720
                                                           -------------     -------------     -------------     ------------
Ending units                                                  12,203,926        12,355,287         9,059,719        6,326,965
                                                           =============     =============     =============     ============

Contracts with total expenses of 1.52% :
      Units sold                                                  76,105            54,745            41,527           12,016
      Units redeemed                                             (40,040)          (37,940)          (16,481)          (8,671)
      Units transferred                                          109,753           141,776           170,205           64,711
                                                           -------------     -------------     -------------     ------------
Increase in units outstanding                                    145,818           158,581           195,251           68,056
Beginning units                                                  132,445            69,503           109,857           81,771
                                                           -------------     -------------     -------------     ------------
Ending units                                                     278,263           228,084           305,108          149,827
                                                           =============     =============     =============     ============

Contracts with total expenses of 1.65% :
      Units sold                                                      --                --                --               --
      Units redeemed                                                  --                --                --               --
      Units transferred                                               --                --                --               --
                                                           -------------     -------------     -------------     ------------
Increase in units outstanding                                         --                --                --               --
Beginning units                                                       --                --                --               --
                                                           -------------     -------------     -------------     ------------
Ending units                                                          --                --                --               --
                                                           =============     =============     =============     ============

                                                        Large Cap        Large Cap        Large Cap
                                                         Growth          Composite          Value
                                                        Portfolio        Portfolio        Portfolio
                                                         Class A          Class A          Class A
                                                         -------          -------          -------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)                     $  2,640,034     $   397,345     $    842,526
      Net realized gains (losses) from
          securities transactions                          (416,090)        (91,524)          15,170
      Change in net unrealized appreciation
          (depreciation) of investments                 (11,477,644)     (1,644,692)         719,858
                                                       ------------     -----------     ------------
      Increase (decrease) in net assets from
        operations                                       (9,253,700)     (1,338,871)       1,577,554
                                                       ------------     -----------     ------------

From capital transactions
          Net proceeds from units sold                    9,743,926       1,619,878        3,761,855
          Cost of units redeemed                         (1,577,025)       (706,197)        (831,564)
          Net transfers                                  13,002,736       3,557,039        5,751,985
          Contract maintenance charge                        (4,496)         (1,309)          (1,944)
                                                       ------------     -----------     ------------
      Increase in net assets from capital
        transactions                                     21,165,141       4,469,411        8,680,332
                                                       ------------     -----------     ------------

Increase in net assets                                   11,911,441       3,130,540       10,257,886
Net assets at beginning of period                        17,180,132       4,667,134        6,278,480
                                                       ------------     -----------     ------------
Net assets at end of period                            $ 29,091,573     $ 7,797,674     $ 16,536,366
                                                       ============     ===========     ============

ANALYSIS OF INCREASE
      IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
      Units sold                                            695,895         125,143          323,808
      Units redeemed                                       (127,409)        (60,187)         (71,514)
      Units transferred                                     938,805         288,777          472,465
                                                       ------------     -----------     ------------
Increase in units outstanding                             1,507,291         353,733          724,759
Beginning units                                           1,158,071         361,941          571,490
                                                       ------------     -----------     ------------
Ending units                                              2,665,362         715,674        1,296,249
                                                       ============     ===========     ============

Contracts with total expenses of 1.52% :
      Units sold                                             45,902           7,725           10,585
      Units redeemed                                         (7,930)           (299)            (654)
      Units transferred                                     113,630           8,639           22,109
                                                       ------------     -----------     ------------
Increase in units outstanding                               151,602          16,065           32,040
Beginning units                                              77,385          18,966           11,064
                                                       ------------     -----------     ------------
Ending units                                                228,987          35,031           43,104
                                                       ============     ===========     ============

Contracts with total expenses of 1.65% :
      Units sold                                                 --              --               --
      Units redeemed                                             --              --               --
      Units transferred                                          --              --               --
                                                       ------------     -----------     ------------
Increase in units outstanding                                    --              --               --
Beginning units                                                  --              --               --
                                                       ------------     -----------     ------------
Ending units                                                     --              --               --
                                                       ============     ===========     ============


                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2001
                                   (Continued)

                                                                Mid Cap            Mid Cap                            International
                                                                Growth             Value              Small Cap          Equity
                                                               Portfolio          Portfolio           Portfolio         Portfolio
                                                                Class A            Class A             Class A           Class A
                                                                -------            -------             -------           -------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)                           $  4,419,176       $    571,083       $  2,414,265       $    379,432
      Net realized gains (losses) from securities
          transactions                                           (724,528)            90,972           (202,490)          (102,011)
      Change in net unrealized appreciation
          (depreciation) of investments                        (8,335,994)         1,258,286         (5,036,286)        (3,078,546)
                                                             ------------       ------------       ------------       ------------
      Increase (decrease) in net assets from operations        (4,641,346)         1,920,341         (2,824,511)        (2,801,125)
                                                             ------------       ------------       ------------       ------------

From capital transactions
          Net proceeds from units sold                          7,375,982          1,417,163          4,936,879          5,144,509
          Cost of units redeemed                               (1,629,110)          (689,673)          (459,218)          (417,380)
          Net transfers                                         9,834,170          6,386,109          6,092,370          5,150,323
          Contract maintenance charge                              (2,667)            (1,094)            (1,843)            (1,241)
                                                             ------------       ------------       ------------       ------------
      Increase in net assets from capital transactions         15,578,375          7,112,505         10,568,188          9,876,211
                                                             ------------       ------------       ------------       ------------

Increase in net assets                                         10,937,029          9,032,846          7,743,677          7,075,086
Net assets at beginning of period                              10,856,760          3,914,164          6,957,249          5,074,441
                                                             ------------       ------------       ------------       ------------
Net assets at end of period                                  $ 21,793,789       $ 12,947,010       $ 14,700,926       $ 12,149,527
                                                             ============       ============       ============       ============

ANALYSIS OF INCREASE
      IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
      Units sold                                                  384,180             98,888            361,444            423,097
      Units redeemed                                              (93,146)           (25,097)           (34,087)           (36,854)
      Units transferred                                           580,477            404,980            430,927            437,692
                                                             ------------       ------------       ------------       ------------
Increase in units outstanding                                     871,511            478,771            758,284            823,935
Beginning units                                                   612,249            318,151            481,239            384,946
                                                             ------------       ------------       ------------       ------------
Ending units                                                    1,483,760            796,922          1,239,523          1,208,881
                                                             ============       ============       ============       ============

Contracts with total expenses of 1.52% :
      Units sold                                                   54,044             18,567              6,473             13,042
      Units redeemed                                               (9,515)           (27,297)            (2,718)            (2,291)
      Units transferred                                            36,563             90,847             38,202             24,881
                                                             ------------       ------------       ------------       ------------
Increase in units outstanding                                      81,092             82,117             41,957             35,632
Beginning units                                                    35,007             33,708             32,914             23,901
                                                             ------------       ------------       ------------       ------------
Ending units                                                      116,099            115,825             74,871             59,533
                                                             ============       ============       ============       ============

Contracts with total expenses of 1.65% :
      Units sold                                                       --                 --                 --                 --
      Units redeemed                                                   --                 --                 --                 --
      Units transferred                                                --                 --                 --                 --
                                                             ------------       ------------       ------------       ------------
Increase in units outstanding                                          --                 --                 --                 --
Beginning units                                                        --                 --                 --                 --
                                                             ------------       ------------       ------------       ------------
Ending units                                                           --                 --                 --                 --
                                                             ============       ============       ============       ============


                                                                  Diversified            Cash              Focus
                                                                  Fixed Income        Management          Growth
                                                                   Portfolio           Portfolio         Portfolio
                                                                    Class A             Class A           Class A*
                                                                    -------             -------           --------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)                                $    430,896       $    (9,322)      $    (53,701)
      Net realized gains (losses) from securities
          transactions                                                  14,262            67,044           (120,835)
      Change in net unrealized appreciation
          (depreciation) of investments                                 19,188            90,802           (864,717)
                                                                  ------------       -----------       ------------
      Increase (decrease) in net assets from operations                464,346           148,524         (1,039,253)
                                                                  ------------       -----------       ------------

From capital transactions
          Net proceeds from units sold                               2,706,688         1,931,080          3,987,022
          Cost of units redeemed                                      (480,629)         (242,292)          (240,497)
          Net transfers                                              4,780,268         1,894,458          6,522,902
          Contract maintenance charge                                     (940)             (130)               (24)
                                                                  ------------       -----------       ------------
      Increase in net assets from capital transactions               7,005,387         3,583,116         10,269,403
                                                                  ------------       -----------       ------------

Increase in net assets                                               7,469,733         3,731,640          9,230,150
Net assets at beginning of period                                    5,245,985         2,717,232                  0
                                                                  ------------       -----------       ------------
Net assets at end of period                                       $ 12,715,718       $ 6,448,872       $  9,230,150
                                                                  ============       ===========       ============

ANALYSIS OF INCREASE
      IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
      Units sold                                                       250,610           183,612            416,446
      Units redeemed                                                   (34,680)          (19,889)           (21,453)
      Units transferred                                                405,602           164,145            745,445
                                                                  ------------       -----------       ------------
Increase in units outstanding                                          621,532           327,868          1,140,438
Beginning units                                                        513,721           235,608                  0
                                                                  ------------       -----------       ------------
Ending units                                                         1,135,253           563,476          1,140,438
                                                                  ============       ===========       ============

Contracts with total expenses of 1.52% :
      Units sold                                                        13,723                 0              5,546
      Units redeemed                                                   (11,545)           (2,886)           (10,740)
      Units transferred                                                 52,457            10,850             75,672
                                                                  ------------       -----------       ------------
Increase in units outstanding                                           54,635             7,964             70,478
Beginning units                                                         13,385            26,880                  0
                                                                  ------------       -----------       ------------
Ending units                                                            68,020            34,844             70,478
                                                                  ============       ===========       ============

Contracts with total expenses of 1.65% :
      Units sold                                                            --                --                 --
      Units redeemed                                                        --                --                 --
      Units transferred                                                     --                --                 --
                                                                  ------------       -----------       ------------
Increase in units outstanding                                               --                --                 --
Beginning units                                                             --                --                 --
                                                                  ------------       -----------       ------------
Ending units                                                                --                --                 --
                                                                  ============       ===========       ============

----------
* For the period from July 7, 2000 (inception) to April 30, 2001.


                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
       FOR THE PERIOD FROM OCTOBER 16, 2000 (INCEPTION) TO APRIL 30, 2001
                                   (Continued)

                                                                                  Moderate           Balanced         Conservative
                                                                Growth             Growth             Growth             Growth
                                                               Strategy           Strategy           Strategy           Strategy
                                                                Class B            Class B            Class B            Class B
                                                                -------            -------            -------            -------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)                           $    349,550       $    311,866       $     55,495       $    (18,745)
      Net realized gains (losses) from securities
          transactions                                           (263,174)           (41,025)           (50,094)            (5,961)
      Change in net unrealized appreciation
          (depreciation) of investments                          (795,385)          (680,088)            33,997             81,451
                                                             ------------       ------------       ------------       ------------
      Increase (decrease) in net assets from operations          (709,009)          (409,247)            39,398             56,745
                                                             ------------       ------------       ------------       ------------

From capital transactions
          Net proceeds from units sold                         27,037,570         27,705,512         15,762,098         11,599,237
          Cost of units redeemed                                 (611,648)          (231,470)          (305,295)           (37,773)
          Net transfers                                         5,422,150          8,330,795          5,809,808          2,156,608
          Contract maintenance charge                                   0                  0                  0                  0
                                                             ------------       ------------       ------------       ------------
      Increase in net assets from capital transactions         31,848,072         35,804,837         21,266,611         13,718,072
                                                             ------------       ------------       ------------       ------------

Increase in net assets                                         31,139,063         35,395,590         21,306,009         13,774,817
Net assets at beginning of period                                       0                  0                  0                  0
                                                             ------------       ------------       ------------       ------------
Net assets at end of period                                  $ 31,139,063       $ 35,395,590       $ 21,306,009       $ 13,774,817
                                                             ============       ============       ============       ============

ANALYSIS OF INCREASE
      IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40%:
      Units sold                                                  397,632            366,914            266,029            137,407
      Units redeemed                                               (2,523)            (5,280)              (925)              (192)
      Units transferred                                             2,931            121,622            109,964             43,920
                                                             ------------       ------------       ------------       ------------
Increase in units outstanding                                     398,040            483,256            375,068            181,135
Beginning units                                                         0                  0                  0                  0
                                                             ------------       ------------       ------------       ------------
Ending units                                                      398,040            483,256            375,068            181,135
                                                             ============       ============       ============       ============

Contracts with total expenses of 1.52%:
      Units sold                                                       --                 --                 --                 --
      Units redeemed                                                   --                 --                 --                 --
      Units transferred                                                --                 --                 --                 --
                                                             ------------       ------------       ------------       ------------
Increase in units outstanding                                          --                 --                 --                 --
Beginning units                                                        --                 --                 --                 --
                                                             ------------       ------------       ------------       ------------
Ending units                                                           --                 --                 --                 --
                                                             ============       ============       ============       ============

Contracts with total expenses of 1.65%:
      Units sold                                                1,148,424          1,304,211            784,134            686,492
      Units redeemed                                              (31,507)            (8,856)           (19,530)            (2,512)
      Units transferred                                           314,351            396,657            284,484            111,397
                                                             ------------       ------------       ------------       ------------
Increase in units outstanding                                   1,431,268          1,692,012          1,049,088            795,377
Beginning units                                                         0                  0                  0                  0
                                                             ------------       ------------       ------------       ------------
Ending units                                                    1,431,268          1,692,012          1,049,088            795,377
                                                             ============       ============       ============       ============


                                                                 Large Cap           Large Cap         Large Cap
                                                                   Growth            Composite           Value
                                                                 Portfolio           Portfolio         Portfolio
                                                                  Class B             Class B           Class B
                                                                  -------             -------           -------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)                              $    216,932       $    36,601       $     76,318
      Net realized gains (losses) from securities
          transactions                                               (56,913)          (28,308)           (41,031)
      Change in net unrealized appreciation
          (depreciation) of investments                             (828,104)          (87,411)           239,100
                                                                ------------       -----------       ------------
      Increase (decrease) in net assets from operations             (668,085)          (79,118)           274,387
                                                                ------------       -----------       ------------

From capital transactions
          Net proceeds from units sold                            11,871,474         4,171,964         10,442,230
          Cost of units redeemed                                    (360,778)          (24,111)          (236,877)
          Net transfers                                            1,765,003           384,975          1,979,256
          Contract maintenance charge                                      0                 0                  0
                                                                ------------       -----------       ------------
      Increase in net assets from capital transactions            13,275,699         4,532,828         12,184,609
                                                                ------------       -----------       ------------

Increase in net assets                                            12,607,614         4,453,710         12,458,996
Net assets at beginning of period                                          0                 0                  0
                                                                ------------       -----------       ------------
Net assets at end of period                                     $ 12,607,614       $ 4,453,710       $ 12,458,996
                                                                ============       ===========       ============

ANALYSIS OF INCREASE
      IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40%:
      Units sold                                                     147,320            25,655            157,614
      Units redeemed                                                 (18,073)             (235)           (16,511)
      Units transferred                                                9,499             4,776            (31,012)
                                                                ------------       -----------       ------------
Increase in units outstanding                                        138,746            30,196            110,091
Beginning units                                                            0                 0                  0
                                                                ------------       -----------       ------------
Ending units                                                         138,746            30,196            110,091
                                                                ============       ===========       ============

Contracts with total expenses of 1.52%:
      Units sold                                                          --                --                 --
      Units redeemed                                                      --                --                 --
      Units transferred                                                   --                --                 --
                                                                ------------       -----------       ------------
Increase in units outstanding                                             --                --                 --
Beginning units                                                           --                --                 --
                                                                ------------       -----------       ------------
Ending units                                                              --                --                 --
                                                                ============       ===========       ============

Contracts with total expenses of 1.65%:
      Units sold                                                     955,366           367,060            709,274
      Units redeemed                                                 (14,137)           (2,018)            (2,990)
      Units transferred                                              167,236            32,762            193,267
                                                                ------------       -----------       ------------
Increase in units outstanding                                      1,108,465           397,804            899,551
Beginning units                                                            0                 0                  0
                                                                ------------       -----------       ------------
Ending units                                                       1,108,465           397,804            899,551
                                                                ============       ===========       ============

                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
       FOR THE PERIOD FROM OCTOBER 16, 2000 (INCEPTION) TO APRIL 30, 2001
                                   (Continued)

                                                                 Mid Cap           Mid Cap                         International
                                                                 Growth             Value          Small Cap          Equity
                                                                Portfolio         Portfolio        Portfolio         Portfolio
                                                                 Class B           Class B          Class B           Class B
                                                                 -------           -------          -------           -------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)                           $    445,546       $   112,507       $   195,942       $    19,861
      Net realized gains (losses) from securities
          transactions                                            (38,095)          (10,365)          (35,676)           58,826
      Change in net unrealized appreciation
          (depreciation) of investments                          (725,475)          326,220          (296,631)         (122,117)
                                                             ------------       -----------       -----------       -----------
      Increase (decrease) in net assets from operations          (318,024)          428,362          (136,365)          (43,430)
                                                             ------------       -----------       -----------       -----------

From capital transactions
          Net proceeds from units sold                          8,457,829         8,755,915         5,324,727         5,572,696
          Cost of units redeemed                                 (185,399)          (77,338)          (55,448)          (75,778)
          Net transfers                                         2,423,190           784,289         1,148,690           492,670
          Contract maintenance charge                                   0                 0                 0                 0
                                                             ------------       -----------       -----------       -----------
      Increase in net assets from capital transactions         10,695,620         9,462,866         6,417,969         5,989,588
                                                             ------------       -----------       -----------       -----------

Increase in net assets                                         10,377,596         9,891,228         6,281,604         5,946,158
Net assets at beginning of period                                       0                 0                 0                 0
                                                             ------------       -----------       -----------       -----------
Net assets at end of period                                  $ 10,377,596       $ 9,891,228       $ 6,281,604       $ 5,946,158
                                                             ============       ===========       ===========       ===========

ANALYSIS OF INCREASE
      IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40%:
      Units sold                                                   67,698           131,184            50,902           168,476
      Units redeemed                                               (8,633)           (2,331)           (1,636)           (6,180)
      Units transferred                                            21,564           (30,490)           12,625           (74,978)
                                                             ------------       -----------       -----------       -----------
Increase in units outstanding                                      80,629            98,363            61,891            87,318
Beginning units                                                         0                 0                 0                 0
                                                             ------------       -----------       -----------       -----------
Ending units                                                       80,629            98,363            61,891            87,318
                                                             ============       ===========       ===========       ===========

Contracts with total expenses of 1.52%:
      Units sold                                                       --                --                --                --
      Units redeemed                                                   --                --                --                --
      Units transferred                                                --                --                --                --
                                                             ------------       -----------       -----------       -----------
Increase in units outstanding                                          --                --                --                --
Beginning units                                                        --                --                --                --
                                                             ------------       -----------       -----------       -----------
Ending units                                                           --                --                --                --
                                                             ============       ===========       ===========       ===========

Contracts with total expenses of 1.65%:
      Units sold                                                  521,778           515,451           410,235           392,018
      Units redeemed                                               (4,405)           (3,371)           (3,550)           (1,223)
      Units transferred                                           160,801            86,794            92,912           141,466
                                                             ------------       -----------       -----------       -----------
Increase in units outstanding                                     678,174           598,874           499,597           532,261
Beginning units                                                         0                 0                 0                 0
                                                             ------------       -----------       -----------       -----------
Ending units                                                      678,174           598,874           499,597           532,261
                                                             ============       ===========       ===========       ===========


                                                               Diversified           Cash              Focus
                                                               Fixed Income        Management          Growth
                                                                Portfolio          Portfolio          Portfolio
                                                                 Class B            Class B            Class B
                                                                 -------            -------            -------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)                            $      5,366       $    (31,230)      $    (49,712)
      Net realized gains (losses) from securities
          transactions                                              (1,566)            21,803            (24,522)
      Change in net unrealized appreciation
          (depreciation) of investments                            (81,203)            74,269             61,520
                                                              ------------       ------------       ------------
      Increase (decrease) in net assets from operations            (77,403)            64,842            (12,714)
                                                              ------------       ------------       ------------

From capital transactions
          Net proceeds from units sold                           7,042,895         19,158,869         11,291,921
          Cost of units redeemed                                   (73,016)          (128,184)          (157,777)
          Net transfers                                          3,138,194          1,384,864          3,652,748
          Contract maintenance charge                                    0                  0                  0
                                                              ------------       ------------       ------------
      Increase in net assets from capital transactions          10,108,073         20,415,549         14,786,892
                                                              ------------       ------------       ------------

Increase in net assets                                          10,030,670         20,480,391         14,774,178
Net assets at beginning of period                                        0                  0                  0
                                                              ------------       ------------       ------------
Net assets at end of period                                   $ 10,030,670       $ 20,480,391       $ 14,774,178
                                                              ============       ============       ============

ANALYSIS OF INCREASE
      IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40%:
      Units sold                                                    94,365            384,711            323,112
      Units redeemed                                                (5,159)            (8,015)            (9,029)
      Units transferred                                            127,956            337,133             22,434
                                                              ------------       ------------       ------------
Increase in units outstanding                                      217,162            713,829            336,517
Beginning units                                                          0                  0                  0
                                                              ------------       ------------       ------------
Ending units                                                       217,162            713,829            336,517
                                                              ============       ============       ============

Contracts with total expenses of 1.52%:
      Units sold                                                        --                 --                 --
      Units redeemed                                                    --                 --                 --
      Units transferred                                                 --                 --                 --
                                                              ------------       ------------       ------------
Increase in units outstanding                                           --                 --                 --
Beginning units                                                         --                 --                 --
                                                              ------------       ------------       ------------
Ending units                                                            --                 --                 --
                                                              ============       ============       ============

Contracts with total expenses of 1.65%:
      Units sold                                                   568,162          1,401,007          1,148,173
      Units redeemed                                                (1,679)            (3,898)           (12,890)
      Units transferred                                            166,366           (208,393)           463,434
                                                              ------------       ------------       ------------
Increase in units outstanding                                      732,849          1,188,716          1,598,717
Beginning units                                                          0                  0                  0
                                                              ------------       ------------       ------------
Ending units                                                       732,849          1,188,716          1,598,717
                                                              ============       ============       ============

                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
       FOR THE PERIOD FROM OCTOBER 16, 2000 (INCEPTION) TO APRIL 30, 2001
                                   (Continued)

                                                              Focus Growth         Focus
                                                               and Income         TechNet
                                                               Portfolio         Portfolio
                                                                Class B           Class B              Total
                                                                -------           -------              -----
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)                           $    (4,328)      $    (2,955)      $    70,912,002
      Net realized gains (losses) from securities
          transactions                                            (2,788)          (19,270)            1,141,085
      Change in net unrealized appreciation
          (depreciation) of investments                          (13,973)           91,082          (172,771,606)
                                                             -----------       -----------       ---------------
      Increase (decrease) in net assets from operations          (21,089)           68,857          (100,718,519)
                                                             -----------       -----------       ---------------

From capital transactions
          Net proceeds from units sold                         1,833,492         1,765,170           281,032,277
          Cost of units redeemed                                  (3,731)          (17,743)          (58,915,640)
          Net transfers                                          167,769           173,983           199,431,674
          Contract maintenance charge                                  0                 0              (213,045)
                                                             -----------       -----------       ---------------
      Increase in net assets from capital transactions         1,997,530         1,921,410           421,335,266
                                                             -----------       -----------       ---------------

Increase in net assets                                         1,976,441         1,990,267           320,616,747
Net assets at beginning of period                                      0                 0           685,567,273
                                                             -----------       -----------       ---------------
Net assets at end of period                                  $ 1,976,441       $ 1,990,267       $ 1,006,184,020
                                                             ===========       ===========       ===============

ANALYSIS OF INCREASE
      IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
      Units sold                                                  21,983            54,269
      Units redeemed                                                  (5)              (65)
      Units transferred                                              950             1,308
                                                             -----------       -----------
Increase in units outstanding                                     22,928            55,512
Beginning units                                                        0                 0
                                                             -----------       -----------
Ending units                                                      22,928            55,512
                                                             ===========       ===========

Contracts with total expenses of 1.52% :
      Units sold                                                      --                --
      Units redeemed                                                  --                --
      Units transferred                                               --                --
                                                             -----------       -----------
Increase in units outstanding                                         --                --
Beginning units                                                       --                --
                                                             -----------       -----------
Ending units                                                          --                --
                                                             ===========       ===========

Contracts with total expenses of 1.65% :
      Units sold                                                 179,226           212,225
      Units redeemed                                                (417)           (3,102)
      Units transferred                                           18,236            24,726
                                                             -----------       -----------
Increase in units outstanding                                    197,045           233,849
Beginning units                                                        0                 0
                                                             -----------       -----------
Ending units                                                     197,045           233,849
                                                             ===========       ===========


                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


1.          ORGANIZATION

            Variable Annuity Account Five of AIG SunAmerica Life Assurance Company (formerly, Anchor National Life Insurance Company) (the "Separate Account") is a segregated investment account of AIG SunAmerica Life Assurance Company (the "Company"). The Company is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), an international insurance and financial services holding company. The Company changed its name to SunAmerica National Life Insurance Company on October 5, 2001 and further changed its name to AIG SunAmerica Life Assurance Company on January 24, 2002. However the Company is continuing to do business as Anchor National Life Insurance Company. It is currently anticipated that the Company will seek regulatory approval to change its name in each state in which it does business to AIG SunAmerica Life Assurance Company effective sometime in the first quarter of 2003. The Separate Account is registered as a segregated unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

            The Separate Account offers the following products: Seasons, Seasons Select, Seasons Select II, Seasons Advisor and Seasons Triple Elite. Seasons Advisor and Seasons Triple Elite are new products launched on October 1, 2001 and December 10, 2001, respectively. Seasons Select II was launched in the prior fiscal year on October 16, 2000.

            The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full-service securities firms and financial institutions. The distributor of these contracts is SunAmerica Capital Services, Inc., an affiliate of the Company. No underwriting fees are paid in connection with the distribution of the contracts.

            The Separate Account is composed of four Class A and four Class B multi-managed variable investment strategies (the "Strategies"), nine Class A and nine Class B variable portfolios (the "Select Portfolios"), and one Class A and four Class B focused portfolios (the "Focused Portfolios"), each with a distinct investment objective. The Strategies are comprised of Growth, Moderate Growth, Balanced Growth, and Conservative Growth. Each strategy invests in the shares of a designated multi-managed portfolio of the Seasons Series Trust (the "Trust") and in two other portfolios of the Trust. Each of the Select Portfolios and the Focused Portfolios is invested solely in the shares of a designated portfolio of the Trust. The Trust is a diversified, open-end, affiliated investment company, which retains an investment advisor to assist in its investment activities. The contract holder may elect to have payments allocated to any of seven guaranteed-interest funds of the Company (the "General Account"), which are not a part of the Separate Account. The financial statements include balances allocated by the participant to the Strategies, Select Portfolios and Focused Portfolios and do not include balances allocated to the General Account.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


1.          ORGANIZATION (continued)

            The inception dates of Strategies, Select Portfolios, and Focused Portfolios in the Separate Account are the following:

            October 4, 2001 for Focus Value Portfolio; July 7, 2000 for Focus Growth Portfolio; December 29, 2000 for Focus Growth & Income and Focus TechNet Portfolios; March 1, 1999 for Large Cap Growth, Large Cap Composite, Large Cap Value, Mid Cap Growth, Mid Cap Value, Small Cap, and International Equity Portfolios; March 10, 1999 for Diversified Fixed Income Portfolio; March 26, 1999 for Cash Management Portfolio; April 15, 1997 for Growth, Moderate Growth, Balanced Growth, and Conservative Growth Strategies.


2.          SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

            INVESTMENT ACCOUNTING AND VALUATION: The investments are stated at the fair value of each of the portfolios of the Trusts as determined at the close of business day. Purchases and sales of shares of the portfolios are valued at the net asset values of such portfolios, which value their investment securities at fair value, on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded on the ex-distribution date. Realized gains and losses on the sale of investments in the Trusts are recognized at the date of sale and are determined on an average cost basis. Accumulation unit values are computed daily based on total net assets of the portfolios.

            FEDERAL INCOME TAXES: The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

            USE OF ESTIMATES: The preparation of financial statements in accordance with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that effect amounts reported therein. Actual results could differ from these estimates.

            RECLASSIFICATION: Prior year balances have been reclassified to conform with the current year reclassified presentation.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


3.          CHARGES AND DEDUCTIONS

            Charges and deductions are applied against the current value of the Separate Account and are paid as follows.

            WITHDRAWAL CHARGE: Contracts without the Seasons Rewards Program provide that in the event that a contract holder withdraws all or a portion of the contract value during the surrender charge period, withdrawal charges may be assessed on the excess of the free withdrawal amounts as defined in the contract. The withdrawal charges are based on tables of charges applicable to the contracts, with a maximum charge of 9% of any amount withdrawn that exceed the free withdrawal amount.

            The Seasons Rewards Program adds an amount to the contract (an "Initial Payment Enhancement") each time a purchase payment is submitted. An Initial Payment Enhancement is calculated as a percentage of each Purchase Payment. The minimum Initial Payment Enhancement is 2.00% of each Purchase Payment. Additionally, a discretionary amount may be added to the contract. If offered and elected, the maximum withdrawal charge for contracts with this option is 9% of any amount withdrawn that exceeds the free withdrawal amount.

            CONTRACT MAINTENANCE CHARGE: An annual contract maintenance fee of $35 ($30 in North Dakota and Utah) is charged against certain contracts issued, which reimburses the Company for expenses incurred in establishing and maintaining records relating to the contracts. The contract maintenance fee will be assessed on each anniversary during the accumulation phase. In the event that a total surrender of contract value is made, the entire charge will be assessed as of the date of surrender, and deducted from that withdrawal.

            MORTALITY AND EXPENSE RISK CHARGE: The Company deducts mortality and expense risk charges, computed on a daily basis. The total annual rate of the net asset value of each Strategy/Select Portfolio/Focused Portfolio, depending on the benefit options elected for each product, is as follows: Seasons - 1.25%, Seasons Select - 1.25% or 1.37%, Seasons Select II and Seasons Advisor - 1.25% or 1.50% and Seasons Triple Elite - 1.40%, 1.55% or 1.80%. The mortality risk charge is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant and to provide the standard death benefit. The expense risk charge is compensation for assuming the risk that the current contract administration charges will be insufficient in the future to cover the cost of administering the contract.

            DISTRIBUTION EXPENSE CHARGE: The Company deducts a distribution expense charge at an annual rate of 0.15% of the net asset value of each Strategy/Select Portfolio/Focused Portfolio, computed on a daily basis. This charge is for all expenses associated with the

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


3.          CHARGES AND DEDUCTIONS (continued)

            distribution of the contract. If this charge is not enough to cover the cost of distributing the contract, the Company will bear the loss.

            TRANSFER FEE: A transfer fee of $25 ($10 in Pennsylvania and Texas), depending on the contract provisions, may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year and is recorded as a redemption in the accompanying statement of changes in net assets.

            INCOME PROTECTOR FEE: The optional Income Protector Program, offered with certain contracts, provides a guaranteed fixed minimum retirement income upon annuitization. The fee is 0.10% of the Income Benefit Base, deducted annually from the contract value, and is recorded as a redemption in the accompanying statement of changes in net assets. The Income Benefit Base is calculated using the contract value on the effective date of the enrollment in the program and then each subsequent contract anniversary, adjusted for purchase payments, proportional withdrawals, fees and charges.

            PREMIUM TAXES: Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Some states assess premium taxes at the time purchase payments are made; others assess premium taxes at the time annuity payments begin or at the time of surrender. The Company currently intends to deduct premium taxes at the time of surrender or upon annuitization; however, it reserves the right to deduct any premium taxes when incurred or upon payment of the death benefit.

            SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


4.          PURCHASES AND SALES OF INVESTMENTS

            The aggregate cost of the Trust's shares acquired and the aggregate proceeds from shares sold during the period ended April 30, 2002 consist of the following:

                                                                                 Cost of Shares                 Proceeds from
            Portfolios                                                                 Acquired                   Shares Sold
            ----------                                                                 --------                   -----------
            Multi-Managed Growth Portfolio Class A                                $  15,028,082                $   17,304,553
            Multi-Managed Moderate Growth Portfolio Class A                          17,223,072                    16,531,617
            Multi-Managed Income/Equity Portfolio Class A                            13,808,739                    14,077,736
            Multi-Managed Income Portfolio Class A                                   11,634,142                    10,368,182
            Asset Allocation: Diversified Growth Portfolio Class A                   16,212,181                    28,640,028
            Stock Portfolio Class A                                                  19,755,941                    37,245,905
            Large Cap Growth Portfolio Class A                                        2,679,555                     6,444,492
            Large Cap Composite Portfolio Class A                                     1,989,799                     2,539,461
            Large Cap Value Portfolio Class A                                         5,537,356                     2,967,091
            Mid Cap Growth Portfolio Class A                                          2,653,630                     4,272,410
            Mid Cap Value Portfolio Class A                                           7,616,415                     4,152,380
            Small Cap Portfolio Class A                                               3,170,403                     2,908,998
            International Equity Portfolio Class A                                    1,263,733                     2,037,864
            Diversified Fixed Income Portfolio Class A                                6,209,867                     3,708,448
            Cash Management Portfolio Class A                                        14,115,477                    14,895,777
            Focus Growth Portfolio Class A                                            2,227,899                     2,506,268
            Multi-Managed Growth Portfolio Class B                                   46,095,143                     3,130,096
            Multi-Managed Moderate Growth Portfolio Class B                          78,662,672                     2,633,490
            Multi-Managed Income/Equity Portfolio Class B                            65,084,106                     3,267,200
            Multi-Managed Income Portfolio Class B                                   47,198,537                     4,073,911
            Asset Allocation: Diversified Growth Portfolio Class B                  103,381,388                     6,788,922
            Stock Portfolio Class B                                                  86,453,370                    10,134,040
            Large Cap Growth Portfolio Class B                                       33,237,087                     2,595,927
            Large Cap Composite Portfolio Class B                                    14,494,594                     2,223,701
            Large Cap Value Portfolio Class B                                        47,152,743                     3,186,261
            Mid Cap Growth Portfolio Class B                                        30,479,117                      4,523,184
            Mid Cap Value Portfolio Class B                                          40,767,679                     2,907,273
            Small Cap Portfolio Class B                                              38,089,513                    12,585,018
            International Equity Portfolio Class B                                  116,057,688                    97,741,907
            Diversified Fixed Income Portfolio Class B                               62,471,612                    20,712,570
            Cash Management Portfolio Class B                                       155,866,679                   144,787,418

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


4.          PURCHASES AND SALES OF INVESTMENTS (continued)

                                                                                 Cost of Shares                 Proceeds from
            Portfolios                                                                 Acquired                   Shares Sold
            ----------                                                                 --------                   -----------
            Focus Growth Portfolio Class B                                       $   27,371,121                $    5,032,929
            Focus Growth and Income Portfolio Class B                                13,017,255                     1,143,581
            Focus Value Portfolio Class B                                            14,123,620                       313,610
            Focus TechNet Portfolio Class B                                          14,969,809                     8,074,129

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


5.    UNIT VALUES

      A summary of unit values and units outstanding for the variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and net investment income ratios for the period ended April 30, 2002 follows:


                                                                            Ratio of
                                                      Net Assets           expenses to      Ratio of
                                            ----------------------------     average       investment             Total
                                                Unit                       net assets      income to             Return
                                            Value Lowest        Total        Lowest         average             Lowest to
                Units                       to Highest ($)    Value ($)   to Highest (1)  net assets (3)        Highest (4)
                -----                       --------------    ---------   --------------  --------------        -----------
Growth Strategy Class A
          10,908,140                        14.34  to 14.40  157,031,366  1.40% to 1.52%       3.18%       -15.71% to -15.61%

Moderate Growth Strategy Class A
          11,717,719                         14.15 to 14.20  166,340,750  1.40% to 1.52%       4.38%       -13.00% to -12.89%

Balanced Growth Strategy Class A
          8,709,189                          13.68 to 13.73  119,574,001  1.40% to 1.52%       6.57%         -8.48% to -8.37%

Conservative Growth Strategy Class A
          6,350,294                          13.39 to 13.44   85,371,281  1.40% to 1.52%      10.18%         -5.01% to -4.90%

Large Cap Growth Portfolio Class A
          2,480,659                            7.18 to 7.95   19,546,687  1.40% to 1.52%       0.00%       -21.62% to -21.52%

Large Cap Composite Portfolio Class A
          694,260                              8.16 to 8.88    6,145,402  1.40% to 1.52%       0.03%       -14.97% to -14.86%

Large Cap Value Portfolio Class A
          1,523,447                          10.84 to 11.32   17,218,760  1.40% to 1.52%       0.54%         -8.53% to -8.42%

Mid Cap Growth Portfolio Class A
          1,472,485                          11.21 to 12.21   17,888,985  1.40% to 1.52%       0.00%       -10.98% to -10.87%

Mid Cap Value Portfolio Class A
          1,101,922                          15.41 to 15.66   17,237,519  1.40% to 1.52%       0.70%         10.07% to 10.20%

Small Cap Portfolio Class A
          1,348,181                          10.07 to 10.48   14,095,807  1.40% to 1.52%       0.00%         -6.64% to -6.52%

International Equity Portfolio Class A
          1,166,987                            7.25 to 7.78    9,048,213  1.40% to 1.52%       0.00%       -19.13% to -19.04%

Diversified Fixed Income Portfolio Class A
          1,411,919                          10.76 to 10.93   15,426,164  1.40% to 1.52%       3.00%           3.26% to 3.39%

Cash Management Portfolio Class A
            531,352                          10.81 to 10.86    5,766,910  1.40% to 1.52%       0.64%      -0.89%(2) to -0.81%(2)

Focus Growth Portfolio Class A
          1,173,483                            6.20 to 6.58    7,699,685  1.40% to 1.52%       0.00%       -14.01% to -13.90%

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


5.    UNIT VALUES (Continued)

                                                                            Ratio of
                                                      Net Assets           expenses to      Ratio of
                                            ----------------------------     average       investment             Total
                                                Unit                       net assets      income to             Return
                                            Value Lowest        Total        Lowest         average             Lowest to
                Units                       to Highest ($)    Value ($)   to Highest (1)  net assets (3)        Highest (4)
                -----                       --------------    ---------   --------------  --------------        -----------
Growth Strategy Class B
          6,910,595                          14.30 to 14.48   98,937,250  1.40% to 1.95%       1.19%        -15.96% to -4.75%(5)

Moderate Growth Strategy Class B
         10,962,655                          14.11 to 14.16  154,852,713  1.40% to 1.95%       1.57%        -13.25% to -4.51%(5)

Balanced Growth Strategy Class B
          9,013,774                          13.64 to 13.70  123,147,411  1.40% to 1.95%       1.97%         -8.77% to -3.25%(5)

Conservative Growth Strategy Class B
          6,071,979                          13.35 to 13.53   81,208,456  1.40% to 1.95%       2.47%         -5.31% to -0.98%(5)

Large Cap Growth Portfolio Class B
          4,680,882                            7.90 to 7.95   37,007,912  1.40% to 1.95%       0.00%        -21.84% to -9.76%(5)

Large Cap Composite Portfolio Class B
          1,735,375                            8.82 to 8.88   15,328,272  1.40% to 1.95%       0.00%        -15.19% to -5.80%(5)

Large Cap Value Portfolio Class B
          4,675,294                          11.00 to 11.30   52,651,828  1.40% to 1.95%       0.43%         -8.79% to -5.42%(5)

Mid Cap Growth Portfolio Class B
          2,843,909                          12.14 to 12.25   34,553,224  1.40% to 1.95%       0.00%        -11.22% to -1.75%(5)

Mid Cap Value Portfolio Class B
          3,225,649                          14.73 to 15.63   50,248,919  1.40% to 1.95%       0.59%        2.88%(5) to 10.04%

Small Cap Portfolio Class B
          2,996,292                          10.42 to 10.51   31,232,150  1.40% to 1.95%       0.00%          -6.89% to 2.01%(5)

International Equity Portfolio Class B
          2,956,184                            7.74 to 7.79   22,913,462  1.40% to 1.95%       0.00%        -19.32% to -1.39%(5)

Diversified Fixed Income Portfolio Class B
          4,759,508                          10.62 to 10.91   51,800,174  1.40% to 1.95%       3.18%        -1.36%(5) to 3.24%

Cash Management Portfolio Class B
          2,950,078                          10.79 to 10.86   31,893,473  1.40% to 1.95%       0.62%      -1.24%(2) to -0.94%(2)

Focus Growth Portfolio Class B
          5,145,160                            6.55 to 6.59   33,702,315  1.40% to 1.95%       0.00%        -14.25% to -4.46%(5)

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


5.    UNIT VALUES (Continued)

                                                                            Ratio of
                                                      Net Assets           expenses to      Ratio of
                                            ----------------------------     average       investment             Total
                                                Unit                       net assets      income to             Return
                                            Value Lowest        Total        Lowest         average             Lowest to
                Units                       to Highest ($)    Value ($)   to Highest (1)  net assets (3)        Highest (4)
                -----                       --------------    ---------   --------------  --------------        -----------
Focus Growth and Income Portfolio Class B
          1,679,285                            8.14 to 8.55   13,818,473  1.40% to 1.95%       0.05%          -8.96% to 2.02%(5)

Focus Value Portfolio Class B
          1,266,808                          10.65 to 10.79   13,591,403  1.40% to 1.95%       0.00%       -3.51%(6) to 7.40%(5)

Focus TechNet Portfolio Class B
          1,430,649                            3.30 to 3.65    5,099,065  1.40% to 1.95%       0.00%       -47.98% to -25.68%(5)

----------
(1) Represents the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values and exclude the expenses of the underlying funds and charges made directly to contract holder accounts through the redemption of units. Ratios are annualized for periods less than one year.

(2) Represents the annualized effective yield for the 7 day period ended April 30, 2002.

(3) Represents the dividends, excluding distributions of capital gains, received by the individual variable accounts from the underlying funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in a direct reduction in the unit values. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying funds in which the variable accounts invest. Ratios are annualized for periods less than one year.

(4) Represents the total return for the period indicated, including changes in the underlying funds, and reflects deductions for all items included in the expense ratio. Total return does not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date of a particular investment option in the variable account through the end of the reporting period.

(5)   For the period from December 10, 2001 (effective date) to April 30, 2002.

(6)   For the period from October 4, 2001 (effective date) to April 30, 2002.

                           PART C--OTHER INFORMATION

                   ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements

The following financial statements are included in Part B of the Registration
Statement:

The Audited Financial Statements for AIG SunAmerica Life Assurance Company (formerly Anchor National Life Insurance Company) at December 31, 2001 and 2000, for the years ended December 31, 2001, 2000 and 1999. Audited financial statements of Variable Annuity Account Five at April 30, 2002, for the years ended April 30, 2002, and 2001.

(b) Exhibits

 (1) Resolutions Establishing Separate Account............................................ ***
 (2) Custody Agreements................................................................... ***
 (3) (a) Form of Distribution Contract.................................................... ***
     (b) Form of Selling Agreement........................................................ ***
 (4) (a) Seasons Advisor II Individual Variable Annuity Contract.......................... **
     (b) Seasons Advisor II Group Variable Annuity Contract............................... **
     (c) Seasons Advisor II Individual Maximum Anniversary Death Benefit Endorsement...... **
     (d) Seasons Advisor II Individual Purchase Payment Accumulation Death Benefit
         Endorsement...................................................................... **
     (e) Seasons Advisor II Individual Purchase Payment Accumulation Death Benefit
         Endorsement with Earnings Advantage.............................................. **
     (f) Seasons Advisor II Individual Maximum Anniversary Death Benefit Endorsement with
         Earnings Advantage............................................................... **
     (g) Seasons Advisor II Group Maximum Anniversary Death Benefit Endorsement........... **
     (h) Seasons Advisor II Group Purchase Payment Accumulation Death Benefit
         Endorsement...................................................................... **
     (i) Seasons Advisor II Group Purchase Payment Accumulation Death Benefit
         Endorsement with Earnings Advantage.............................................. **
     (j) Seasons Advisor II Group Maximum Anniversary Death Benefit Endorsement with
         Earnings Advantage............................................................... **
 (5) Seasons Advisor II  Application...................................................... **
 (6) Depositor--Corporate Documents.......................................................
     (a) Amended and Restated Articles of Incorporation................................... *****
     (b) Amended and Restated By-Laws..................................................... *****
 (7) Reinsurance Contract................................................................. Not Applicable
 (8) Seasons Series Trust Fund Participation Agreement.................................... ***
 (9) Opinion of Counsel................................................................... **
(10) Consent of Independent Accountants................................................... *
(11) Financial Statements Omitted from Item 23............................................ Not Applicable
(12) Initial Capitalization Agreement..................................................... Not Applicable
(13) Performance Computations............................................................. ****

(14) Diagram and Listing of All Persons Directly or Indirectly Controlled By or Under
       Common Control with Anchor National Life Insurance Company, the Depositor of
       Registrant                                                                          +
(15) Powers of Attorney................................................................... **

--------
*    Filed Herewith
**   Filed with Variable Annuity Five and Anchor National Registration
     Statement 333-92396, 811-07727, on July 15, 2002.
*** Filed with Variable Annuity Account Five and Anchor National Registration Statement 333-08859, 811-7727, Pre-Effective Amendment 1 on March 11, 1997.

**** Filed with Variable Annuity Account Five and Anchor National Initial
     Registration Statement 333-64338, 811-07727 on July 2, 2001.
***** Filed with Variable Annuity Account Five and Anchor National Life
      Insurance Company Post Effective Amendment No. 1 and No. 2 to Registration Statement file No. 333-64338.
+ Filed with Valuable Annuity Account Five and Anchor National Pre Effective Amendment No. 1 and No. 1 to Registration Statement file No. 333-92396 and No. 811-07727 on October 28, 2002.

                ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The officers and directors of Anchor National are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.

          Name                Position
          ----                --------
          Jay S. Wintrob..... Director and Chief Executive Officer
          Jana W. Greer...... Director and President
          James R. Belardi... Director and Senior Vice President
          N. Scott Gillis.... Director and Senior Vice President
          Edwin R. Raquel.... Senior Vice President and Chief Actuary
          Marc H. Gamsin..... Director and Senior Vice President
          Mark A. Zaeske..... Treasurer
          J. Franklin Grey... Vice President
          Maurice S. Hebert.. Vice President and Controller
          Gregory M. Outcalt. Senior Vice President
          Scott H. Richland.. Vice President
          Stewart R. Polakov. Vice President
          Lawrence M. Goldman Vice President and Assistant Secretary
          Christine A. Nixon. Vice President and Secretary
          Ron Tani........... Vice President
          Virginia N. Puzon.. Assistant Secretary

--------
*  88 Bradley Road, P.O. Box 4005, Woodbridge, Connecticut 06525

     ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR
              OR REGISTRANT

The Registrant is a separate account of Anchor National (Depositor). Depositor is a subsidiary of American International Group, Inc. ("AIG"). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor or Registrant, see Exhibit 14 of this Registration Statement which is filed herein. As of January 4, 1999, Depositor became an indirect wholly-owned subsidiary of AIG. An organizational chart for AIG can be found in Form 10-K, SEC file number 001-08787 filed April 1, 2002.

                       ITEM 27. NUMBER OF CONTRACT OWNERS

As of November 1, 2002, there were no contracts funded by Variable Annuity Account Five (portion relating to the SEASONS ADVISOR II Variable Annuity) of Anchor National as sales contracts have not begun.

                            ITEM 28. INDEMNIFICATION

None.

                         ITEM 29. PRINCIPAL UNDERWRITER

SunAmerica Capital Services, Inc. serves as distributor to the Registrant, Variable Annuity Account Five, Presidential Variable Account One, Variable Separate Account, FS Variable Separate Account, Variable Annuity Account One, FS Variable Annuity Account One, Variable Annuity Account Four, FS Variable Annuity Account Five, Variable Annuity Account Nine and Variable Annuity Account Seven. SunAmerica Capital Services, Inc. also serves as the underwriter to the SunAmerica Income Funds, SunAmerica Equity Funds, SunAmerica Money Market Funds, Inc., Style Select Series, Inc. and the SunAmerica Strategic Investment Series, Inc., all issued by Sunamerica Asset Management Corp.

Its principal business address is 733 Third Avenue, 4th Floor, New York, New York 10017. The following are the directors and officers of SunAmerica Capital Services, Inc.

Name                Position with Distributor
----                -------------------------
Peter A. Harbeck... Director
J. Steven Neamtz... Director, President and Chief Executive Officer
Robert M. Zakem.... Director, Executive Vice President, General Counsel & Assistant
                      Secretary
James Nichols...... Vice President
John T. Genoy...... Vice President, Chief Financial Officer and Controller
Christine A. Nixon. Secretary
Lawrence M. Goldman Assistant Secretary
Virginia N. Puzon.. Assistant Secretary

                                  Net Distribution Compensation on
                                   Discounts and    Redemption or   Brokerage
Name of Distributor                 Commissions     Annuitization  Commissions Commissions*
-------------------                 -----------    --------------- ----------- ------------
SunAmerica Capital Services, Inc.       None            None          None         None

--------
*  Distribution fee is paid by Anchor National.

                   ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

Anchor National, the Depositor for the Registrant, is located at 1 SunAmerica Center, Los Angeles, California 90067-6022. SunAmerica Capital Services, Inc., the distributor of the Contracts, is located at 733 Third Avenue, New York, New York 10017. Each maintains those accounts and records required to be maintained by it pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02100, maintains certain accounts and records pursuant to the instructions of the Registrant.

                          ITEM 31. MANAGEMENT SERVICES

Not Applicable.

                             ITEM 32. UNDERTAKINGS

Registrant undertakes to (1) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (2) include either (A) as part of any application to purchase a Contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (B) a postcard or similar written communication affixed to or included in the Prospectus that the Applicant can remove to send for a Statement of Additional Information; and (3) deliver a Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

                            ITEM 33. REPRESENTATION

a) The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

    1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

    2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

    3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
       Section 403(b)(11) to the attention of the potential participants;

    4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

b) REPRESENTATION PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940: The Company represents that the fees and charges to be deducted under the variable annuity contract described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the contract.

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Los Angeles, and the State of California, on this 5th day of November, 2002.

                                              VARIABLE ANNUITY ACCOUNT FIVE
                                              (Registrant)

                                              ANCHOR NATIONAL LIFE INSURANCE
                                              COMPANY
                                              (Depositor)

                                              By:      /s/  JAY S. WINTROB
                                                  -----------------------------
                                                         Jay S. Wintrob
                                                     CHIEF EXECUTIVE OFFICER

                                              ANCHOR NATIONAL LIFE INSURANCE
                                              COMPANY
                                              (Depositor)

                                              By:     /s/   JAY S. WINTROB
                                                  -----------------------------
                                                         Jay S. Wintrob
                                                     CHIEF EXECUTIVE OFFICER

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacity and on the dates indicated.

          Signature                        Title                    Date
          ---------                        -----                    ----

       JAY S. WINTROB*         Chief Executive Officer and    November 5, 2002
-----------------------------    Director (Principal
       Jay S. Wintrob            Executive Officer)

       MARC H. GAMSIN*         Senior Vice President and      November 5, 2002
-----------------------------    Director
       Marc H. Gamsin

      N. SCOTT GILLIS*         Senior Vice President and      November 5, 2002
-----------------------------    Director (Principal
       N. Scott Gillis           Financial Officer)

      JAMES R. BELARDI*        Senior Vice President and      November 5, 2002
-----------------------------    Director
      James R. Belardi

       JANA W. GREER*          President and Director         November 5, 2002
-----------------------------
        Jana W. Greer

     MAURICE S. HEBERT*        Vice President and Controller  November 5, 2002
-----------------------------    (Principal Accounting
      Maurice S. Hebert          Officer)

* By Attorney-In-Fact


 /s/  CHRISTINE A. NIXON
-------------------------
   Christine A. Nixon

                                 EXHIBIT INDEX

Exhibit
  No.                                                                     Description
-------                                                                   -----------

(10)    Consent of Independent Accountants
